UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Capital Appreciation

Fund -
Class K

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Capital Appreciation	.85%
Actual		$ 1,000.00	$ 1,039.20	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26
Class K	.74%
Actual		$ 1,000.00	$ 1,039.80	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	7.0	6.7
Celgene Corp.	4.7	4.1
Ameriprise Financial, Inc.	4.2	4.3
Amgen, Inc.	3.8	7.1
Lorillard, Inc.	3.6	3.4
Apple, Inc.	3.2	2.5
Biogen, Inc.	3.1	2.6
McGraw Hill Financial, Inc.	2.6	2.7
Starbucks Corp.	2.5	2.3
Cisco Systems, Inc.	2.3	0.0
	37.0
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	33.6	36.3
Consumer Discretionary	22.1	19.6
Financials	17.2	17.2
Information Technology	9.2	10.9
Industrials	4.4	5.2
Asset Allocation (% of fund's net assets)
As of April 30, 2015*		As of October 31, 2014**
	Stocks 92.5%		Stocks 99.6%
	Short-Term Investments and Net Other Assets (Liabilities) 7.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	11.0%	** Foreign investments	15.2%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.1%
Auto Components - 0.6%
Tenneco, Inc. (a)	863,145	$ 50,451
Automobiles - 2.0%
Ford Motor Co.	11,404,842	180,197
Diversified Consumer Services - 0.4%
H&R Block, Inc.	1,096,893	33,170
Hotels, Restaurants & Leisure - 9.1%
Dalata Hotel Group PLC (a)	4,684,300	18,840
Hilton Worldwide Holdings, Inc. (a)	2,673,149	77,414
Las Vegas Sands Corp.	3,132,361	165,639
Paddy Power PLC (Ireland)	933,950	83,496
Starbucks Corp.	4,525,448	224,372
Whitbread PLC	1,791,019	143,818
Wyndham Worldwide Corp.	1,083,989	92,573
		806,152
Leisure Products - 1.5%
Polaris Industries, Inc.	973,037	133,267
Media - 3.5%
Havas SA	4,175,200	34,824
Interpublic Group of Companies, Inc.	4,012,294	83,616
The Walt Disney Co.	1,759,381	191,280
		309,720
Multiline Retail - 1.4%
Dollar General Corp.	423,320	30,780
JC Penney Corp., Inc. (a)(d)	10,729,300	89,053
		119,833
Specialty Retail - 3.6%
AutoZone, Inc. (a)	57,435	38,634
Home Depot, Inc.	1,755,700	187,825
TJX Companies, Inc.	1,440,415	92,964
		319,423
TOTAL CONSUMER DISCRETIONARY		1,952,213
CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 0.6%
Sprouts Farmers Market LLC (a)	1,588,262	50,801
Household Products - 0.1%
Energizer Holdings, Inc.	58,500	7,992
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 3.6%
Lorillard, Inc.	4,540,178	$ 317,177
TOTAL CONSUMER STAPLES		375,970
FINANCIALS - 17.2%
Banks - 2.1%
JPMorgan Chase & Co.	2,975,000	188,199
Capital Markets - 10.6%
Ameriprise Financial, Inc.	2,958,779	370,676
BlackRock, Inc. Class A	524,416	190,856
Charles Schwab Corp.	4,597,582	140,226
E*TRADE Financial Corp. (a)	5,963,743	171,696
Waddell & Reed Financial, Inc. Class A	1,188,338	58,609
		932,063
Diversified Financial Services - 4.1%
CME Group, Inc.	1,385,072	125,917
McGraw Hill Financial, Inc.	2,219,542	231,498
		357,415
Real Estate Investment Trusts - 0.4%
American Tower Corp.	403,369	38,130
TOTAL FINANCIALS		1,515,807
HEALTH CARE - 33.6%
Biotechnology - 23.0%
Actelion Ltd.	810,168	106,603
Alexion Pharmaceuticals, Inc. (a)	666,418	112,778
Amgen, Inc.	2,127,999	336,032
Biogen, Inc. (a)	729,125	272,642
Celgene Corp. (a)	3,834,494	414,355
Gilead Sciences, Inc. (a)	6,176,518	620,801
Medivation, Inc. (a)	1,357,783	163,939
		2,027,150
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (a)	8,605,194	153,345
Health Care Providers & Services - 1.3%
HCA Holdings, Inc. (a)	613,300	45,390
McKesson Corp.	333,100	74,415
		119,805
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 7.6%
AbbVie, Inc.	1,268,700	$ 82,034
Actavis PLC (a)	382,836	108,289
Astellas Pharma, Inc.	3,469,200	54,018
Jazz Pharmaceuticals PLC (a)	1,158,399	207,006
Pacira Pharmaceuticals, Inc. (a)	885,466	60,637
Shire PLC	1,415,600	115,037
Teva Pharmaceutical Industries Ltd. sponsored ADR	732,300	44,246
		671,267
TOTAL HEALTH CARE		2,971,567
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.8%
Northrop Grumman Corp.	195,100	30,053
Textron, Inc.	926,700	40,756
		70,809
Airlines - 2.2%
American Airlines Group, Inc.	2,010,100	97,058
Delta Air Lines, Inc.	2,064,000	92,137
		189,195
Machinery - 0.7%
Wabtec Corp.	665,554	62,595
Road & Rail - 0.7%
Union Pacific Corp.	612,691	65,086
TOTAL INDUSTRIALS		387,685
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 2.3%
Cisco Systems, Inc.	7,221,300	208,190
Internet Software & Services - 1.7%
Facebook, Inc. Class A (a)	1,072,900	84,512
Twitter, Inc. (a)	1,618,800	63,068
		147,580
IT Services - 0.4%
Visa, Inc. Class A	526,700	34,789
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.6%
Adobe Systems, Inc. (a)	1,694,860	$ 128,911
SolarWinds, Inc. (a)	335,924	16,386
		145,297
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	2,243,400	280,762
TOTAL INFORMATION TECHNOLOGY		816,618
MATERIALS - 1.7%
Chemicals - 1.7%
CF Industries Holdings, Inc.	293,563	84,391
Ferro Corp. (a)	438,989	5,922
Potash Corp. of Saskatchewan, Inc. (d)	1,853,660	60,534
		150,847
TOTAL COMMON STOCKS (Cost $6,244,015)		8,170,707
Money Market Funds - 8.6%

Fidelity Cash Central Fund, 0.15% (b)	654,839,713	654,840
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	104,491,425	104,491
TOTAL MONEY MARKET FUNDS (Cost $759,331)		759,331
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $7,003,346)		8,930,038
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(100,108)
NET ASSETS - 100%		$ 8,829,930
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 261
Fidelity Securities Lending Cash Central Fund	845
Total	$ 1,106
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Oxford Industries, Inc.	$ 52,998	$ -	$ 57,067	$ 188	$ -
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,952,213	$ 1,671,235	$ 280,978	$ -
Consumer Staples	375,970	375,970	-	-
Financials	1,515,807	1,515,807	-	-
Health Care	2,971,567	2,695,909	275,658	-
Industrials	387,685	387,685	-	-
Information Technology	816,618	816,618	-	-
Materials	150,847	150,847	-	-
Money Market Funds	759,331	759,331	-	-
Total Investments in Securities:	$ 8,930,038	$ 8,373,402	$ 556,636	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 301,450
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.0%
Ireland	4.7%
United Kingdom	1.6%
Bailiwick of Jersey	1.3%
Switzerland	1.2%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $98,482) - See accompanying schedule: Unaffiliated issuers (cost $6,244,015)	$ 8,170,707
Fidelity Central Funds (cost $759,331)	759,331
Total Investments (cost $7,003,346)		$ 8,930,038
Cash		1,099
Receivable for investments sold		225,320
Receivable for fund shares sold		3,906
Dividends receivable		7,628
Distributions receivable from Fidelity Central Funds		182
Prepaid expenses		6
Other receivables		179
Total assets		9,168,358

Liabilities
Payable for investments purchased	$ 223,132
Payable for fund shares redeemed	5,009
Accrued management fee	4,572
Other affiliated payables	1,041
Other payables and accrued expenses	183
Collateral on securities loaned, at value	104,491
Total liabilities		338,428

Net Assets		$ 8,829,930
Net Assets consist of:
Paid in capital		$ 6,374,649
Undistributed net investment income		12,703
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		515,828
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,926,750
Net Assets		$ 8,829,930

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Capital Appreciation: Net Asset Value, offering price and redemption price per share ($6,201,649 ÷ 166,791 shares)	$ 37.18

Class K: Net Asset Value, offering price and redemption price per share ($2,628,281 ÷ 70,569 shares)	$ 37.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends (including $188 earned from other affiliated issuers)		$ 55,932
Income from Fidelity Central Funds		1,106
Total income		57,038

Expenses
Management fee Basic fee	$ 24,171
Performance adjustment	5,425
Transfer agent fees	5,486
Accounting and security lending fees	628
Custodian fees and expenses	85
Independent trustees' compensation	18
Registration fees	80
Audit	38
Legal	15
Miscellaneous	29
Total expenses before reductions	35,975
Expense reductions	(87)	35,888
Net investment income (loss)		21,150
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	500,102
Other affiliated issuers	27,384
Foreign currency transactions	(394)
Total net realized gain (loss)		527,092
Change in net unrealized appreciation (depreciation) on: Investment securities	(210,130)
Assets and liabilities in foreign currencies	90
Total change in net unrealized appreciation (depreciation)		(210,040)
Net gain (loss)		317,052
Net increase (decrease) in net assets resulting from operations		$ 338,202

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,150	$ 26,312
Net realized gain (loss)	527,092	989,698
Change in net unrealized appreciation (depreciation)	(210,040)	340,038
Net increase (decrease) in net assets resulting from operations	338,202	1,356,048
Distributions to shareholders from net investment income	(24,987)	(33,391)
Distributions to shareholders from net realized gain	(877,095)	(749,339)
Total distributions	(902,082)	(782,730)
Share transactions - net increase (decrease)	802,569	(27,628)
Total increase (decrease) in net assets	238,689	545,690

Net Assets
Beginning of period	8,591,241	8,045,551
End of period (including undistributed net investment income of $12,703 and undistributed net investment income of $16,540, respectively)	$ 8,829,930	$ 8,591,241

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Appreciation

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 39.82	$ 37.30	$ 29.21	$ 25.51	$ 24.03	$ 18.71
Income from Investment Operations
Net investment income (loss) D	.08	.11	.19	.15	.06	.04
Net realized and unrealized gain (loss)	1.44	6.05	8.66	3.59	1.44	5.30
Total from investment operations	1.52	6.16	8.85	3.74	1.50	5.34
Distributions from net investment income	(.10)	(.14)	(.17)	(.04)	(.02)	(.02)
Distributions from net realized gain	(4.06)	(3.50)	(.59)	-	-	-
Total distributions	(4.16)	(3.64)	(.76)	(.04)	(.02)	(.02)
Net asset value, end of period	$ 37.18	$ 39.82	$ 37.30	$ 29.21	$ 25.51	$ 24.03
Total ReturnB, C	3.92%	17.86%	31.03%	14.70%	6.24%	28.57%
Ratios to Average Net Assets E, G
Expenses before reductions	.85%A	.82%	.79%	.96%	.91%	.88%
Expenses net of fee waivers, if any	.85%A	.82%	.79%	.96%	.91%	.88%
Expenses net of all reductions	.85%A	.81%	.77%	.95%	.90%	.86%
Net investment income (loss)	.45%A	.28%	.57%	.53%	.25%	.16%
Supplemental Data
Net assets, end of period (in millions)	$ 6,202	$ 6,132	$ 5,920	$ 4,678	$ 4,319	$ 4,672
Portfolio turnover rateF	106% A	112%	156%	169%	182%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 39.90	$ 37.38	$ 29.28	$ 25.57	$ 24.09	$ 18.73
Income from Investment Operations
Net investment income (loss) D	.10	.15	.23	.19	.10	.08
Net realized and unrealized gain (loss)	1.45	6.06	8.67	3.61	1.44	5.31
Total from investment operations	1.55	6.21	8.90	3.80	1.54	5.39
Distributions from net investment income	(.15)	(.19)	(.21)	(.09)	(.06)	(.03)
Distributions from net realized gain	(4.06)	(3.50)	(.59)	-	-	-
Total distributions	(4.21)	(3.69)	(.80)	(.09)	(.06)	(.03)
Net asset value, end of period	$ 37.24	$ 39.90	$ 37.38	$ 29.28	$ 25.57	$ 24.09
Total ReturnB, C	3.98%	17.97%	31.19%	14.92%	6.41%	28.80%
Ratios to Average Net Assets E, G
Expenses before reductions	.74%A	.70%	.66%	.81%	.75%	.70%
Expenses net of fee waivers, if any	.74%A	.70%	.66%	.81%	.75%	.70%
Expenses net of all reductions	.74%A	.70%	.63%	.80%	.74%	.68%
Net investment income (loss)	.56%A	.40%	.70%	.68%	.41%	.34%
Supplemental Data
Net assets, end of period (in millions)	$ 2,628	$ 2,460	$ 2,125	$ 1,438	$ 856	$ 712
Portfolio turnover rate F	106% A	112%	156%	169%	182%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,022,462
Gross unrealized depreciation	(100,309)
Net unrealized appreciation (depreciation) on securities	$ 1,922,153

Tax cost	$ 7,007,885

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,448,968 and $5,153,568, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the management fee is based on the relative investment performance of Capital Appreciation as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Capital Appreciation	$ 4,879.16
Class K	607.05
	$ 5,486

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $89 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $6,462. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $845, including $13 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $85 for the period.

Semiannual Report

8. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Capital Appreciation expenses during the period in the amount of $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Capital Appreciation	$ 15,699	$ 22,746
Class K	9,288	10,645
Total	$ 24,987	$ 33,391
From net realized gain
Capital Appreciation	$ 624,269	$ 552,386
Class K	252,826	196,953
Total	$ 877,095	$ 749,339

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Capital Appreciation
Shares sold	10,714	18,813	$ 402,324	$ 698,436
Reinvestment of distributions	16,417	15,586	604,128	545,521
Shares redeemed	(14,326)	(39,134)	(535,208)	(1,434,918)
Net increase (decrease)	12,805	(4,735)	$ 471,244	$ (190,961)
Class K
Shares sold	7,684	17,919	$ 288,420	$ 655,739
Reinvestment of distributions	7,113	5,926	262,114	207,598
Shares redeemed	(5,866)	(19,075)	(219,209)	(700,004)
Net increase (decrease)	8,931	4,770	$ 331,325	$ 163,333

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CAF-K-USAN-0615
1.863092.106
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Capital Appreciation

Fund

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Capital Appreciation	.85%
Actual		$ 1,000.00	$ 1,039.20	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26
Class K	.74%
Actual		$ 1,000.00	$ 1,039.80	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	7.0	6.7
Celgene Corp.	4.7	4.1
Ameriprise Financial, Inc.	4.2	4.3
Amgen, Inc.	3.8	7.1
Lorillard, Inc.	3.6	3.4
Apple, Inc.	3.2	2.5
Biogen, Inc.	3.1	2.6
McGraw Hill Financial, Inc.	2.6	2.7
Starbucks Corp.	2.5	2.3
Cisco Systems, Inc.	2.3	0.0
	37.0
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	33.6	36.3
Consumer Discretionary	22.1	19.6
Financials	17.2	17.2
Information Technology	9.2	10.9
Industrials	4.4	5.2
Asset Allocation (% of fund's net assets)
As of April 30, 2015*		As of October 31, 2014**
	Stocks 92.5%		Stocks 99.6%
	Short-Term Investments and Net Other Assets (Liabilities) 7.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	11.0%	** Foreign investments	15.2%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.1%
Auto Components - 0.6%
Tenneco, Inc. (a)	863,145	$ 50,451
Automobiles - 2.0%
Ford Motor Co.	11,404,842	180,197
Diversified Consumer Services - 0.4%
H&R Block, Inc.	1,096,893	33,170
Hotels, Restaurants & Leisure - 9.1%
Dalata Hotel Group PLC (a)	4,684,300	18,840
Hilton Worldwide Holdings, Inc. (a)	2,673,149	77,414
Las Vegas Sands Corp.	3,132,361	165,639
Paddy Power PLC (Ireland)	933,950	83,496
Starbucks Corp.	4,525,448	224,372
Whitbread PLC	1,791,019	143,818
Wyndham Worldwide Corp.	1,083,989	92,573
		806,152
Leisure Products - 1.5%
Polaris Industries, Inc.	973,037	133,267
Media - 3.5%
Havas SA	4,175,200	34,824
Interpublic Group of Companies, Inc.	4,012,294	83,616
The Walt Disney Co.	1,759,381	191,280
		309,720
Multiline Retail - 1.4%
Dollar General Corp.	423,320	30,780
JC Penney Corp., Inc. (a)(d)	10,729,300	89,053
		119,833
Specialty Retail - 3.6%
AutoZone, Inc. (a)	57,435	38,634
Home Depot, Inc.	1,755,700	187,825
TJX Companies, Inc.	1,440,415	92,964
		319,423
TOTAL CONSUMER DISCRETIONARY		1,952,213
CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 0.6%
Sprouts Farmers Market LLC (a)	1,588,262	50,801
Household Products - 0.1%
Energizer Holdings, Inc.	58,500	7,992
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 3.6%
Lorillard, Inc.	4,540,178	$ 317,177
TOTAL CONSUMER STAPLES		375,970
FINANCIALS - 17.2%
Banks - 2.1%
JPMorgan Chase & Co.	2,975,000	188,199
Capital Markets - 10.6%
Ameriprise Financial, Inc.	2,958,779	370,676
BlackRock, Inc. Class A	524,416	190,856
Charles Schwab Corp.	4,597,582	140,226
E*TRADE Financial Corp. (a)	5,963,743	171,696
Waddell & Reed Financial, Inc. Class A	1,188,338	58,609
		932,063
Diversified Financial Services - 4.1%
CME Group, Inc.	1,385,072	125,917
McGraw Hill Financial, Inc.	2,219,542	231,498
		357,415
Real Estate Investment Trusts - 0.4%
American Tower Corp.	403,369	38,130
TOTAL FINANCIALS		1,515,807
HEALTH CARE - 33.6%
Biotechnology - 23.0%
Actelion Ltd.	810,168	106,603
Alexion Pharmaceuticals, Inc. (a)	666,418	112,778
Amgen, Inc.	2,127,999	336,032
Biogen, Inc. (a)	729,125	272,642
Celgene Corp. (a)	3,834,494	414,355
Gilead Sciences, Inc. (a)	6,176,518	620,801
Medivation, Inc. (a)	1,357,783	163,939
		2,027,150
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (a)	8,605,194	153,345
Health Care Providers & Services - 1.3%
HCA Holdings, Inc. (a)	613,300	45,390
McKesson Corp.	333,100	74,415
		119,805
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 7.6%
AbbVie, Inc.	1,268,700	$ 82,034
Actavis PLC (a)	382,836	108,289
Astellas Pharma, Inc.	3,469,200	54,018
Jazz Pharmaceuticals PLC (a)	1,158,399	207,006
Pacira Pharmaceuticals, Inc. (a)	885,466	60,637
Shire PLC	1,415,600	115,037
Teva Pharmaceutical Industries Ltd. sponsored ADR	732,300	44,246
		671,267
TOTAL HEALTH CARE		2,971,567
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.8%
Northrop Grumman Corp.	195,100	30,053
Textron, Inc.	926,700	40,756
		70,809
Airlines - 2.2%
American Airlines Group, Inc.	2,010,100	97,058
Delta Air Lines, Inc.	2,064,000	92,137
		189,195
Machinery - 0.7%
Wabtec Corp.	665,554	62,595
Road & Rail - 0.7%
Union Pacific Corp.	612,691	65,086
TOTAL INDUSTRIALS		387,685
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 2.3%
Cisco Systems, Inc.	7,221,300	208,190
Internet Software & Services - 1.7%
Facebook, Inc. Class A (a)	1,072,900	84,512
Twitter, Inc. (a)	1,618,800	63,068
		147,580
IT Services - 0.4%
Visa, Inc. Class A	526,700	34,789
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.6%
Adobe Systems, Inc. (a)	1,694,860	$ 128,911
SolarWinds, Inc. (a)	335,924	16,386
		145,297
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	2,243,400	280,762
TOTAL INFORMATION TECHNOLOGY		816,618
MATERIALS - 1.7%
Chemicals - 1.7%
CF Industries Holdings, Inc.	293,563	84,391
Ferro Corp. (a)	438,989	5,922
Potash Corp. of Saskatchewan, Inc. (d)	1,853,660	60,534
		150,847
TOTAL COMMON STOCKS (Cost $6,244,015)		8,170,707
Money Market Funds - 8.6%

Fidelity Cash Central Fund, 0.15% (b)	654,839,713	654,840
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	104,491,425	104,491
TOTAL MONEY MARKET FUNDS (Cost $759,331)		759,331
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $7,003,346)		8,930,038
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(100,108)
NET ASSETS - 100%		$ 8,829,930
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 261
Fidelity Securities Lending Cash Central Fund	845
Total	$ 1,106
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Oxford Industries, Inc.	$ 52,998	$ -	$ 57,067	$ 188	$ -
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,952,213	$ 1,671,235	$ 280,978	$ -
Consumer Staples	375,970	375,970	-	-
Financials	1,515,807	1,515,807	-	-
Health Care	2,971,567	2,695,909	275,658	-
Industrials	387,685	387,685	-	-
Information Technology	816,618	816,618	-	-
Materials	150,847	150,847	-	-
Money Market Funds	759,331	759,331	-	-
Total Investments in Securities:	$ 8,930,038	$ 8,373,402	$ 556,636	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 301,450
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.0%
Ireland	4.7%
United Kingdom	1.6%
Bailiwick of Jersey	1.3%
Switzerland	1.2%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $98,482) - See accompanying schedule: Unaffiliated issuers (cost $6,244,015)	$ 8,170,707
Fidelity Central Funds (cost $759,331)	759,331
Total Investments (cost $7,003,346)		$ 8,930,038
Cash		1,099
Receivable for investments sold		225,320
Receivable for fund shares sold		3,906
Dividends receivable		7,628
Distributions receivable from Fidelity Central Funds		182
Prepaid expenses		6
Other receivables		179
Total assets		9,168,358

Liabilities
Payable for investments purchased	$ 223,132
Payable for fund shares redeemed	5,009
Accrued management fee	4,572
Other affiliated payables	1,041
Other payables and accrued expenses	183
Collateral on securities loaned, at value	104,491
Total liabilities		338,428

Net Assets		$ 8,829,930
Net Assets consist of:
Paid in capital		$ 6,374,649
Undistributed net investment income		12,703
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		515,828
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,926,750
Net Assets		$ 8,829,930

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Capital Appreciation: Net Asset Value, offering price and redemption price per share ($6,201,649 ÷ 166,791 shares)	$ 37.18

Class K: Net Asset Value, offering price and redemption price per share ($2,628,281 ÷ 70,569 shares)	$ 37.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends (including $188 earned from other affiliated issuers)		$ 55,932
Income from Fidelity Central Funds		1,106
Total income		57,038

Expenses
Management fee Basic fee	$ 24,171
Performance adjustment	5,425
Transfer agent fees	5,486
Accounting and security lending fees	628
Custodian fees and expenses	85
Independent trustees' compensation	18
Registration fees	80
Audit	38
Legal	15
Miscellaneous	29
Total expenses before reductions	35,975
Expense reductions	(87)	35,888
Net investment income (loss)		21,150
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	500,102
Other affiliated issuers	27,384
Foreign currency transactions	(394)
Total net realized gain (loss)		527,092
Change in net unrealized appreciation (depreciation) on: Investment securities	(210,130)
Assets and liabilities in foreign currencies	90
Total change in net unrealized appreciation (depreciation)		(210,040)
Net gain (loss)		317,052
Net increase (decrease) in net assets resulting from operations		$ 338,202

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,150	$ 26,312
Net realized gain (loss)	527,092	989,698
Change in net unrealized appreciation (depreciation)	(210,040)	340,038
Net increase (decrease) in net assets resulting from operations	338,202	1,356,048
Distributions to shareholders from net investment income	(24,987)	(33,391)
Distributions to shareholders from net realized gain	(877,095)	(749,339)
Total distributions	(902,082)	(782,730)
Share transactions - net increase (decrease)	802,569	(27,628)
Total increase (decrease) in net assets	238,689	545,690

Net Assets
Beginning of period	8,591,241	8,045,551
End of period (including undistributed net investment income of $12,703 and undistributed net investment income of $16,540, respectively)	$ 8,829,930	$ 8,591,241

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Appreciation

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 39.82	$ 37.30	$ 29.21	$ 25.51	$ 24.03	$ 18.71
Income from Investment Operations
Net investment income (loss) D	.08	.11	.19	.15	.06	.04
Net realized and unrealized gain (loss)	1.44	6.05	8.66	3.59	1.44	5.30
Total from investment operations	1.52	6.16	8.85	3.74	1.50	5.34
Distributions from net investment income	(.10)	(.14)	(.17)	(.04)	(.02)	(.02)
Distributions from net realized gain	(4.06)	(3.50)	(.59)	-	-	-
Total distributions	(4.16)	(3.64)	(.76)	(.04)	(.02)	(.02)
Net asset value, end of period	$ 37.18	$ 39.82	$ 37.30	$ 29.21	$ 25.51	$ 24.03
Total ReturnB, C	3.92%	17.86%	31.03%	14.70%	6.24%	28.57%
Ratios to Average Net Assets E, G
Expenses before reductions	.85%A	.82%	.79%	.96%	.91%	.88%
Expenses net of fee waivers, if any	.85%A	.82%	.79%	.96%	.91%	.88%
Expenses net of all reductions	.85%A	.81%	.77%	.95%	.90%	.86%
Net investment income (loss)	.45%A	.28%	.57%	.53%	.25%	.16%
Supplemental Data
Net assets, end of period (in millions)	$ 6,202	$ 6,132	$ 5,920	$ 4,678	$ 4,319	$ 4,672
Portfolio turnover rateF	106% A	112%	156%	169%	182%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 39.90	$ 37.38	$ 29.28	$ 25.57	$ 24.09	$ 18.73
Income from Investment Operations
Net investment income (loss) D	.10	.15	.23	.19	.10	.08
Net realized and unrealized gain (loss)	1.45	6.06	8.67	3.61	1.44	5.31
Total from investment operations	1.55	6.21	8.90	3.80	1.54	5.39
Distributions from net investment income	(.15)	(.19)	(.21)	(.09)	(.06)	(.03)
Distributions from net realized gain	(4.06)	(3.50)	(.59)	-	-	-
Total distributions	(4.21)	(3.69)	(.80)	(.09)	(.06)	(.03)
Net asset value, end of period	$ 37.24	$ 39.90	$ 37.38	$ 29.28	$ 25.57	$ 24.09
Total ReturnB, C	3.98%	17.97%	31.19%	14.92%	6.41%	28.80%
Ratios to Average Net Assets E, G
Expenses before reductions	.74%A	.70%	.66%	.81%	.75%	.70%
Expenses net of fee waivers, if any	.74%A	.70%	.66%	.81%	.75%	.70%
Expenses net of all reductions	.74%A	.70%	.63%	.80%	.74%	.68%
Net investment income (loss)	.56%A	.40%	.70%	.68%	.41%	.34%
Supplemental Data
Net assets, end of period (in millions)	$ 2,628	$ 2,460	$ 2,125	$ 1,438	$ 856	$ 712
Portfolio turnover rate F	106% A	112%	156%	169%	182%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,022,462
Gross unrealized depreciation	(100,309)
Net unrealized appreciation (depreciation) on securities	$ 1,922,153

Tax cost	$ 7,007,885

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,448,968 and $5,153,568, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the management fee is based on the relative investment performance of Capital Appreciation as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Capital Appreciation	$ 4,879.16
Class K	607.05
	$ 5,486

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $89 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $6,462. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $845, including $13 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $85 for the period.

Semiannual Report

8. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Capital Appreciation expenses during the period in the amount of $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Capital Appreciation	$ 15,699	$ 22,746
Class K	9,288	10,645
Total	$ 24,987	$ 33,391
From net realized gain
Capital Appreciation	$ 624,269	$ 552,386
Class K	252,826	196,953
Total	$ 877,095	$ 749,339

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Capital Appreciation
Shares sold	10,714	18,813	$ 402,324	$ 698,436
Reinvestment of distributions	16,417	15,586	604,128	545,521
Shares redeemed	(14,326)	(39,134)	(535,208)	(1,434,918)
Net increase (decrease)	12,805	(4,735)	$ 471,244	$ (190,961)
Class K
Shares sold	7,684	17,919	$ 288,420	$ 655,739
Reinvestment of distributions	7,113	5,926	262,114	207,598
Shares redeemed	(5,866)	(19,075)	(219,209)	(700,004)
Net increase (decrease)	8,931	4,770	$ 331,325	$ 163,333

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CAF-USAN-0615
1.784911.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Disciplined Equity

Fund -
Class K

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Disciplined Equity	.89%
Actual		$ 1,000.00	$ 1,049.60	$ 4.52
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Class K	.79%
Actual		$ 1,000.00	$ 1,050.20	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.8	4.3
Johnson & Johnson	2.3	2.5
JPMorgan Chase & Co.	2.1	1.8
Chevron Corp.	2.0	0.5
Verizon Communications, Inc.	1.9	2.4
Procter & Gamble Co.	1.9	0.5
Wells Fargo & Co.	1.8	2.6
Citigroup, Inc.	1.7	1.1
Bank of America Corp.	1.7	0.7
Gilead Sciences, Inc.	1.6	0.8
	21.8
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.5	17.9
Health Care	15.9	16.1
Financials	14.4	15.3
Consumer Discretionary	12.4	13.5
Consumer Staples	9.3	8.4
Asset Allocation (% of fund's net assets)
As of April 30, 2015 *		As of October 31, 2014 **
	Stocks 98.3%		Stocks 98.7%
	Short-Term Investments and Net Other Assets (Liabilities) 1.7%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	6.7%	** Foreign investments	5.5%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.4%
Automobiles - 1.1%
Ford Motor Co.	309,524	$ 4,890
General Motors Co.	286,253	10,036
		14,926
Diversified Consumer Services - 1.1%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	77,876	1,307
DeVry, Inc.	120,932	3,657
ServiceMaster Global Holdings, Inc.	310,586	10,734
		15,698
Household Durables - 0.7%
Whirlpool Corp.	59,965	10,530
Media - 3.9%
Comcast Corp. Class A	387,506	22,382
DIRECTV (a)	78,728	7,141
Interpublic Group of Companies, Inc.	150,372	3,134
The Walt Disney Co.	201,711	21,930
		54,587
Multiline Retail - 1.7%
Big Lots, Inc.	78,979	3,599
Dillard's, Inc. Class A	65,154	8,574
Macy's, Inc.	191,355	12,367
		24,540
Specialty Retail - 3.9%
Best Buy Co., Inc.	291,036	10,084
GameStop Corp. Class A	159,292	6,139
Home Depot, Inc.	75,471	8,074
L Brands, Inc.	54,524	4,872
Lowe's Companies, Inc.	19,803	1,364
Ross Stores, Inc.	124,392	12,300
Staples, Inc.	710,866	11,601
		54,434
TOTAL CONSUMER DISCRETIONARY		174,715
CONSUMER STAPLES - 9.3%
Beverages - 1.3%
Monster Beverage Corp. (a)	11,446	1,569
The Coca-Cola Co.	411,463	16,689
		18,258
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.7%
CVS Health Corp.	198,469	$ 19,706
Kroger Co.	187,435	12,916
Wal-Mart Stores, Inc.	243,948	19,040
		51,662
Food Products - 2.4%
Bunge Ltd.	133,237	11,508
Keurig Green Mountain, Inc.	1,757	204
Pilgrim's Pride Corp.	449,042	11,091
The J.M. Smucker Co.	99,124	11,490
		34,293
Household Products - 1.9%
Procter & Gamble Co.	337,616	26,844
Tobacco - 0.0%
Altria Group, Inc.	10,776	539
TOTAL CONSUMER STAPLES		131,596
ENERGY - 7.9%
Energy Equipment & Services - 1.1%
Cameron International Corp. (a)	137,927	7,561
Frank's International NV	280,446	5,833
Halliburton Co.	45,105	2,208
		15,602
Oil, Gas & Consumable Fuels - 6.8%
Apache Corp.	38,908	2,661
Chevron Corp.	249,036	27,658
ConocoPhillips Co.	28,228	1,917
Exxon Mobil Corp.	58,672	5,126
HollyFrontier Corp.	58,522	2,269
Marathon Petroleum Corp.	112,612	11,100
PBF Energy, Inc. Class A	295,325	8,381
Tesoro Corp.	139,502	11,973
Valero Energy Corp.	234,936	13,368
World Fuel Services Corp.	199,511	11,073
		95,526
TOTAL ENERGY		111,128
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 14.4%
Banks - 7.3%
Bank of America Corp.	1,488,091	$ 23,705
Citigroup, Inc.	446,753	23,821
JPMorgan Chase & Co.	466,133	29,488
Wells Fargo & Co.	456,644	25,161
		102,175
Capital Markets - 0.8%
Ameriprise Financial, Inc.	4,189	525
Legg Mason, Inc.	203,270	10,702
		11,227
Consumer Finance - 1.9%
Capital One Financial Corp.	183,297	14,820
Discover Financial Services	32,355	1,876
Navient Corp.	484,406	9,465
		26,161
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	139,657	19,721
Real Estate Investment Trusts - 1.8%
American Capital Agency Corp.	91,800	1,894
NorthStar Realty Finance Corp.	605,508	11,359
Public Storage	68,124	12,801
		26,054
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	317,478	12,172
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	560,013	4,755
TOTAL FINANCIALS		202,265
HEALTH CARE - 15.9%
Biotechnology - 4.3%
Amgen, Inc.	116,682	18,425
Biogen, Inc. (a)	45,044	16,843
Celgene Corp. (a)	20,081	2,170
Gilead Sciences, Inc. (a)	224,585	22,573
		60,011
Health Care Equipment & Supplies - 1.3%
Medtronic PLC	251,813	18,747
Health Care Providers & Services - 4.6%
AmerisourceBergen Corp.	116,245	13,287
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Cardinal Health, Inc.	152,840	$ 12,891
Centene Corp. (a)	152,248	9,438
Cigna Corp.	22,958	2,861
McKesson Corp.	68,546	15,313
MEDNAX, Inc. (a)	146,120	10,342
UnitedHealth Group, Inc.	8,550	952
		65,084
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	104,571	4,326
Pharmaceuticals - 5.4%
AbbVie, Inc.	297,776	19,254
Actavis PLC (a)	66,485	18,806
Endo Health Solutions, Inc. (a)	55,115	4,633
Johnson & Johnson	327,268	32,465
		75,158
TOTAL HEALTH CARE		223,326
INDUSTRIALS - 8.4%
Aerospace & Defense - 2.7%
General Dynamics Corp.	99,511	13,665
Huntington Ingalls Industries, Inc.	76,368	10,049
L-3 Communications Holdings, Inc.	8,766	1,007
Orbital ATK, Inc.	42,900	3,139
The Boeing Co.	17,761	2,546
Triumph Group, Inc.	106,956	6,336
Vectrus, Inc. (a)	73,569	1,880
		38,622
Air Freight & Logistics - 1.0%
FedEx Corp.	82,111	13,924
Airlines - 3.1%
Alaska Air Group, Inc.	169,123	10,834
American Airlines Group, Inc.	165,682	8,000
Delta Air Lines, Inc.	316,295	14,119
United Continental Holdings, Inc. (a)	175,458	10,482
		43,435
Professional Services - 0.8%
Manpower, Inc.	126,823	10,822
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.7%
Con-way, Inc.	247,518	$ 10,173
Trading Companies & Distributors - 0.1%
Veritiv Corp. (a)	38,186	1,518
TOTAL INDUSTRIALS		118,494
INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 1.0%
QUALCOMM, Inc.	211,811	14,403
Electronic Equipment & Components - 0.8%
Jabil Circuit, Inc.	485,198	10,927
Internet Software & Services - 2.5%
Facebook, Inc. Class A (a)	198,724	15,653
Google, Inc.:
Class A (a)	25,867	14,195
Class C (a)	3,530	1,897
Yahoo!, Inc. (a)	67,026	2,853
		34,598
IT Services - 4.7%
Booz Allen Hamilton Holding Corp. Class A	301,315	8,286
Cognizant Technology Solutions Corp. Class A (a)	220,493	12,908
Fiserv, Inc. (a)	109,792	8,520
Leidos Holdings, Inc.	205,504	8,557
MasterCard, Inc. Class A	47,463	4,282
Visa, Inc. Class A	314,948	20,802
Xerox Corp.	309,492	3,559
		66,914
Semiconductors & Semiconductor Equipment - 1.1%
Avago Technologies Ltd.	54,756	6,400
Broadcom Corp. Class A	158,717	7,016
Marvell Technology Group Ltd.	171,480	2,402
Micron Technology, Inc. (a)	11,748	330
		16,148
Software - 3.8%
Citrix Systems, Inc. (a)	181,066	12,160
Electronic Arts, Inc. (a)	152,269	8,845
Microsoft Corp.	152,828	7,434
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	500,590	$ 21,836
Rovi Corp. (a)	205,441	3,803
		54,078
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	538,710	67,427
Hewlett-Packard Co.	468,854	15,458
Seagate Technology LLC	200,171	11,754
Western Digital Corp.	121,130	11,839
		106,478
TOTAL INFORMATION TECHNOLOGY		303,546
MATERIALS - 4.0%
Chemicals - 2.2%
CF Industries Holdings, Inc.	15,848	4,556
LyondellBasell Industries NV Class A	154,206	15,963
The Mosaic Co.	258,623	11,379
		31,898
Containers & Packaging - 0.7%
Rock-Tenn Co. Class A	165,252	10,408
Metals & Mining - 0.3%
Alcoa, Inc.	279,544	3,751
Paper & Forest Products - 0.8%
Domtar Corp.	255,115	11,026
TOTAL MATERIALS		57,083
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	538,378	27,156
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	302,934	10,312
TOTAL TELECOMMUNICATION SERVICES		37,468
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.8%
Electric Utilities - 1.8%
Entergy Corp.	157,116	$ 12,126
Exelon Corp.	390,834	13,296
		25,422
TOTAL COMMON STOCKS (Cost $1,275,366)		1,385,043
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.15% (b)	26,137,096	26,137
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	18,948,600	18,949
TOTAL MONEY MARKET FUNDS (Cost $45,086)		45,086
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,320,452)		1,430,129
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(21,372)
NET ASSETS - 100%		$ 1,408,757
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 18
Fidelity Securities Lending Cash Central Fund	162
Total	$ 180
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,438) - See accompanying schedule: Unaffiliated issuers (cost $1,275,366)	$ 1,385,043
Fidelity Central Funds (cost $45,086)	45,086
Total Investments (cost $1,320,452)		$ 1,430,129
Cash		45
Receivable for fund shares sold		255
Dividends receivable		991
Distributions receivable from Fidelity Central Funds		45
Prepaid expenses		5
Other receivables		369
Total assets		1,431,839

Liabilities
Payable for fund shares redeemed	2,731
Accrued management fee	792
Other affiliated payables	208
Other payables and accrued expenses	402
Collateral on securities loaned, at value	18,949
Total liabilities		23,082

Net Assets		$ 1,408,757
Net Assets consist of:
Paid in capital		$ 1,348,449
Undistributed net investment income		5,591
Accumulated undistributed net realized gain (loss) on investments		(54,960)
Net unrealized appreciation (depreciation) on investments		109,677
Net Assets		$ 1,408,757

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($1,248,550 ÷ 36,416 shares)	$ 34.29

Class K: Net Asset Value, offering price and redemption price per share ($160,207 ÷ 4,679 shares)	$ 34.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 14,073
Income from Fidelity Central Funds		180
Total income		14,253

Expenses
Management fee Basic fee	$ 3,890
Performance adjustment	1,049
Transfer agent fees	1,005
Accounting and security lending fees	225
Custodian fees and expenses	13
Independent trustees' compensation	3
Registration fees	29
Audit	37
Legal	3
Miscellaneous	(11)
Total expenses before reductions	6,243
Expense reductions	(7)	6,236
Net investment income (loss)		8,017
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		99,801
Change in net unrealized appreciation (depreciation) on investment securities		(39,346)
Net gain (loss)		60,455
Net increase (decrease) in net assets resulting from operations		$ 68,472

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,017	$ 17,308
Net realized gain (loss)	99,801	165,730
Change in net unrealized appreciation (depreciation)	(39,346)	19,428
Net increase (decrease) in net assets resulting from operations	68,472	202,466
Distributions to shareholders from net investment income	(15,079)	(29,580)
Distributions to shareholders from net realized gain	(87,691)	(11,309)
Total distributions	(102,770)	(40,889)
Share transactions - net increase (decrease)	46,572	(74,028)
Total increase (decrease) in net assets	12,274	87,549

Net Assets
Beginning of period	1,396,483	1,308,934
End of period (including undistributed net investment income of $5,591 and undistributed net investment income of $12,653, respectively)	$ 1,408,757	$ 1,396,483

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Disciplined Equity

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.18	$ 31.30	$ 24.47	$ 21.79	$ 21.67	$ 19.72
Income from Investment Operations
Net investment income (loss) D	.19	.41	.53	.40	.28	.18
Net realized and unrealized gain (loss)	1.52	4.43	6.85	2.59	.05	1.99
Total from investment operations	1.71	4.84	7.38	2.99	.33	2.17
Distributions from net investment income	(.38)	(.69)	(.55)	(.31)	(.21)	(.22)
Distributions from net realized gain	(2.22)	(.27)	-	-	-	-
Total distributions	(2.60)	(.96)	(.55)	(.31)	(.21)	(.22)
Net asset value, end of period	$ 34.29	$ 35.18	$ 31.30	$ 24.47	$ 21.79	$ 21.67
Total ReturnB, C	4.96%	15.80%	30.80%	13.95%	1.51%	11.05%
Ratios to Average Net Assets E, G
Expenses before reductions	.89%A	.50%	.07%	.54%	.59%	.70%
Expenses net of fee waivers, if any	.89%A	.50%	.07%	.54%	.59%	.70%
Expenses net of all reductions	.89%A	.50%	(.01)% H	.52%	.58%	.68%
Net investment income (loss)	1.12%A	1.24%	1.97%	1.72%	1.22%	.85%
Supplemental Data
Net assets, end of period (in millions)	$ 1,249	$ 1,238	$ 1,156	$ 3,948	$ 7,233	$ 8,943
Portfolio turnover rateF	191% A	184%	156%	147%	153%	146%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been 0.05% and the total return would have been 30.74%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.15	$ 31.29	$ 24.49	$ 21.81	$ 21.69	$ 19.74
Income from Investment Operations
Net investment income (loss) D	.21	.45	.61	.43	.31	.22
Net realized and unrealized gain (loss)	1.52	4.41	6.79	2.60	.06	1.99
Total from investment operations	1.73	4.86	7.40	3.03	.37	2.21
Distributions from net investment income	(.42)	(.73)	(.60)	(.35)	(.25)	(.26)
Distributions from net realized gain	(2.22)	(.27)	-	-	-	-
Total distributions	(2.64)	(1.00)	(.60)	(.35)	(.25)	(.26)
Net asset value, end of period	$ 34.24	$ 35.15	$ 31.29	$ 24.49	$ 21.81	$ 21.69
Total ReturnB, C	5.02%	15.89%	30.96%	14.14%	1.68%	11.25%
Ratios to Average Net Assets E, G
Expenses before reductions	.79%A	.39%	(.18)% H	.39%	.43%	.52%
Expenses net of fee waivers, if any	.79%A	.39%	(.18)% H	.39%	.43%	.52%
Expenses net of all reductions	.79%A	.39%	(.26)% H, I	.37%	.42%	.51%
Net investment income (loss)	1.23%A	1.35%	2.22%	1.87%	1.38%	1.03%
Supplemental Data
Net assets, end of period (in millions)	$ 160	$ 158	$ 153	$ 131	$ 95	$ 141
Portfolio turnover rateF	191% A	184%	156%	147%	153%	146%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Expense ratio is negative due to the timing of negative management fee performance adjustments in relation to fluctuating net assets of the class.

I The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been (0.20)% and the total return would have been 30.90%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 141,236
Gross unrealized depreciation	(33,015)
Net unrealized appreciation (depreciation) on securities	$ 108,221

Tax cost	$ 1,321,908

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (154,438)

Due to large redemptions in a prior period, $154,438 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $47,725 per year.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,329,545 and $1,379,440, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to its benchmark index, the S&P 500® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Disciplined Equity	$ 967.15
Class K	38.05
	$ 1,005

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,391. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $162, including $30 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6 for the period.

The investment adviser reimbursed a portion of the Fund's operating expenses, including certain Disciplined Equity expenses during the period in the amount of $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Disciplined Equity	$ 13,214	$ 25,989
Class K	1,865	3,591
Total	$ 15,079	$ 29,580

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended April 30, 2015	Year ended October 31, 2014
From net realized gain
Disciplined Equity	$ 77,745	$ 10,004
Class K	9,946	1,305
Total	$ 87,691	$ 11,309

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Disciplined Equity
Shares sold	931	2,332	$ 31,926	$ 75,217
Reinvestment of distributions	2,529	1,075	85,602	33,942
Shares redeemed	(2,249)	(5,131)	(77,068)	(170,025)
Net increase (decrease)	1,211	(1,724)	$ 40,460	$ (60,866)
Class K
Shares sold	255	734	$ 8,769	$ 24,242
Reinvestment of distributions	350	155	11,811	4,896
Shares redeemed	(421)	(1,281)	(14,468)	(42,300)
Net increase (decrease)	184	(392)	$ 6,112	$ (13,162)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FDE-K-USAN-0615
1.863078.106
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Disciplined Equity

Fund

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Disciplined Equity	.89%
Actual		$ 1,000.00	$ 1,049.60	$ 4.52
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Class K	.79%
Actual		$ 1,000.00	$ 1,050.20	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.8	4.3
Johnson & Johnson	2.3	2.5
JPMorgan Chase & Co.	2.1	1.8
Chevron Corp.	2.0	0.5
Verizon Communications, Inc.	1.9	2.4
Procter & Gamble Co.	1.9	0.5
Wells Fargo & Co.	1.8	2.6
Citigroup, Inc.	1.7	1.1
Bank of America Corp.	1.7	0.7
Gilead Sciences, Inc.	1.6	0.8
	21.8
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.5	17.9
Health Care	15.9	16.1
Financials	14.4	15.3
Consumer Discretionary	12.4	13.5
Consumer Staples	9.3	8.4
Asset Allocation (% of fund's net assets)
As of April 30, 2015 *		As of October 31, 2014 **
	Stocks 98.3%		Stocks 98.7%
	Short-Term Investments and Net Other Assets (Liabilities) 1.7%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	6.7%	** Foreign investments	5.5%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.4%
Automobiles - 1.1%
Ford Motor Co.	309,524	$ 4,890
General Motors Co.	286,253	10,036
		14,926
Diversified Consumer Services - 1.1%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	77,876	1,307
DeVry, Inc.	120,932	3,657
ServiceMaster Global Holdings, Inc.	310,586	10,734
		15,698
Household Durables - 0.7%
Whirlpool Corp.	59,965	10,530
Media - 3.9%
Comcast Corp. Class A	387,506	22,382
DIRECTV (a)	78,728	7,141
Interpublic Group of Companies, Inc.	150,372	3,134
The Walt Disney Co.	201,711	21,930
		54,587
Multiline Retail - 1.7%
Big Lots, Inc.	78,979	3,599
Dillard's, Inc. Class A	65,154	8,574
Macy's, Inc.	191,355	12,367
		24,540
Specialty Retail - 3.9%
Best Buy Co., Inc.	291,036	10,084
GameStop Corp. Class A	159,292	6,139
Home Depot, Inc.	75,471	8,074
L Brands, Inc.	54,524	4,872
Lowe's Companies, Inc.	19,803	1,364
Ross Stores, Inc.	124,392	12,300
Staples, Inc.	710,866	11,601
		54,434
TOTAL CONSUMER DISCRETIONARY		174,715
CONSUMER STAPLES - 9.3%
Beverages - 1.3%
Monster Beverage Corp. (a)	11,446	1,569
The Coca-Cola Co.	411,463	16,689
		18,258
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.7%
CVS Health Corp.	198,469	$ 19,706
Kroger Co.	187,435	12,916
Wal-Mart Stores, Inc.	243,948	19,040
		51,662
Food Products - 2.4%
Bunge Ltd.	133,237	11,508
Keurig Green Mountain, Inc.	1,757	204
Pilgrim's Pride Corp.	449,042	11,091
The J.M. Smucker Co.	99,124	11,490
		34,293
Household Products - 1.9%
Procter & Gamble Co.	337,616	26,844
Tobacco - 0.0%
Altria Group, Inc.	10,776	539
TOTAL CONSUMER STAPLES		131,596
ENERGY - 7.9%
Energy Equipment & Services - 1.1%
Cameron International Corp. (a)	137,927	7,561
Frank's International NV	280,446	5,833
Halliburton Co.	45,105	2,208
		15,602
Oil, Gas & Consumable Fuels - 6.8%
Apache Corp.	38,908	2,661
Chevron Corp.	249,036	27,658
ConocoPhillips Co.	28,228	1,917
Exxon Mobil Corp.	58,672	5,126
HollyFrontier Corp.	58,522	2,269
Marathon Petroleum Corp.	112,612	11,100
PBF Energy, Inc. Class A	295,325	8,381
Tesoro Corp.	139,502	11,973
Valero Energy Corp.	234,936	13,368
World Fuel Services Corp.	199,511	11,073
		95,526
TOTAL ENERGY		111,128
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 14.4%
Banks - 7.3%
Bank of America Corp.	1,488,091	$ 23,705
Citigroup, Inc.	446,753	23,821
JPMorgan Chase & Co.	466,133	29,488
Wells Fargo & Co.	456,644	25,161
		102,175
Capital Markets - 0.8%
Ameriprise Financial, Inc.	4,189	525
Legg Mason, Inc.	203,270	10,702
		11,227
Consumer Finance - 1.9%
Capital One Financial Corp.	183,297	14,820
Discover Financial Services	32,355	1,876
Navient Corp.	484,406	9,465
		26,161
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	139,657	19,721
Real Estate Investment Trusts - 1.8%
American Capital Agency Corp.	91,800	1,894
NorthStar Realty Finance Corp.	605,508	11,359
Public Storage	68,124	12,801
		26,054
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	317,478	12,172
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	560,013	4,755
TOTAL FINANCIALS		202,265
HEALTH CARE - 15.9%
Biotechnology - 4.3%
Amgen, Inc.	116,682	18,425
Biogen, Inc. (a)	45,044	16,843
Celgene Corp. (a)	20,081	2,170
Gilead Sciences, Inc. (a)	224,585	22,573
		60,011
Health Care Equipment & Supplies - 1.3%
Medtronic PLC	251,813	18,747
Health Care Providers & Services - 4.6%
AmerisourceBergen Corp.	116,245	13,287
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Cardinal Health, Inc.	152,840	$ 12,891
Centene Corp. (a)	152,248	9,438
Cigna Corp.	22,958	2,861
McKesson Corp.	68,546	15,313
MEDNAX, Inc. (a)	146,120	10,342
UnitedHealth Group, Inc.	8,550	952
		65,084
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	104,571	4,326
Pharmaceuticals - 5.4%
AbbVie, Inc.	297,776	19,254
Actavis PLC (a)	66,485	18,806
Endo Health Solutions, Inc. (a)	55,115	4,633
Johnson & Johnson	327,268	32,465
		75,158
TOTAL HEALTH CARE		223,326
INDUSTRIALS - 8.4%
Aerospace & Defense - 2.7%
General Dynamics Corp.	99,511	13,665
Huntington Ingalls Industries, Inc.	76,368	10,049
L-3 Communications Holdings, Inc.	8,766	1,007
Orbital ATK, Inc.	42,900	3,139
The Boeing Co.	17,761	2,546
Triumph Group, Inc.	106,956	6,336
Vectrus, Inc. (a)	73,569	1,880
		38,622
Air Freight & Logistics - 1.0%
FedEx Corp.	82,111	13,924
Airlines - 3.1%
Alaska Air Group, Inc.	169,123	10,834
American Airlines Group, Inc.	165,682	8,000
Delta Air Lines, Inc.	316,295	14,119
United Continental Holdings, Inc. (a)	175,458	10,482
		43,435
Professional Services - 0.8%
Manpower, Inc.	126,823	10,822
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.7%
Con-way, Inc.	247,518	$ 10,173
Trading Companies & Distributors - 0.1%
Veritiv Corp. (a)	38,186	1,518
TOTAL INDUSTRIALS		118,494
INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 1.0%
QUALCOMM, Inc.	211,811	14,403
Electronic Equipment & Components - 0.8%
Jabil Circuit, Inc.	485,198	10,927
Internet Software & Services - 2.5%
Facebook, Inc. Class A (a)	198,724	15,653
Google, Inc.:
Class A (a)	25,867	14,195
Class C (a)	3,530	1,897
Yahoo!, Inc. (a)	67,026	2,853
		34,598
IT Services - 4.7%
Booz Allen Hamilton Holding Corp. Class A	301,315	8,286
Cognizant Technology Solutions Corp. Class A (a)	220,493	12,908
Fiserv, Inc. (a)	109,792	8,520
Leidos Holdings, Inc.	205,504	8,557
MasterCard, Inc. Class A	47,463	4,282
Visa, Inc. Class A	314,948	20,802
Xerox Corp.	309,492	3,559
		66,914
Semiconductors & Semiconductor Equipment - 1.1%
Avago Technologies Ltd.	54,756	6,400
Broadcom Corp. Class A	158,717	7,016
Marvell Technology Group Ltd.	171,480	2,402
Micron Technology, Inc. (a)	11,748	330
		16,148
Software - 3.8%
Citrix Systems, Inc. (a)	181,066	12,160
Electronic Arts, Inc. (a)	152,269	8,845
Microsoft Corp.	152,828	7,434
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	500,590	$ 21,836
Rovi Corp. (a)	205,441	3,803
		54,078
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	538,710	67,427
Hewlett-Packard Co.	468,854	15,458
Seagate Technology LLC	200,171	11,754
Western Digital Corp.	121,130	11,839
		106,478
TOTAL INFORMATION TECHNOLOGY		303,546
MATERIALS - 4.0%
Chemicals - 2.2%
CF Industries Holdings, Inc.	15,848	4,556
LyondellBasell Industries NV Class A	154,206	15,963
The Mosaic Co.	258,623	11,379
		31,898
Containers & Packaging - 0.7%
Rock-Tenn Co. Class A	165,252	10,408
Metals & Mining - 0.3%
Alcoa, Inc.	279,544	3,751
Paper & Forest Products - 0.8%
Domtar Corp.	255,115	11,026
TOTAL MATERIALS		57,083
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	538,378	27,156
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	302,934	10,312
TOTAL TELECOMMUNICATION SERVICES		37,468
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.8%
Electric Utilities - 1.8%
Entergy Corp.	157,116	$ 12,126
Exelon Corp.	390,834	13,296
		25,422
TOTAL COMMON STOCKS (Cost $1,275,366)		1,385,043
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.15% (b)	26,137,096	26,137
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	18,948,600	18,949
TOTAL MONEY MARKET FUNDS (Cost $45,086)		45,086
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,320,452)		1,430,129
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(21,372)
NET ASSETS - 100%		$ 1,408,757
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 18
Fidelity Securities Lending Cash Central Fund	162
Total	$ 180
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,438) - See accompanying schedule: Unaffiliated issuers (cost $1,275,366)	$ 1,385,043
Fidelity Central Funds (cost $45,086)	45,086
Total Investments (cost $1,320,452)		$ 1,430,129
Cash		45
Receivable for fund shares sold		255
Dividends receivable		991
Distributions receivable from Fidelity Central Funds		45
Prepaid expenses		5
Other receivables		369
Total assets		1,431,839

Liabilities
Payable for fund shares redeemed	2,731
Accrued management fee	792
Other affiliated payables	208
Other payables and accrued expenses	402
Collateral on securities loaned, at value	18,949
Total liabilities		23,082

Net Assets		$ 1,408,757
Net Assets consist of:
Paid in capital		$ 1,348,449
Undistributed net investment income		5,591
Accumulated undistributed net realized gain (loss) on investments		(54,960)
Net unrealized appreciation (depreciation) on investments		109,677
Net Assets		$ 1,408,757

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($1,248,550 ÷ 36,416 shares)	$ 34.29

Class K: Net Asset Value, offering price and redemption price per share ($160,207 ÷ 4,679 shares)	$ 34.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 14,073
Income from Fidelity Central Funds		180
Total income		14,253

Expenses
Management fee Basic fee	$ 3,890
Performance adjustment	1,049
Transfer agent fees	1,005
Accounting and security lending fees	225
Custodian fees and expenses	13
Independent trustees' compensation	3
Registration fees	29
Audit	37
Legal	3
Miscellaneous	(11)
Total expenses before reductions	6,243
Expense reductions	(7)	6,236
Net investment income (loss)		8,017
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		99,801
Change in net unrealized appreciation (depreciation) on investment securities		(39,346)
Net gain (loss)		60,455
Net increase (decrease) in net assets resulting from operations		$ 68,472

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,017	$ 17,308
Net realized gain (loss)	99,801	165,730
Change in net unrealized appreciation (depreciation)	(39,346)	19,428
Net increase (decrease) in net assets resulting from operations	68,472	202,466
Distributions to shareholders from net investment income	(15,079)	(29,580)
Distributions to shareholders from net realized gain	(87,691)	(11,309)
Total distributions	(102,770)	(40,889)
Share transactions - net increase (decrease)	46,572	(74,028)
Total increase (decrease) in net assets	12,274	87,549

Net Assets
Beginning of period	1,396,483	1,308,934
End of period (including undistributed net investment income of $5,591 and undistributed net investment income of $12,653, respectively)	$ 1,408,757	$ 1,396,483

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Disciplined Equity

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.18	$ 31.30	$ 24.47	$ 21.79	$ 21.67	$ 19.72
Income from Investment Operations
Net investment income (loss) D	.19	.41	.53	.40	.28	.18
Net realized and unrealized gain (loss)	1.52	4.43	6.85	2.59	.05	1.99
Total from investment operations	1.71	4.84	7.38	2.99	.33	2.17
Distributions from net investment income	(.38)	(.69)	(.55)	(.31)	(.21)	(.22)
Distributions from net realized gain	(2.22)	(.27)	-	-	-	-
Total distributions	(2.60)	(.96)	(.55)	(.31)	(.21)	(.22)
Net asset value, end of period	$ 34.29	$ 35.18	$ 31.30	$ 24.47	$ 21.79	$ 21.67
Total ReturnB, C	4.96%	15.80%	30.80%	13.95%	1.51%	11.05%
Ratios to Average Net Assets E, G
Expenses before reductions	.89%A	.50%	.07%	.54%	.59%	.70%
Expenses net of fee waivers, if any	.89%A	.50%	.07%	.54%	.59%	.70%
Expenses net of all reductions	.89%A	.50%	(.01)% H	.52%	.58%	.68%
Net investment income (loss)	1.12%A	1.24%	1.97%	1.72%	1.22%	.85%
Supplemental Data
Net assets, end of period (in millions)	$ 1,249	$ 1,238	$ 1,156	$ 3,948	$ 7,233	$ 8,943
Portfolio turnover rateF	191% A	184%	156%	147%	153%	146%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been 0.05% and the total return would have been 30.74%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.15	$ 31.29	$ 24.49	$ 21.81	$ 21.69	$ 19.74
Income from Investment Operations
Net investment income (loss) D	.21	.45	.61	.43	.31	.22
Net realized and unrealized gain (loss)	1.52	4.41	6.79	2.60	.06	1.99
Total from investment operations	1.73	4.86	7.40	3.03	.37	2.21
Distributions from net investment income	(.42)	(.73)	(.60)	(.35)	(.25)	(.26)
Distributions from net realized gain	(2.22)	(.27)	-	-	-	-
Total distributions	(2.64)	(1.00)	(.60)	(.35)	(.25)	(.26)
Net asset value, end of period	$ 34.24	$ 35.15	$ 31.29	$ 24.49	$ 21.81	$ 21.69
Total ReturnB, C	5.02%	15.89%	30.96%	14.14%	1.68%	11.25%
Ratios to Average Net Assets E, G
Expenses before reductions	.79%A	.39%	(.18)% H	.39%	.43%	.52%
Expenses net of fee waivers, if any	.79%A	.39%	(.18)% H	.39%	.43%	.52%
Expenses net of all reductions	.79%A	.39%	(.26)% H, I	.37%	.42%	.51%
Net investment income (loss)	1.23%A	1.35%	2.22%	1.87%	1.38%	1.03%
Supplemental Data
Net assets, end of period (in millions)	$ 160	$ 158	$ 153	$ 131	$ 95	$ 141
Portfolio turnover rateF	191% A	184%	156%	147%	153%	146%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Expense ratio is negative due to the timing of negative management fee performance adjustments in relation to fluctuating net assets of the class.

I The ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been (0.20)% and the total return would have been 30.90%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 141,236
Gross unrealized depreciation	(33,015)
Net unrealized appreciation (depreciation) on securities	$ 108,221

Tax cost	$ 1,321,908

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (154,438)

Due to large redemptions in a prior period, $154,438 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $47,725 per year.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,329,545 and $1,379,440, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to its benchmark index, the S&P 500® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Disciplined Equity	$ 967.15
Class K	38.05
	$ 1,005

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,391. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $162, including $30 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6 for the period.

The investment adviser reimbursed a portion of the Fund's operating expenses, including certain Disciplined Equity expenses during the period in the amount of $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Disciplined Equity	$ 13,214	$ 25,989
Class K	1,865	3,591
Total	$ 15,079	$ 29,580

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended April 30, 2015	Year ended October 31, 2014
From net realized gain
Disciplined Equity	$ 77,745	$ 10,004
Class K	9,946	1,305
Total	$ 87,691	$ 11,309

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Disciplined Equity
Shares sold	931	2,332	$ 31,926	$ 75,217
Reinvestment of distributions	2,529	1,075	85,602	33,942
Shares redeemed	(2,249)	(5,131)	(77,068)	(170,025)
Net increase (decrease)	1,211	(1,724)	$ 40,460	$ (60,866)
Class K
Shares sold	255	734	$ 8,769	$ 24,242
Reinvestment of distributions	350	155	11,811	4,896
Shares redeemed	(421)	(1,281)	(14,468)	(42,300)
Net increase (decrease)	184	(392)	$ 6,112	$ (13,162)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FDE-USAN-0615
1.784913.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Focused Stock

Fund

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Actual	.70%	$ 1,000.00	$ 1,015.40	$ 3.50
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
McGraw Hill Financial, Inc.	7.7	6.0
Adobe Systems, Inc.	5.1	5.4
CVS Health Corp.	4.9	4.4
Gilead Sciences, Inc.	4.3	3.2
Actavis PLC	4.2	1.3
Ameriprise Financial, Inc.	3.8	5.2
Zebra Technologies Corp. Class A	3.8	1.9
Facebook, Inc. Class A	2.9	3.4
Biogen, Inc.	2.9	0.0
UnitedHealth Group, Inc.	2.8	0.6
	42.4
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.2	25.9
Health Care	23.1	15.6
Financials	16.6	20.3
Consumer Staples	8.8	5.4
Energy	7.7	6.8
Asset Allocation (% of fund's net assets)
As of April 30, 2015*		As of October 31, 2014**
	Stocks 96.0%		Stocks 99.3%
	Short-Term Investments and Net Other Assets (Liabilities) 4.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.7%
* Foreign investments	10.1%	** Foreign investments	4.2%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 6.6%
Household Durables - 1.7%
Whirlpool Corp.	137,000	$ 24,057,200
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	60,000	25,306,800
Media - 1.7%
The Walt Disney Co.	226,000	24,570,720
Specialty Retail - 1.4%
Home Depot, Inc.	191,000	20,433,180
TOTAL CONSUMER DISCRETIONARY		94,367,900
CONSUMER STAPLES - 8.8%
Beverages - 2.7%
Anheuser-Busch InBev SA NV ADR	147,000	17,645,880
Constellation Brands, Inc. Class A (sub. vtg.) (a)	175,000	20,289,500
		37,935,380
Food & Staples Retailing - 6.1%
CVS Health Corp.	717,000	71,190,930
Sprouts Farmers Market LLC (a)	170,000	5,437,450
Walgreens Boots Alliance, Inc.	138,300	11,469,219
		88,097,599
TOTAL CONSUMER STAPLES		126,032,979
ENERGY - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
Cabot Oil & Gas Corp.	490,800	16,598,856
Denbury Resources, Inc. (d)	2,768,200	24,387,842
EQT Corp.	198,000	17,808,120
Marathon Petroleum Corp.	284,000	27,993,880
Newfield Exploration Co. (a)	632,000	24,799,680
		111,588,378
Common Stocks - continued
	Shares	Value
FINANCIALS - 16.6%
Banks - 3.0%
SVB Financial Group (a)	71,000	$ 9,425,960
Wells Fargo & Co.	622,000	34,272,200
		43,698,160
Capital Markets - 3.8%
Ameriprise Financial, Inc.	440,080	55,133,222
Diversified Financial Services - 9.5%
McGraw Hill Financial, Inc.	1,059,000	110,453,699
Moody's Corp.	244,000	26,234,880
		136,688,579
Real Estate Investment Trusts - 0.3%
American Tower Corp.	40,000	3,781,200
TOTAL FINANCIALS		239,301,161
HEALTH CARE - 23.1%
Biotechnology - 10.4%
Biogen, Inc. (a)	111,000	41,506,230
Celgene Corp. (a)	118,000	12,751,080
Gilead Sciences, Inc. (a)	612,000	61,512,120
Intercept Pharmaceuticals, Inc. (a)(d)	108,302	27,379,829
Intrexon Corp. (a)(d)	151,000	5,863,330
		149,012,589
Health Care Equipment & Supplies - 3.3%
Medtronic PLC	280,000	20,846,000
The Cooper Companies, Inc.	148,100	26,372,167
		47,218,167
Health Care Providers & Services - 2.8%
UnitedHealth Group, Inc.	365,000	40,661,000
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	100	18,425
Pharmaceuticals - 6.6%
Actavis PLC (a)	215,840	61,052,502
Prestige Brands Holdings, Inc. (a)	754,418	29,610,907
Teva Pharmaceutical Industries Ltd. sponsored ADR	82,000	4,954,440
		95,617,849
TOTAL HEALTH CARE		332,528,030
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 4.7%
Airlines - 4.7%
Alaska Air Group, Inc.	406,000	$ 26,008,360
American Airlines Group, Inc.	492,000	23,756,220
Spirit Airlines, Inc. (a)	262,310	17,960,366
		67,724,946
INFORMATION TECHNOLOGY - 24.2%
Electronic Equipment & Components - 5.1%
TE Connectivity Ltd.	279,000	18,567,450
Zebra Technologies Corp. Class A (a)	591,000	54,419,280
		72,986,730
Internet Software & Services - 5.0%
Facebook, Inc. Class A (a)	530,300	41,771,731
Google, Inc. Class A (a)	32,400	17,780,148
Twitter, Inc. (a)	320,000	12,467,200
		72,019,079
IT Services - 4.3%
MasterCard, Inc. Class A	331,000	29,859,510
Visa, Inc. Class A	484,000	31,968,200
		61,827,710
Semiconductors & Semiconductor Equipment - 2.1%
NXP Semiconductors NV (a)	230,460	22,151,815
Skyworks Solutions, Inc.	93,000	8,579,250
		30,731,065
Software - 7.7%
Adobe Systems, Inc. (a)	977,601	74,356,332
Intuit, Inc.	369,000	37,021,770
		111,378,102
TOTAL INFORMATION TECHNOLOGY		348,942,686
MATERIALS - 0.4%
Chemicals - 0.4%
Ecolab, Inc.	50,000	5,599,000
UTILITIES - 3.9%
Independent Power and Renewable Electricity Producers - 1.5%
Dynegy, Inc. (a)	630,791	20,986,417
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 2.4%
NiSource, Inc.	803,000	$ 34,866,260
TOTAL UTILITIES		55,852,677
TOTAL COMMON STOCKS (Cost $1,210,931,963)		1,381,937,757
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.15% (b)	20,527,944	20,527,944
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	34,818,900	34,818,900
TOTAL MONEY MARKET FUNDS (Cost $55,346,844)		55,346,844
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,266,278,807)		1,437,284,601
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,089,781
NET ASSETS - 100%		$ 1,440,374,382
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,982
Fidelity Securities Lending Cash Central Fund	25,518
Total	$ 37,500
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.9%
Ireland	5.7%
Netherlands	1.5%
Switzerland	1.3%
Belgium	1.3%
Others (Individually Less Than 1%)	0.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,861,756) - See accompanying schedule: Unaffiliated issuers (cost $1,210,931,963)	$ 1,381,937,757
Fidelity Central Funds (cost $55,346,844)	55,346,844
Total Investments (cost $1,266,278,807)		$ 1,437,284,601
Receivable for investments sold		81,179,890
Receivable for fund shares sold		1,320,191
Dividends receivable		1,250,883
Distributions receivable from Fidelity Central Funds		17,911
Prepaid expenses		1,472
Other receivables		19,519
Total assets		1,521,074,467

Liabilities
Payable for investments purchased	$ 41,754,006
Payable for fund shares redeemed	3,333,182
Accrued management fee	496,039
Other affiliated payables	265,319
Other payables and accrued expenses	32,639
Collateral on securities loaned, at value	34,818,900
Total liabilities		80,700,085

Net Assets		$ 1,440,374,382
Net Assets consist of:
Paid in capital		$ 1,217,310,102
Undistributed net investment income		1,073,232
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		50,985,254
Net unrealized appreciation (depreciation) on investments		171,005,794
Net Assets, for 75,313,828 shares outstanding		$ 1,440,374,382
Net Asset Value, offering price and redemption price per share ($1,440,374,382 ÷ 75,313,828 shares)		$ 19.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 7,988,514
Income from Fidelity Central Funds		37,500
Total income		8,026,014

Expenses
Management fee Basic fee	$ 4,380,898
Performance adjustment	(611,787)
Transfer agent fees	1,433,820
Accounting and security lending fees	248,697
Custodian fees and expenses	26,709
Independent trustees' compensation	3,278
Registration fees	28,352
Audit	24,854
Legal	2,505
Interest	651
Miscellaneous	7,853
Total expenses before reductions	5,545,830
Expense reductions	(25,536)	5,520,294
Net investment income (loss)		2,505,720
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	60,774,937
Foreign currency transactions	8,617
Total net realized gain (loss)		60,783,554
Change in net unrealized appreciation (depreciation) on investment securities		(38,689,746)
Net gain (loss)		22,093,808
Net increase (decrease) in net assets resulting from operations		$ 24,599,528

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,505,720	$ (729,756)
Net realized gain (loss)	60,783,554	200,034,651
Change in net unrealized appreciation (depreciation)	(38,689,746)	(13,738,163)
Net increase (decrease) in net assets resulting from operations	24,599,528	185,566,732
Distributions to shareholders from net investment income	(1,432,488)	-
Distributions to shareholders from net realized gain	(162,039,389)	(92,568,181)
Total distributions	(163,471,877)	(92,568,181)
Share transactions Proceeds from sales of shares	81,841,096	859,928,309
Reinvestment of distributions	154,203,243	86,770,401
Cost of shares redeemed	(505,520,110)	(762,859,196)
Net increase (decrease) in net assets resulting from share transactions	(269,475,771)	183,839,514
Total increase (decrease) in net assets	(408,348,120)	276,838,065

Net Assets
Beginning of period	1,848,722,502	1,571,884,437
End of period (including undistributed net investment income of $1,073,232 and undistributed net investment income of $0, respectively)	$ 1,440,374,382	$ 1,848,722,502
Other Information Shares
Sold	4,185,466	42,485,626
Issued in reinvestment of distributions	8,065,023	4,574,085
Redeemed	(26,082,166)	(38,107,588)
Net increase (decrease)	(13,831,677)	8,952,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.74	$ 19.60	$ 15.63	$ 13.97	$ 12.39	$ 10.17
Income from Investment Operations
Net investment income (loss) D	.03	(.01)	(.02)	.04	-H	(.03)
Net realized and unrealized gain (loss)	.29	2.28	4.81	1.64	1.58	2.31
Total from investment operations	.32	2.27	4.79	1.68	1.58	2.28
Distributions from net investment income	(.02)	-	(.03)	(.02)	-	(.06)
Distributions from net realized gain	(1.92)	(1.13)	(.79)	-	-	-
Total distributions	(1.94)	(1.13)	(.82)	(.02)	-	(.06)
Net asset value, end of period	$ 19.12	$ 20.74	$ 19.60	$ 15.63	$ 13.97	$ 12.39
Total ReturnB, C	1.54%	12.14%	32.25%	12.03%	12.75%	22.44%
Ratios to Average Net AssetsE, G
Expenses before reductions	.70%A	.78%	.91%	.93%	.93%	1.11%
Expenses net of fee waivers, if any	.70%A	.78%	.91%	.93%	.93%	1.00%
Expenses net of all reductions	.69%A	.78%	.89%	.92%	.92%	1.00%
Net investment income (loss)	.31%A	(.04)%	(.09)%	.26%	.03%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,440,374	$ 1,848,723	$ 1,571,884	$ 547,984	$ 617,725	$ 147,669
Portfolio turnover rate F	168%A	223%	200%	279%	277%	275%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs) futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 204,541,945
Gross unrealized depreciation	(38,908,245)
Net unrealized appreciation (depreciation) on securities	$ 165,633,700

Tax cost	$ 1,271,650,901

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,317,439,364 and $1,793,063,228, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .47% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

(depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $19,112 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,294,875	0.35%	$ 651

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,305 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities

Semiannual Report

7. Security Lending - continued

loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $25,518. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $24,145 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $27.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,364.

9. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Fifty Fund. Pursuant to the Agreement, the Fund will acquire all the assets and assume all the liabilities of Fidelity Fifty Fund. The reorganization will be accomplished by an exchange of shares of the Fund for shares of Fidelity Fifty Fund at their net asset value on the date the reorganization is effective. The reorganization provides shareholders of Fidelity Fifty Fund access to a larger portfolio with a similar investment objective.

The shareholders of Fidelity Fifty Fund approved the reorganization, which is expected to become effective on or about July 24, 2015. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

TQG-USAN-0615
1.784914.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector Small Cap

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Stock Selector Small Cap Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	.95%
Actual		$ 1,000.00	$ 1,073.00	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Class T	1.30%
Actual		$ 1,000.00	$ 1,071.50	$ 6.68
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.51
Class B	1.79%
Actual		$ 1,000.00	$ 1,068.90	$ 9.18
HypotheticalA		$ 1,000.00	$ 1,015.92	$ 8.95
Class C	1.78%
Actual		$ 1,000.00	$ 1,068.80	$ 9.13
HypotheticalA		$ 1,000.00	$ 1,015.97	$ 8.90
Stock Selector Small Cap	.71%
Actual		$ 1,000.00	$ 1,074.80	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Institutional Class	.69%
Actual		$ 1,000.00	$ 1,074.50	$ 3.55
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of the Ozarks, Inc.	1.3	1.1
Huntington Bancshares, Inc.	1.2	1.1
Global Payments, Inc.	1.2	1.1
PacWest Bancorp	1.2	1.3
Associated Banc-Corp.	1.2	1.1
Waddell & Reed Financial, Inc. Class A	1.2	1.0
Home Properties, Inc.	1.1	0.9
Qorvo, Inc.	1.0	0.6
Banner Bank	1.0	1.1
Maximus, Inc.	1.0	1.1
	11.4
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.7	23.1
Information Technology	18.4	19.1
Health Care	15.1	13.9
Consumer Discretionary	13.5	12.3
Industrials	13.2	12.5
Asset Allocation (% of fund's net assets)
As of April 30, 2015 *		As of October 31, 2014 **
	Stocks and Equity Futures 98.2%		Stocks and Equity Futures 97.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 2.4%
* Foreign investments	8.2%	** Foreign investments	7.1%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 2.0%
Cooper Tire & Rubber Co.	168,620	$ 7,165
Standard Motor Products, Inc.	119,202	4,506
Tenneco, Inc. (a)	226,184	13,220
Visteon Corp. (a)	46,100	4,675
		29,566
Diversified Consumer Services - 0.7%
Service Corp. International	344,500	9,536
Hotels, Restaurants & Leisure - 2.5%
Bloomin' Brands, Inc.	354,084	8,024
Brinker International, Inc.	132,400	7,331
Buffalo Wild Wings, Inc. (a)	49,000	7,806
Domino's Pizza, Inc.	39,900	4,303
Texas Roadhouse, Inc. Class A	258,957	8,701
		36,165
Household Durables - 1.0%
Ethan Allen Interiors, Inc.	282,679	6,846
Jarden Corp. (a)	161,477	8,264
		15,110
Leisure Products - 0.7%
Brunswick Corp.	208,400	10,428
Media - 1.3%
MDC Partners, Inc. Class A (sub. vtg.)	390,700	8,181
Nexstar Broadcasting Group, Inc. Class A	178,335	10,425
		18,606
Multiline Retail - 0.6%
Dillard's, Inc. Class A	62,756	8,258
Specialty Retail - 2.3%
Chico's FAS, Inc.	339,527	5,724
Genesco, Inc. (a)	104,875	7,089
GNC Holdings, Inc.	189,900	8,175
Murphy U.S.A., Inc. (a)	99,900	6,526
Zumiez, Inc. (a)	200,555	6,360
		33,874
Textiles, Apparel & Luxury Goods - 2.4%
Deckers Outdoor Corp. (a)	96,600	7,148
Fossil Group, Inc. (a)	84,300	7,080
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
G-III Apparel Group Ltd. (a)	99,905	$ 11,107
Steven Madden Ltd. (a)	247,659	9,664
		34,999
TOTAL CONSUMER DISCRETIONARY		196,542
CONSUMER STAPLES - 2.8%
Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	22,780	2,574
Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	91,850	7,548
Food Products - 1.4%
Aryzta AG	57,880	3,906
Greencore Group PLC	1,297,700	7,042
Ingredion, Inc.	46,200	3,668
J&J Snack Foods Corp.	58,750	6,129
		20,745
Personal Products - 0.7%
Coty, Inc. Class A	184,600	4,414
Inter Parfums, Inc.	198,000	5,976
		10,390
TOTAL CONSUMER STAPLES		41,257
ENERGY - 3.9%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc.	114,774	3,831
Bristow Group, Inc.	126,800	7,878
Total Energy Services, Inc.	338,400	4,319
		16,028
Oil, Gas & Consumable Fuels - 2.8%
Boardwalk Pipeline Partners, LP	293,346	5,136
Diamondback Energy, Inc. (a)	121,800	10,057
Newfield Exploration Co. (a)	235,490	9,241
Stone Energy Corp. (a)	427,467	7,297
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TC Pipelines LP	39,215	$ 2,670
Western Refining, Inc.	152,788	6,730
		41,131
TOTAL ENERGY		57,159
FINANCIALS - 22.7%
Banks - 9.3%
Associated Banc-Corp.	897,423	16,881
BancFirst Corp.	123,783	7,145
Bank of the Ozarks, Inc.	510,036	19,774
Banner Bank	327,029	14,788
BBCN Bancorp, Inc.	826,586	11,729
City National Corp.	72,266	6,735
Huntington Bancshares, Inc.	1,661,100	18,040
Investors Bancorp, Inc.	942,700	11,162
MB Financial, Inc.	440,400	13,269
PacWest Bancorp	377,275	17,015
		136,538
Capital Markets - 3.5%
AURELIUS AG	249,242	11,951
OM Asset Management Ltd.	612,389	11,856
Raymond James Financial, Inc.	180,700	10,215
Waddell & Reed Financial, Inc. Class A	334,559	16,500
		50,522
Insurance - 3.0%
Allied World Assurance Co.	337,887	13,901
Aspen Insurance Holdings Ltd.	210,010	9,814
Primerica, Inc.	237,169	10,962
StanCorp Financial Group, Inc.	121,523	8,759
		43,436
Real Estate Investment Trusts - 6.0%
Cousins Properties, Inc.	1,216,180	11,846
Equity Lifestyle Properties, Inc.	214,600	11,335
Home Properties, Inc.	211,275	15,541
Kite Realty Group Trust	375,526	9,839
Mid-America Apartment Communities, Inc.	188,200	14,042
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
National Retail Properties, Inc. (d)	312,959	$ 12,018
Ramco-Gershenson Properties Trust (SBI)	708,650	12,387
		87,008
Thrifts & Mortgage Finance - 0.9%
WSFS Financial Corp.	177,914	12,662
TOTAL FINANCIALS		330,166
HEALTH CARE - 15.1%
Biotechnology - 9.4%
ACADIA Pharmaceuticals, Inc. (a)	209,752	7,167
Agios Pharmaceuticals, Inc. (a)(d)	62,520	5,773
Anacor Pharmaceuticals, Inc. (a)	74,900	3,946
BioCryst Pharmaceuticals, Inc. (a)(d)	463,650	4,307
BioMarin Pharmaceutical, Inc. (a)	39,856	4,466
bluebird bio, Inc. (a)	86,900	11,574
Celldex Therapeutics, Inc. (a)	231,451	5,555
Cellectis SA sponsored ADR	87,078	2,865
Chimerix, Inc. (a)	153,060	5,204
Curis, Inc. (a)	1,348,798	3,466
Dyax Corp. (a)	304,685	7,285
Genocea Biosciences, Inc. (a)(d)	105,508	1,080
Insmed, Inc. (a)	348,772	6,989
Intercept Pharmaceuticals, Inc. (a)	22,803	5,765
Isis Pharmaceuticals, Inc. (a)	179,028	10,154
La Jolla Pharmaceutical Co. (a)(d)	123,700	2,352
Mirati Therapeutics, Inc. (a)(d)	201,406	5,597
Neurocrine Biosciences, Inc. (a)	215,060	7,331
Novavax, Inc. (a)	826,938	6,392
Otonomy, Inc.	127,800	3,353
Puma Biotechnology, Inc. (a)	40,900	7,386
Spark Therapeutics, Inc.	46,600	2,669
Synageva BioPharma Corp. (a)	56,500	5,196
TESARO, Inc. (a)	108,200	5,894
Ultragenyx Pharmaceutical, Inc. (a)	85,500	4,825
		136,591
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc.	71,682	4,588
Integra LifeSciences Holdings Corp. (a)	84,806	4,985
NxStage Medical, Inc. (a)	251,400	4,608
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Sirona Dental Systems, Inc. (a)	58,600	$ 5,435
Steris Corp.	103,803	6,903
Teleflex, Inc.	49,300	6,062
		32,581
Health Care Providers & Services - 1.8%
Omnicare, Inc.	77,700	6,836
Surgical Care Affiliates, Inc. (a)	225,964	8,519
Team Health Holdings, Inc. (a)	145,000	8,638
Wellcare Health Plans, Inc. (a)	27,100	2,098
		26,091
Life Sciences Tools & Services - 0.7%
Bruker Corp. (a)	315,934	5,990
Fluidigm Corp. (a)	125,273	4,693
		10,683
Pharmaceuticals - 1.0%
Prestige Brands Holdings, Inc. (a)	142,046	5,575
Theravance, Inc. (d)	300,451	4,882
ZS Pharma, Inc.	92,900	3,537
		13,994
TOTAL HEALTH CARE		219,940
INDUSTRIALS - 13.2%
Aerospace & Defense - 1.5%
Moog, Inc. Class A (a)	111,705	7,806
Teledyne Technologies, Inc. (a)	128,257	13,463
		21,269
Air Freight & Logistics - 0.8%
Hub Group, Inc. Class A (a)	284,320	11,344
Airlines - 0.9%
JetBlue Airways Corp. (a)(d)	654,200	13,431
Commercial Services & Supplies - 1.1%
Deluxe Corp.	135,500	8,774
West Corp.	260,400	8,059
		16,833
Construction & Engineering - 0.7%
EMCOR Group, Inc.	244,100	10,894
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.5%
OSRAM Licht AG	135,542	$ 7,141
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	91,200	8,801
Machinery - 3.5%
Allison Transmission Holdings, Inc.	279,120	8,563
Kornit Digital Ltd. (a)	368,800	5,495
KUKA AG (d)	110,300	7,836
Navistar International Corp. (a)(d)	185,025	5,543
TriMas Corp. (a)	294,995	8,310
Valmont Industries, Inc.	68,600	8,645
Wabtec Corp.	74,116	6,971
		51,363
Professional Services - 1.8%
Dun & Bradstreet Corp.	74,294	9,485
Huron Consulting Group, Inc. (a)	112,251	6,805
Stantec, Inc.	362,900	9,803
		26,093
Trading Companies & Distributors - 1.8%
Kaman Corp.	186,000	7,758
Titan Machinery, Inc. (a)(d)	469,561	6,879
Watsco, Inc.	91,300	10,982
		25,619
TOTAL INDUSTRIALS		192,788
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 2.2%
F5 Networks, Inc. (a)	69,900	8,529
Finisar Corp. (a)	400,700	8,146
Ixia (a)	698,931	8,373
Radware Ltd. (a)	278,042	6,581
		31,629
Electronic Equipment & Components - 1.3%
CDW Corp.	289,200	11,082
Trimble Navigation Ltd. (a)	303,600	7,721
		18,803
Internet Software & Services - 3.3%
Bankrate, Inc. (a)	687,665	8,527
EarthLink Holdings Corp.	461,486	2,183
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
NIC, Inc.	323,849	$ 5,505
Pandora Media, Inc. (a)	236,500	4,219
Rackspace Hosting, Inc. (a)	164,583	8,871
SciQuest, Inc. (a)	183,105	2,814
Stamps.com, Inc. (a)	94,096	5,824
Web.com Group, Inc. (a)	304,595	5,595
Zillow Group, Inc. (a)(d)	40,700	3,974
		47,512
IT Services - 3.9%
Datalink Corp. (a)	442,760	5,118
ExlService Holdings, Inc. (a)	311,838	10,737
Global Payments, Inc.	171,200	17,168
Maximus, Inc.	222,500	14,242
WEX, Inc. (a)	81,500	9,186
		56,451
Semiconductors & Semiconductor Equipment - 2.5%
Intersil Corp. Class A	430,900	5,753
Monolithic Power Systems, Inc.	159,130	8,248
PMC-Sierra, Inc. (a)	445,000	3,751
Qorvo, Inc. (a)	226,450	14,925
Semtech Corp. (a)	160,800	3,745
		36,422
Software - 3.4%
BroadSoft, Inc. (a)	176,391	5,581
CommVault Systems, Inc. (a)	156,523	7,161
Interactive Intelligence Group, Inc. (a)	104,200	4,583
Parametric Technology Corp. (a)	253,274	9,711
Pegasystems, Inc.	157,000	3,382
Rovi Corp. (a)	216,041	3,999
Synchronoss Technologies, Inc. (a)	246,686	11,318
Tangoe, Inc. (a)	325,600	4,454
		50,189
Technology Hardware, Storage & Peripherals - 1.8%
Electronics for Imaging, Inc. (a)	174,575	7,285
Nimble Storage, Inc. (a)	202,100	4,943
Quantum Corp. (a)	3,067,141	6,165
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Silicon Graphics International Corp. (a)(d)	666,557	$ 5,406
Super Micro Computer, Inc. (a)	103,488	2,977
		26,776
TOTAL INFORMATION TECHNOLOGY		267,782
MATERIALS - 4.7%
Chemicals - 2.8%
Axiall Corp.	214,154	8,737
PolyOne Corp.	272,199	10,629
Sensient Technologies Corp.	123,100	8,046
Tronox Ltd. Class A	643,464	13,481
		40,893
Containers & Packaging - 1.1%
Avery Dennison Corp.	80,000	4,447
Berry Plastics Group, Inc. (a)	323,640	11,075
		15,522
Metals & Mining - 0.8%
Coeur d'Alene Mines Corp. (a)(d)	295,100	1,540
Compass Minerals International, Inc.	101,200	8,939
Steel Dynamics, Inc.	94,400	2,089
		12,568
TOTAL MATERIALS		68,983
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
8x8, Inc. (a)	145,601	1,271
Cogent Communications Group, Inc.	94,000	3,289
FairPoint Communications, Inc. (a)	38,300	755
Lumos Networks Corp.	37,100	525
Towerstream Corp. (a)(d)	2,829,372	5,659
		11,499
Wireless Telecommunication Services - 0.1%
RingCentral, Inc. (a)	95,800	1,651
TOTAL TELECOMMUNICATION SERVICES		13,150
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.8%
Electric Utilities - 1.4%
El Paso Electric Co.	129,520	$ 4,819
Great Plains Energy, Inc.	159,520	4,176
IDACORP, Inc.	94,000	5,671
Portland General Electric Co. (d)	182,668	6,423
		21,089
Gas Utilities - 0.8%
Atmos Energy Corp.	105,038	5,672
Laclede Group, Inc.	122,600	6,367
		12,039
Independent Power and Renewable Electricity Producers - 0.6%
Dynegy, Inc. (a)	169,200	5,629
NextEra Energy Partners LP	59,700	2,529
		8,158
TOTAL UTILITIES		41,286
TOTAL COMMON STOCKS (Cost $1,184,791)		1,429,053
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 6/18/15 to 7/23/15 (e) (Cost $140)	$ 140	140
Money Market Funds - 4.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.15% (b)	29,177,477	$ 29,177
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	40,331,020	40,331
TOTAL MONEY MARKET FUNDS (Cost $69,508)		69,508
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $1,254,439)		1,498,701
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(40,036)
NET ASSETS - 100%		$ 1,458,665
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
26 ICE Russell 2000 Index Contracts (United States)	June 2015	$ 3,163	$ (92)

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $140,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 22
Fidelity Securities Lending Cash Central Fund	319
Total	$ 341
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 196,542	$ 196,542	$ -	$ -
Consumer Staples	41,257	30,309	10,948	-
Energy	57,159	57,159	-	-
Financials	330,166	318,215	11,951	-
Health Care	219,940	219,940	-	-
Industrials	192,788	177,811	14,977	-
Information Technology	267,782	267,782	-	-
Materials	68,983	68,983	-	-
Telecommunication Services	13,150	13,150	-	-
Utilities	41,286	41,286	-	-
U.S. Government and Government Agency Obligations	140	-	140	-
Money Market Funds	69,508	69,508	-	-
Total Investments in Securities:	$ 1,498,701	$ 1,460,685	$ 38,016	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (92)	$ (92)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 20,324
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amount in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (92)
Total Value of Derivatives	$ -	$ (92)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,177) - See accompanying schedule: Unaffiliated issuers (cost $1,184,931)	$ 1,429,193
Fidelity Central Funds (cost $69,508)	69,508
Total Investments (cost $1,254,439)		$ 1,498,701
Receivable for investments sold		1,608
Receivable for fund shares sold		730
Dividends receivable		389
Distributions receivable from Fidelity Central Funds		39
Prepaid expenses		1
Other receivables		519
Total assets		1,501,987

Liabilities
Payable to custodian bank	$ 421
Payable for investments purchased	862
Payable for fund shares redeemed	696
Accrued management fee	573
Distribution and service plan fees payable	8
Payable for daily variation margin for derivative instruments	63
Other affiliated payables	331
Other payables and accrued expenses	37
Collateral on securities loaned, at value	40,331
Total liabilities		43,322

Net Assets		$ 1,458,665
Net Assets consist of:
Paid in capital		$ 1,150,746
Undistributed net investment income		2,153
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		61,595
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		244,171
Net Assets		$ 1,458,665

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,339.6 ÷ 449.729 shares)	$ 25.21

Maximum offering price per share (100/94.25 of $25.21)	$ 26.75
Class T: Net Asset Value and redemption price per share ($3,061.5 ÷ 123.679 shares)	$ 24.75

Maximum offering price per share (100/96.50 of $24.75)	$ 25.65
Class B: Net Asset Value and offering price per share ($232.0 ÷ 9.639)A	$ 24.07

Class C: Net Asset Value and offering price per share ($4,599.6 ÷ 192.082 shares)A	$ 23.95

Stock Selector Small Cap: Net Asset Value, offering price and redemption price per share ($1,390,857.9 ÷ 54,315.203 shares)	$ 25.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,574.6 ÷ $1,892.665 shares)	$ 25.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 8,935
Income from Fidelity Central Funds		341
Total income		9,276

Expenses
Management fee Basic fee	$ 4,453
Performance adjustment	(1,237)
Transfer agent fees	1,707
Distribution and service plan fees	44
Accounting and security lending fees	239
Custodian fees and expenses	31
Independent trustees' compensation	3
Registration fees	74
Audit	28
Legal	3
Interest	1
Miscellaneous	4
Total expenses before reductions	5,350
Expense reductions	(67)	5,283
Net investment income (loss)		3,993
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	63,225
Foreign currency transactions	3
Futures contracts	1,860
Total net realized gain (loss)		65,088
Change in net unrealized appreciation (depreciation) on: Investment securities	39,335
Assets and liabilities in foreign currencies	4
Futures contracts	(929)
Total change in net unrealized appreciation (depreciation)		38,410
Net gain (loss)		103,498
Net increase (decrease) in net assets resulting from operations		$ 107,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,993	$ 4,913
Net realized gain (loss)	65,088	141,263
Change in net unrealized appreciation (depreciation)	38,410	(39,201)
Net increase (decrease) in net assets resulting from operations	107,491	106,975
Distributions to shareholders from net investment income	(5,082)	(589)
Distributions to shareholders from net realized gain	(126,261)	(75,700)
Total distributions	(131,343)	(76,289)
Share transactions - net increase (decrease)	8,054	(112,902)
Redemption fees	51	99
Total increase (decrease) in net assets	(15,747)	(82,117)

Net Assets
Beginning of period	1,474,412	1,556,529
End of period (including undistributed net investment income of $2,153 and undistributed net investment income of $3,242, respectively)	$ 1,458,665	$ 1,474,412

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.76	$ 25.32	$ 19.40	$ 17.87	$ 16.20	$ 12.53
Income from Investment Operations
Net investment income (loss) E	.04	.01	(.02)	(.02)	-I,L	(.01) J
Net realized and unrealized gain (loss)	1.71	1.68	5.98	1.55	1.73	3.68
Total from investment operations	1.75	1.69	5.96	1.53	1.73	3.67
Distributions from net investment income	(.03)	-L	(.04)	-	(.07)	-L
Distributions from net realized gain	(2.27)	(1.25)	(.01)	-	-	-
Total distributions	(2.30)	(1.25)	(.04)M	-	(.07)	-L
Redemption fees added to paid in capitalE	-L	-L	-L	-L	.01	-L
Net asset value, end of period	$ 25.21	$ 25.76	$ 25.32	$ 19.40	$ 17.87	$ 16.20
Total ReturnB, C, D	7.30%	6.83%	30.81%	8.56%	10.71%	29.32%
Ratios to Average Net Assets F, K
Expenses before reductions	.95%A	.99%	1.22%	1.37%	1.15%	1.00%
Expenses net of fee waivers, if any	.95%A	.99%	1.22%	1.37%	1.15%	1.00%
Expenses net of all reductions	.95%A	.99%	1.20%	1.36%	1.14%	.99%
Net investment income (loss)	.30%A	.06%	(.09)%	(.10)%	-% H,I	(.07)%J
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 10	$ 8	$ 4	$ 4	$ 3
Portfolio turnover rateG	46% A	73%	79%	61%	73%	138%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .01%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MTotal distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.30	$ 24.97	$ 19.15	$ 17.68	$ 16.07	$ 12.45
Income from Investment Operations
Net investment income (loss) E	-K	(.07)	(.08)	(.07)	(.05) H	(.05) I
Net realized and unrealized gain (loss)	1.69	1.65	5.90	1.54	1.70	3.67
Total from investment operations	1.69	1.58	5.82	1.47	1.65	3.62
Distributions from net investment income	-	-	-	-	(.05)	-
Distributions from net realized gain	(2.24)	(1.25)	-	-	-	-
Total distributions	(2.24)	(1.25)	-	-	(.05)	-
Redemption fees added to paid in capitalE	-K	-K	-K	-K	.01	-K
Net asset value, end of period	$ 24.75	$ 25.30	$ 24.97	$ 19.15	$ 17.68	$ 16.07
Total ReturnB, C, D	7.15%	6.46%	30.39%	8.31%	10.34%	29.08%
Ratios to Average Net Assets F, J
Expenses before reductions	1.30%A	1.32%	1.51%	1.64%	1.42%	1.27%
Expenses net of fee waivers, if any	1.30%A	1.32%	1.51%	1.64%	1.42%	1.27%
Expenses net of all reductions	1.29%A	1.31%	1.49%	1.63%	1.41%	1.26%
Net investment income (loss)	(.04)%A	(.27)%	(.38)%	(.37)%	(.27)%H	(.33)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,062	$ 2,668	$ 1,880	$ 1,073	$ 1,539	$ 723
Portfolio turnover rateG	46% A	73%	79%	61%	73%	138%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.48)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.55	$ 24.38	$ 18.79	$ 17.43	$ 15.87	$ 12.36
Income from Investment Operations
Net investment income (loss) E	(.06)	(.19)	(.19)	(.16)	(.14) H	(.12) I
Net realized and unrealized gain (loss)	1.65	1.61	5.78	1.52	1.69	3.63
Total from investment operations	1.59	1.42	5.59	1.36	1.55	3.51
Distributions from net realized gain	(2.07)	(1.25)	-	-	-	-
Redemption fees added to paid in capitalE	-K	-K	-K	-K	.01	-K
Net asset value, end of period	$ 24.07	$ 24.55	$ 24.38	$ 18.79	$ 17.43	$ 15.87
Total ReturnB, C, D	6.89%	5.94%	29.75%	7.80%	9.83%	28.40%
Ratios to Average Net Assets F, J
Expenses before reductions	1.79%A	1.81%	1.99%	2.12%	1.90%	1.76%
Expenses net of fee waivers, if any	1.79%A	1.81%	1.99%	2.12%	1.90%	1.76%
Expenses net of all reductions	1.78%A	1.80%	1.97%	2.11%	1.90%	1.75%
Net investment income (loss)	(.53)%A	(.76)%	(.86)%	(.85)%	(.76)%H	(.82)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 232	$ 273	$ 307	$ 225	$ 246	$ 220
Portfolio turnover rateG	46% A	73%	79%	61%	73%	138%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.49	$ 24.32	$ 18.73	$ 17.38	$ 15.82	$ 12.33
Income from Investment Operations
Net investment income (loss) E	(.06)	(.18)	(.19)	(.16)	(.14) H	(.12) I
Net realized and unrealized gain (loss)	1.64	1.60	5.78	1.51	1.69	3.61
Total from investment operations	1.58	1.42	5.59	1.35	1.55	3.49
Distributions from net realized gain	(2.12)	(1.25)	-	-	-	-
Redemption fees added to paid in capitalE	-K	-K	-K	-K	.01	-K
Net asset value, end of period	$ 23.95	$ 24.49	$ 24.32	$ 18.73	$ 17.38	$ 15.82
Total ReturnB, C, D	6.88%	5.95%	29.85%	7.77%	9.86%	28.30%
Ratios to Average Net Assets F, J
Expenses before reductions	1.78%A	1.79%	1.98%	2.12%	1.90%	1.75%
Expenses net of fee waivers, if any	1.78%A	1.79%	1.98%	2.12%	1.90%	1.75%
Expenses net of all reductions	1.77%A	1.79%	1.96%	2.11%	1.89%	1.74%
Net investment income (loss)	(.53)%A	(.74)%	(.85)%	(.85)%	(.76)%H	(.81)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,600	$ 3,946	$ 3,252	$ 1,504	$ 1,370	$ 820
Portfolio turnover rateG	46% A	73%	79%	61%	73%	138%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Small Cap

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.15	$ 25.64	$ 19.65	$ 18.05	$ 16.35	$ 12.61
Income from Investment Operations
Net investment income (loss) D	.07	.08	.04	.04	.05G	.03H
Net realized and unrealized gain (loss)	1.75	1.70	6.06	1.56	1.74	3.72
Total from investment operations	1.82	1.78	6.10	1.60	1.79	3.75
Distributions from net investment income	(.09)	(.01) I	(.10)	-	(.10)	(.01)
Distributions from net realized gain	(2.27)	(1.26) I	(.01)	-	-	-
Total distributions	(2.36)	(1.27)	(.11)	-	(.10)	(.01)
Redemption fees added to paid in capitalD	-K	-K	-K	-K	.01	-K
Net asset value, end of period	$ 25.61	$ 26.15	$ 25.64	$ 19.65	$ 18.05	$ 16.35
Total ReturnB, C	7.48%	7.08%	31.20%	8.86%	11.03%	29.75%
Ratios to Average Net Assets E, J
Expenses before reductions	.71%A	.73%	.94%	1.07%	.85%	.73%
Expenses net of fee waivers, if any	.71%A	.73%	.93%	1.07%	.85%	.73%
Expenses net of all reductions	.71%A	.72%	.91%	1.06%	.85%	.72%
Net investment income (loss)	.54%A	.32%	.20%	.20%	.29%G	.21%H
Supplemental Data
Net assets, end of period (in millions)	$ 1,390	$ 1,406	$ 1,487	$ 1,311	$ 1,698	$ 1,406
Portfolio turnover rateF	46% A	73%	79%	61%	73%	138%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%. IThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.21	$ 25.69	$ 19.72	$ 18.07	$ 16.39	$ 12.63
Income from Investment Operations
Net investment income (loss) D	.07	.09	.05	.04	.05G	.05H
Net realized and unrealized gain (loss)	1.75	1.70	6.06	1.61	1.74	3.72
Total from investment operations	1.82	1.79	6.11	1.65	1.79	3.77
Distributions from net investment income	(.10)	(.01) I	(.14)	-	(.12)	(.01)
Distributions from net realized gain	(2.27)	(1.26) I	(.01)	-	-	-
Total distributions	(2.37)	(1.27)	(.14)L	-	(.12)	(.01)
Redemption fees added to paid in capitalD	-K	-K	-K	-K	.01	-K
Net asset value, end of period	$ 25.66	$ 26.21	$ 25.69	$ 19.72	$ 18.07	$ 16.39
Total ReturnB, C	7.45%	7.11%	31.22%	9.13%	10.99%	29.89%
Ratios to Average Net Assets E, J
Expenses before reductions	.69%A	.70%	.91%	1.06%	.86%	.63%
Expenses net of fee waivers, if any	.69%A	.70%	.91%	1.06%	.86%	.63%
Expenses net of all reductions	.68%A	.70%	.89%	1.05%	.85%	.62%
Net investment income (loss)	.57%A	.35%	.22%	.21%	.29%G	.31%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,575	$ 50,998	$ 55,860	$ 39,592	$ 10,038	$ 680
Portfolio turnover rateF	46% A	73%	79%	61%	73%	138%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%. IThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LTotal distributions of $.14 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, futures transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 299,383,984
Gross unrealized depreciation	(57,145,009)
Net unrealized appreciation (depreciation) on securities	$ 242,238,975

Tax cost	$ 1,256,461,977

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,859,615 and a change in net unrealized appreciation (depreciation) of $(928,441) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $330,421,260 and $434,272,810, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on relative investment performance of Stock Selector Small Cap as compared to its benchmark index, the Russell 2000 Index, over the same

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 13,360	$ 1,347
Class T	.25%	.25%	7,186	55
Class B	.75%	.25%	1,323	995
Class C	.75%	.25%	21,643	4,824
			$ 43,512	$ 7,221

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,323
Class T	1,031
Class B*	2
Class C*	215
$ 4,571

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 11,793.22
Class T	4,502.31
Class B	396.30
Class C	6,481.30
Stock Selector Small Cap	1,632,191.23
Institutional Class	51,631.20
	$ 1,706,994

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $16,769 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,169,000.35%		$ 546

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,163 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $318,715, including $2,898 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $65,224 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Stock Selector Small Cap expenses during the period in the amount of $1,473.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 13,451	$ -
Stock Selector Small Cap	4,877,354	565,266
Institutional Class	191,336	23,516
Total	$ 5,082,141	$ 588,782
From net realized gain
Class A	$ 925,260	$ 395,776
Class T	240,040	94,672
Class B	22,346	15,675
Class C	342,866	175,368
Stock Selector Small Cap	120,343,245	72,289,831
Institutional Class	4,387,187	2,728,537
Total	$ 126,260,944	$ 75,699,859

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	56,442	151,097	$ 1,436,453	$ 3,885,351
Reinvestment of distributions	38,394	15,063	917,230	376,722
Shares redeemed	(49,721)	(72,929)	(1,228,799)	(1,870,272)
Net increase (decrease)	45,115	93,231	$ 1,124,884	$ 2,391,801
Class T
Shares sold	15,292	50,723	$ 378,597	$ 1,259,372
Reinvestment of distributions	10,219	3,842	240,040	94,672
Shares redeemed	(7,264)	(24,396)	(179,144)	(601,674)
Net increase (decrease)	18,247	30,169	$ 439,493	$ 752,370
Class B
Shares sold	182	209	$ 4,471	$ 5,142
Reinvestment of distributions	938	621	21,475	14,915
Shares redeemed	(2,604)	(2,288)	(62,892)	(56,084)
Net increase (decrease)	(1,484)	(1,458)	$ (36,946)	$ (36,027)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class C
Shares sold	39,498	66,721	$ 933,503	$ 1,636,250
Reinvestment of distributions	14,291	6,798	325,403	162,824
Shares redeemed	(22,853)	(46,119)	(543,166)	(1,123,096)
Net increase (decrease)	30,936	27,400	$ 715,740	$ 675,978
Stock Selector Small Cap
Shares sold	3,196,594	5,956,240	$ 81,209,594	$ 154,421,663
Reinvestment of distributions	5,053,667	2,813,764	122,500,899	71,272,644
Shares redeemed	(7,706,417)	(13,011,585)	(196,344,848)	(336,316,656)
Net increase (decrease)	543,844	(4,241,581)	$ 7,365,645	$ (110,622,349)
Institutional Class
Shares sold	174,707	263,174	$ 4,283,181	$ 6,854,902
Reinvestment of distributions	186,106	87,339	4,520,520	2,216,655
Shares redeemed	(413,716)	(579,641)	(10,358,707)	(15,132,928)
Net increase (decrease)	(52,903)	(229,128)	$ (1,555,006)	$ (6,061,371)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

ASCSI-USAN-0615
1.843146.107
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Stock Selector
Small Cap Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	.95%
Actual		$ 1,000.00	$ 1,073.00	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Class T	1.30%
Actual		$ 1,000.00	$ 1,071.50	$ 6.68
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.51
Class B	1.79%
Actual		$ 1,000.00	$ 1,068.90	$ 9.18
HypotheticalA		$ 1,000.00	$ 1,015.92	$ 8.95
Class C	1.78%
Actual		$ 1,000.00	$ 1,068.80	$ 9.13
HypotheticalA		$ 1,000.00	$ 1,015.97	$ 8.90
Stock Selector Small Cap	.71%
Actual		$ 1,000.00	$ 1,074.80	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Institutional Class	.69%
Actual		$ 1,000.00	$ 1,074.50	$ 3.55
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of the Ozarks, Inc.	1.3	1.1
Huntington Bancshares, Inc.	1.2	1.1
Global Payments, Inc.	1.2	1.1
PacWest Bancorp	1.2	1.3
Associated Banc-Corp.	1.2	1.1
Waddell & Reed Financial, Inc. Class A	1.2	1.0
Home Properties, Inc.	1.1	0.9
Qorvo, Inc.	1.0	0.6
Banner Bank	1.0	1.1
Maximus, Inc.	1.0	1.1
	11.4
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.7	23.1
Information Technology	18.4	19.1
Health Care	15.1	13.9
Consumer Discretionary	13.5	12.3
Industrials	13.2	12.5
Asset Allocation (% of fund's net assets)
As of April 30, 2015 *		As of October 31, 2014 **
	Stocks and Equity Futures 98.2%		Stocks and Equity Futures 97.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 2.4%
* Foreign investments	8.2%	** Foreign investments	7.1%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 2.0%
Cooper Tire & Rubber Co.	168,620	$ 7,165
Standard Motor Products, Inc.	119,202	4,506
Tenneco, Inc. (a)	226,184	13,220
Visteon Corp. (a)	46,100	4,675
		29,566
Diversified Consumer Services - 0.7%
Service Corp. International	344,500	9,536
Hotels, Restaurants & Leisure - 2.5%
Bloomin' Brands, Inc.	354,084	8,024
Brinker International, Inc.	132,400	7,331
Buffalo Wild Wings, Inc. (a)	49,000	7,806
Domino's Pizza, Inc.	39,900	4,303
Texas Roadhouse, Inc. Class A	258,957	8,701
		36,165
Household Durables - 1.0%
Ethan Allen Interiors, Inc.	282,679	6,846
Jarden Corp. (a)	161,477	8,264
		15,110
Leisure Products - 0.7%
Brunswick Corp.	208,400	10,428
Media - 1.3%
MDC Partners, Inc. Class A (sub. vtg.)	390,700	8,181
Nexstar Broadcasting Group, Inc. Class A	178,335	10,425
		18,606
Multiline Retail - 0.6%
Dillard's, Inc. Class A	62,756	8,258
Specialty Retail - 2.3%
Chico's FAS, Inc.	339,527	5,724
Genesco, Inc. (a)	104,875	7,089
GNC Holdings, Inc.	189,900	8,175
Murphy U.S.A., Inc. (a)	99,900	6,526
Zumiez, Inc. (a)	200,555	6,360
		33,874
Textiles, Apparel & Luxury Goods - 2.4%
Deckers Outdoor Corp. (a)	96,600	7,148
Fossil Group, Inc. (a)	84,300	7,080
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
G-III Apparel Group Ltd. (a)	99,905	$ 11,107
Steven Madden Ltd. (a)	247,659	9,664
		34,999
TOTAL CONSUMER DISCRETIONARY		196,542
CONSUMER STAPLES - 2.8%
Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	22,780	2,574
Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	91,850	7,548
Food Products - 1.4%
Aryzta AG	57,880	3,906
Greencore Group PLC	1,297,700	7,042
Ingredion, Inc.	46,200	3,668
J&J Snack Foods Corp.	58,750	6,129
		20,745
Personal Products - 0.7%
Coty, Inc. Class A	184,600	4,414
Inter Parfums, Inc.	198,000	5,976
		10,390
TOTAL CONSUMER STAPLES		41,257
ENERGY - 3.9%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc.	114,774	3,831
Bristow Group, Inc.	126,800	7,878
Total Energy Services, Inc.	338,400	4,319
		16,028
Oil, Gas & Consumable Fuels - 2.8%
Boardwalk Pipeline Partners, LP	293,346	5,136
Diamondback Energy, Inc. (a)	121,800	10,057
Newfield Exploration Co. (a)	235,490	9,241
Stone Energy Corp. (a)	427,467	7,297
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TC Pipelines LP	39,215	$ 2,670
Western Refining, Inc.	152,788	6,730
		41,131
TOTAL ENERGY		57,159
FINANCIALS - 22.7%
Banks - 9.3%
Associated Banc-Corp.	897,423	16,881
BancFirst Corp.	123,783	7,145
Bank of the Ozarks, Inc.	510,036	19,774
Banner Bank	327,029	14,788
BBCN Bancorp, Inc.	826,586	11,729
City National Corp.	72,266	6,735
Huntington Bancshares, Inc.	1,661,100	18,040
Investors Bancorp, Inc.	942,700	11,162
MB Financial, Inc.	440,400	13,269
PacWest Bancorp	377,275	17,015
		136,538
Capital Markets - 3.5%
AURELIUS AG	249,242	11,951
OM Asset Management Ltd.	612,389	11,856
Raymond James Financial, Inc.	180,700	10,215
Waddell & Reed Financial, Inc. Class A	334,559	16,500
		50,522
Insurance - 3.0%
Allied World Assurance Co.	337,887	13,901
Aspen Insurance Holdings Ltd.	210,010	9,814
Primerica, Inc.	237,169	10,962
StanCorp Financial Group, Inc.	121,523	8,759
		43,436
Real Estate Investment Trusts - 6.0%
Cousins Properties, Inc.	1,216,180	11,846
Equity Lifestyle Properties, Inc.	214,600	11,335
Home Properties, Inc.	211,275	15,541
Kite Realty Group Trust	375,526	9,839
Mid-America Apartment Communities, Inc.	188,200	14,042
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
National Retail Properties, Inc. (d)	312,959	$ 12,018
Ramco-Gershenson Properties Trust (SBI)	708,650	12,387
		87,008
Thrifts & Mortgage Finance - 0.9%
WSFS Financial Corp.	177,914	12,662
TOTAL FINANCIALS		330,166
HEALTH CARE - 15.1%
Biotechnology - 9.4%
ACADIA Pharmaceuticals, Inc. (a)	209,752	7,167
Agios Pharmaceuticals, Inc. (a)(d)	62,520	5,773
Anacor Pharmaceuticals, Inc. (a)	74,900	3,946
BioCryst Pharmaceuticals, Inc. (a)(d)	463,650	4,307
BioMarin Pharmaceutical, Inc. (a)	39,856	4,466
bluebird bio, Inc. (a)	86,900	11,574
Celldex Therapeutics, Inc. (a)	231,451	5,555
Cellectis SA sponsored ADR	87,078	2,865
Chimerix, Inc. (a)	153,060	5,204
Curis, Inc. (a)	1,348,798	3,466
Dyax Corp. (a)	304,685	7,285
Genocea Biosciences, Inc. (a)(d)	105,508	1,080
Insmed, Inc. (a)	348,772	6,989
Intercept Pharmaceuticals, Inc. (a)	22,803	5,765
Isis Pharmaceuticals, Inc. (a)	179,028	10,154
La Jolla Pharmaceutical Co. (a)(d)	123,700	2,352
Mirati Therapeutics, Inc. (a)(d)	201,406	5,597
Neurocrine Biosciences, Inc. (a)	215,060	7,331
Novavax, Inc. (a)	826,938	6,392
Otonomy, Inc.	127,800	3,353
Puma Biotechnology, Inc. (a)	40,900	7,386
Spark Therapeutics, Inc.	46,600	2,669
Synageva BioPharma Corp. (a)	56,500	5,196
TESARO, Inc. (a)	108,200	5,894
Ultragenyx Pharmaceutical, Inc. (a)	85,500	4,825
		136,591
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc.	71,682	4,588
Integra LifeSciences Holdings Corp. (a)	84,806	4,985
NxStage Medical, Inc. (a)	251,400	4,608
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Sirona Dental Systems, Inc. (a)	58,600	$ 5,435
Steris Corp.	103,803	6,903
Teleflex, Inc.	49,300	6,062
		32,581
Health Care Providers & Services - 1.8%
Omnicare, Inc.	77,700	6,836
Surgical Care Affiliates, Inc. (a)	225,964	8,519
Team Health Holdings, Inc. (a)	145,000	8,638
Wellcare Health Plans, Inc. (a)	27,100	2,098
		26,091
Life Sciences Tools & Services - 0.7%
Bruker Corp. (a)	315,934	5,990
Fluidigm Corp. (a)	125,273	4,693
		10,683
Pharmaceuticals - 1.0%
Prestige Brands Holdings, Inc. (a)	142,046	5,575
Theravance, Inc. (d)	300,451	4,882
ZS Pharma, Inc.	92,900	3,537
		13,994
TOTAL HEALTH CARE		219,940
INDUSTRIALS - 13.2%
Aerospace & Defense - 1.5%
Moog, Inc. Class A (a)	111,705	7,806
Teledyne Technologies, Inc. (a)	128,257	13,463
		21,269
Air Freight & Logistics - 0.8%
Hub Group, Inc. Class A (a)	284,320	11,344
Airlines - 0.9%
JetBlue Airways Corp. (a)(d)	654,200	13,431
Commercial Services & Supplies - 1.1%
Deluxe Corp.	135,500	8,774
West Corp.	260,400	8,059
		16,833
Construction & Engineering - 0.7%
EMCOR Group, Inc.	244,100	10,894
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.5%
OSRAM Licht AG	135,542	$ 7,141
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	91,200	8,801
Machinery - 3.5%
Allison Transmission Holdings, Inc.	279,120	8,563
Kornit Digital Ltd. (a)	368,800	5,495
KUKA AG (d)	110,300	7,836
Navistar International Corp. (a)(d)	185,025	5,543
TriMas Corp. (a)	294,995	8,310
Valmont Industries, Inc.	68,600	8,645
Wabtec Corp.	74,116	6,971
		51,363
Professional Services - 1.8%
Dun & Bradstreet Corp.	74,294	9,485
Huron Consulting Group, Inc. (a)	112,251	6,805
Stantec, Inc.	362,900	9,803
		26,093
Trading Companies & Distributors - 1.8%
Kaman Corp.	186,000	7,758
Titan Machinery, Inc. (a)(d)	469,561	6,879
Watsco, Inc.	91,300	10,982
		25,619
TOTAL INDUSTRIALS		192,788
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 2.2%
F5 Networks, Inc. (a)	69,900	8,529
Finisar Corp. (a)	400,700	8,146
Ixia (a)	698,931	8,373
Radware Ltd. (a)	278,042	6,581
		31,629
Electronic Equipment & Components - 1.3%
CDW Corp.	289,200	11,082
Trimble Navigation Ltd. (a)	303,600	7,721
		18,803
Internet Software & Services - 3.3%
Bankrate, Inc. (a)	687,665	8,527
EarthLink Holdings Corp.	461,486	2,183
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
NIC, Inc.	323,849	$ 5,505
Pandora Media, Inc. (a)	236,500	4,219
Rackspace Hosting, Inc. (a)	164,583	8,871
SciQuest, Inc. (a)	183,105	2,814
Stamps.com, Inc. (a)	94,096	5,824
Web.com Group, Inc. (a)	304,595	5,595
Zillow Group, Inc. (a)(d)	40,700	3,974
		47,512
IT Services - 3.9%
Datalink Corp. (a)	442,760	5,118
ExlService Holdings, Inc. (a)	311,838	10,737
Global Payments, Inc.	171,200	17,168
Maximus, Inc.	222,500	14,242
WEX, Inc. (a)	81,500	9,186
		56,451
Semiconductors & Semiconductor Equipment - 2.5%
Intersil Corp. Class A	430,900	5,753
Monolithic Power Systems, Inc.	159,130	8,248
PMC-Sierra, Inc. (a)	445,000	3,751
Qorvo, Inc. (a)	226,450	14,925
Semtech Corp. (a)	160,800	3,745
		36,422
Software - 3.4%
BroadSoft, Inc. (a)	176,391	5,581
CommVault Systems, Inc. (a)	156,523	7,161
Interactive Intelligence Group, Inc. (a)	104,200	4,583
Parametric Technology Corp. (a)	253,274	9,711
Pegasystems, Inc.	157,000	3,382
Rovi Corp. (a)	216,041	3,999
Synchronoss Technologies, Inc. (a)	246,686	11,318
Tangoe, Inc. (a)	325,600	4,454
		50,189
Technology Hardware, Storage & Peripherals - 1.8%
Electronics for Imaging, Inc. (a)	174,575	7,285
Nimble Storage, Inc. (a)	202,100	4,943
Quantum Corp. (a)	3,067,141	6,165
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Silicon Graphics International Corp. (a)(d)	666,557	$ 5,406
Super Micro Computer, Inc. (a)	103,488	2,977
		26,776
TOTAL INFORMATION TECHNOLOGY		267,782
MATERIALS - 4.7%
Chemicals - 2.8%
Axiall Corp.	214,154	8,737
PolyOne Corp.	272,199	10,629
Sensient Technologies Corp.	123,100	8,046
Tronox Ltd. Class A	643,464	13,481
		40,893
Containers & Packaging - 1.1%
Avery Dennison Corp.	80,000	4,447
Berry Plastics Group, Inc. (a)	323,640	11,075
		15,522
Metals & Mining - 0.8%
Coeur d'Alene Mines Corp. (a)(d)	295,100	1,540
Compass Minerals International, Inc.	101,200	8,939
Steel Dynamics, Inc.	94,400	2,089
		12,568
TOTAL MATERIALS		68,983
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
8x8, Inc. (a)	145,601	1,271
Cogent Communications Group, Inc.	94,000	3,289
FairPoint Communications, Inc. (a)	38,300	755
Lumos Networks Corp.	37,100	525
Towerstream Corp. (a)(d)	2,829,372	5,659
		11,499
Wireless Telecommunication Services - 0.1%
RingCentral, Inc. (a)	95,800	1,651
TOTAL TELECOMMUNICATION SERVICES		13,150
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.8%
Electric Utilities - 1.4%
El Paso Electric Co.	129,520	$ 4,819
Great Plains Energy, Inc.	159,520	4,176
IDACORP, Inc.	94,000	5,671
Portland General Electric Co. (d)	182,668	6,423
		21,089
Gas Utilities - 0.8%
Atmos Energy Corp.	105,038	5,672
Laclede Group, Inc.	122,600	6,367
		12,039
Independent Power and Renewable Electricity Producers - 0.6%
Dynegy, Inc. (a)	169,200	5,629
NextEra Energy Partners LP	59,700	2,529
		8,158
TOTAL UTILITIES		41,286
TOTAL COMMON STOCKS (Cost $1,184,791)		1,429,053
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 6/18/15 to 7/23/15 (e) (Cost $140)	$ 140	140
Money Market Funds - 4.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.15% (b)	29,177,477	$ 29,177
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	40,331,020	40,331
TOTAL MONEY MARKET FUNDS (Cost $69,508)		69,508
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $1,254,439)		1,498,701
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(40,036)
NET ASSETS - 100%		$ 1,458,665
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
26 ICE Russell 2000 Index Contracts (United States)	June 2015	$ 3,163	$ (92)

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $140,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 22
Fidelity Securities Lending Cash Central Fund	319
Total	$ 341
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 196,542	$ 196,542	$ -	$ -
Consumer Staples	41,257	30,309	10,948	-
Energy	57,159	57,159	-	-
Financials	330,166	318,215	11,951	-
Health Care	219,940	219,940	-	-
Industrials	192,788	177,811	14,977	-
Information Technology	267,782	267,782	-	-
Materials	68,983	68,983	-	-
Telecommunication Services	13,150	13,150	-	-
Utilities	41,286	41,286	-	-
U.S. Government and Government Agency Obligations	140	-	140	-
Money Market Funds	69,508	69,508	-	-
Total Investments in Securities:	$ 1,498,701	$ 1,460,685	$ 38,016	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (92)	$ (92)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 20,324
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amount in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (92)
Total Value of Derivatives	$ -	$ (92)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,177) - See accompanying schedule: Unaffiliated issuers (cost $1,184,931)	$ 1,429,193
Fidelity Central Funds (cost $69,508)	69,508
Total Investments (cost $1,254,439)		$ 1,498,701
Receivable for investments sold		1,608
Receivable for fund shares sold		730
Dividends receivable		389
Distributions receivable from Fidelity Central Funds		39
Prepaid expenses		1
Other receivables		519
Total assets		1,501,987

Liabilities
Payable to custodian bank	$ 421
Payable for investments purchased	862
Payable for fund shares redeemed	696
Accrued management fee	573
Distribution and service plan fees payable	8
Payable for daily variation margin for derivative instruments	63
Other affiliated payables	331
Other payables and accrued expenses	37
Collateral on securities loaned, at value	40,331
Total liabilities		43,322

Net Assets		$ 1,458,665
Net Assets consist of:
Paid in capital		$ 1,150,746
Undistributed net investment income		2,153
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		61,595
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		244,171
Net Assets		$ 1,458,665

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,339.6 ÷ 449.729 shares)	$ 25.21

Maximum offering price per share (100/94.25 of $25.21)	$ 26.75
Class T: Net Asset Value and redemption price per share ($3,061.5 ÷ 123.679 shares)	$ 24.75

Maximum offering price per share (100/96.50 of $24.75)	$ 25.65
Class B: Net Asset Value and offering price per share ($232.0 ÷ 9.639)A	$ 24.07

Class C: Net Asset Value and offering price per share ($4,599.6 ÷ 192.082 shares)A	$ 23.95

Stock Selector Small Cap: Net Asset Value, offering price and redemption price per share ($1,390,857.9 ÷ 54,315.203 shares)	$ 25.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,574.6 ÷ $1,892.665 shares)	$ 25.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 8,935
Income from Fidelity Central Funds		341
Total income		9,276

Expenses
Management fee Basic fee	$ 4,453
Performance adjustment	(1,237)
Transfer agent fees	1,707
Distribution and service plan fees	44
Accounting and security lending fees	239
Custodian fees and expenses	31
Independent trustees' compensation	3
Registration fees	74
Audit	28
Legal	3
Interest	1
Miscellaneous	4
Total expenses before reductions	5,350
Expense reductions	(67)	5,283
Net investment income (loss)		3,993
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	63,225
Foreign currency transactions	3
Futures contracts	1,860
Total net realized gain (loss)		65,088
Change in net unrealized appreciation (depreciation) on: Investment securities	39,335
Assets and liabilities in foreign currencies	4
Futures contracts	(929)
Total change in net unrealized appreciation (depreciation)		38,410
Net gain (loss)		103,498
Net increase (decrease) in net assets resulting from operations		$ 107,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,993	$ 4,913
Net realized gain (loss)	65,088	141,263
Change in net unrealized appreciation (depreciation)	38,410	(39,201)
Net increase (decrease) in net assets resulting from operations	107,491	106,975
Distributions to shareholders from net investment income	(5,082)	(589)
Distributions to shareholders from net realized gain	(126,261)	(75,700)
Total distributions	(131,343)	(76,289)
Share transactions - net increase (decrease)	8,054	(112,902)
Redemption fees	51	99
Total increase (decrease) in net assets	(15,747)	(82,117)

Net Assets
Beginning of period	1,474,412	1,556,529
End of period (including undistributed net investment income of $2,153 and undistributed net investment income of $3,242, respectively)	$ 1,458,665	$ 1,474,412

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.76	$ 25.32	$ 19.40	$ 17.87	$ 16.20	$ 12.53
Income from Investment Operations
Net investment income (loss) E	.04	.01	(.02)	(.02)	-I,L	(.01) J
Net realized and unrealized gain (loss)	1.71	1.68	5.98	1.55	1.73	3.68
Total from investment operations	1.75	1.69	5.96	1.53	1.73	3.67
Distributions from net investment income	(.03)	-L	(.04)	-	(.07)	-L
Distributions from net realized gain	(2.27)	(1.25)	(.01)	-	-	-
Total distributions	(2.30)	(1.25)	(.04)M	-	(.07)	-L
Redemption fees added to paid in capitalE	-L	-L	-L	-L	.01	-L
Net asset value, end of period	$ 25.21	$ 25.76	$ 25.32	$ 19.40	$ 17.87	$ 16.20
Total ReturnB, C, D	7.30%	6.83%	30.81%	8.56%	10.71%	29.32%
Ratios to Average Net Assets F, K
Expenses before reductions	.95%A	.99%	1.22%	1.37%	1.15%	1.00%
Expenses net of fee waivers, if any	.95%A	.99%	1.22%	1.37%	1.15%	1.00%
Expenses net of all reductions	.95%A	.99%	1.20%	1.36%	1.14%	.99%
Net investment income (loss)	.30%A	.06%	(.09)%	(.10)%	-% H,I	(.07)%J
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 10	$ 8	$ 4	$ 4	$ 3
Portfolio turnover rateG	46% A	73%	79%	61%	73%	138%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .01%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MTotal distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.30	$ 24.97	$ 19.15	$ 17.68	$ 16.07	$ 12.45
Income from Investment Operations
Net investment income (loss) E	-K	(.07)	(.08)	(.07)	(.05) H	(.05) I
Net realized and unrealized gain (loss)	1.69	1.65	5.90	1.54	1.70	3.67
Total from investment operations	1.69	1.58	5.82	1.47	1.65	3.62
Distributions from net investment income	-	-	-	-	(.05)	-
Distributions from net realized gain	(2.24)	(1.25)	-	-	-	-
Total distributions	(2.24)	(1.25)	-	-	(.05)	-
Redemption fees added to paid in capitalE	-K	-K	-K	-K	.01	-K
Net asset value, end of period	$ 24.75	$ 25.30	$ 24.97	$ 19.15	$ 17.68	$ 16.07
Total ReturnB, C, D	7.15%	6.46%	30.39%	8.31%	10.34%	29.08%
Ratios to Average Net Assets F, J
Expenses before reductions	1.30%A	1.32%	1.51%	1.64%	1.42%	1.27%
Expenses net of fee waivers, if any	1.30%A	1.32%	1.51%	1.64%	1.42%	1.27%
Expenses net of all reductions	1.29%A	1.31%	1.49%	1.63%	1.41%	1.26%
Net investment income (loss)	(.04)%A	(.27)%	(.38)%	(.37)%	(.27)%H	(.33)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,062	$ 2,668	$ 1,880	$ 1,073	$ 1,539	$ 723
Portfolio turnover rateG	46% A	73%	79%	61%	73%	138%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.48)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.55	$ 24.38	$ 18.79	$ 17.43	$ 15.87	$ 12.36
Income from Investment Operations
Net investment income (loss) E	(.06)	(.19)	(.19)	(.16)	(.14) H	(.12) I
Net realized and unrealized gain (loss)	1.65	1.61	5.78	1.52	1.69	3.63
Total from investment operations	1.59	1.42	5.59	1.36	1.55	3.51
Distributions from net realized gain	(2.07)	(1.25)	-	-	-	-
Redemption fees added to paid in capitalE	-K	-K	-K	-K	.01	-K
Net asset value, end of period	$ 24.07	$ 24.55	$ 24.38	$ 18.79	$ 17.43	$ 15.87
Total ReturnB, C, D	6.89%	5.94%	29.75%	7.80%	9.83%	28.40%
Ratios to Average Net Assets F, J
Expenses before reductions	1.79%A	1.81%	1.99%	2.12%	1.90%	1.76%
Expenses net of fee waivers, if any	1.79%A	1.81%	1.99%	2.12%	1.90%	1.76%
Expenses net of all reductions	1.78%A	1.80%	1.97%	2.11%	1.90%	1.75%
Net investment income (loss)	(.53)%A	(.76)%	(.86)%	(.85)%	(.76)%H	(.82)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 232	$ 273	$ 307	$ 225	$ 246	$ 220
Portfolio turnover rateG	46% A	73%	79%	61%	73%	138%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.49	$ 24.32	$ 18.73	$ 17.38	$ 15.82	$ 12.33
Income from Investment Operations
Net investment income (loss) E	(.06)	(.18)	(.19)	(.16)	(.14) H	(.12) I
Net realized and unrealized gain (loss)	1.64	1.60	5.78	1.51	1.69	3.61
Total from investment operations	1.58	1.42	5.59	1.35	1.55	3.49
Distributions from net realized gain	(2.12)	(1.25)	-	-	-	-
Redemption fees added to paid in capitalE	-K	-K	-K	-K	.01	-K
Net asset value, end of period	$ 23.95	$ 24.49	$ 24.32	$ 18.73	$ 17.38	$ 15.82
Total ReturnB, C, D	6.88%	5.95%	29.85%	7.77%	9.86%	28.30%
Ratios to Average Net Assets F, J
Expenses before reductions	1.78%A	1.79%	1.98%	2.12%	1.90%	1.75%
Expenses net of fee waivers, if any	1.78%A	1.79%	1.98%	2.12%	1.90%	1.75%
Expenses net of all reductions	1.77%A	1.79%	1.96%	2.11%	1.89%	1.74%
Net investment income (loss)	(.53)%A	(.74)%	(.85)%	(.85)%	(.76)%H	(.81)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,600	$ 3,946	$ 3,252	$ 1,504	$ 1,370	$ 820
Portfolio turnover rateG	46% A	73%	79%	61%	73%	138%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Small Cap

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.15	$ 25.64	$ 19.65	$ 18.05	$ 16.35	$ 12.61
Income from Investment Operations
Net investment income (loss) D	.07	.08	.04	.04	.05G	.03H
Net realized and unrealized gain (loss)	1.75	1.70	6.06	1.56	1.74	3.72
Total from investment operations	1.82	1.78	6.10	1.60	1.79	3.75
Distributions from net investment income	(.09)	(.01) I	(.10)	-	(.10)	(.01)
Distributions from net realized gain	(2.27)	(1.26) I	(.01)	-	-	-
Total distributions	(2.36)	(1.27)	(.11)	-	(.10)	(.01)
Redemption fees added to paid in capitalD	-K	-K	-K	-K	.01	-K
Net asset value, end of period	$ 25.61	$ 26.15	$ 25.64	$ 19.65	$ 18.05	$ 16.35
Total ReturnB, C	7.48%	7.08%	31.20%	8.86%	11.03%	29.75%
Ratios to Average Net Assets E, J
Expenses before reductions	.71%A	.73%	.94%	1.07%	.85%	.73%
Expenses net of fee waivers, if any	.71%A	.73%	.93%	1.07%	.85%	.73%
Expenses net of all reductions	.71%A	.72%	.91%	1.06%	.85%	.72%
Net investment income (loss)	.54%A	.32%	.20%	.20%	.29%G	.21%H
Supplemental Data
Net assets, end of period (in millions)	$ 1,390	$ 1,406	$ 1,487	$ 1,311	$ 1,698	$ 1,406
Portfolio turnover rateF	46% A	73%	79%	61%	73%	138%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%. IThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.21	$ 25.69	$ 19.72	$ 18.07	$ 16.39	$ 12.63
Income from Investment Operations
Net investment income (loss) D	.07	.09	.05	.04	.05G	.05H
Net realized and unrealized gain (loss)	1.75	1.70	6.06	1.61	1.74	3.72
Total from investment operations	1.82	1.79	6.11	1.65	1.79	3.77
Distributions from net investment income	(.10)	(.01) I	(.14)	-	(.12)	(.01)
Distributions from net realized gain	(2.27)	(1.26) I	(.01)	-	-	-
Total distributions	(2.37)	(1.27)	(.14)L	-	(.12)	(.01)
Redemption fees added to paid in capitalD	-K	-K	-K	-K	.01	-K
Net asset value, end of period	$ 25.66	$ 26.21	$ 25.69	$ 19.72	$ 18.07	$ 16.39
Total ReturnB, C	7.45%	7.11%	31.22%	9.13%	10.99%	29.89%
Ratios to Average Net Assets E, J
Expenses before reductions	.69%A	.70%	.91%	1.06%	.86%	.63%
Expenses net of fee waivers, if any	.69%A	.70%	.91%	1.06%	.86%	.63%
Expenses net of all reductions	.68%A	.70%	.89%	1.05%	.85%	.62%
Net investment income (loss)	.57%A	.35%	.22%	.21%	.29%G	.31%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,575	$ 50,998	$ 55,860	$ 39,592	$ 10,038	$ 680
Portfolio turnover rateF	46% A	73%	79%	61%	73%	138%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%. IThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LTotal distributions of $.14 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, futures transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 299,383,984
Gross unrealized depreciation	(57,145,009)
Net unrealized appreciation (depreciation) on securities	$ 242,238,975

Tax cost	$ 1,256,461,977

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,859,615 and a change in net unrealized appreciation (depreciation) of $(928,441) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $330,421,260 and $434,272,810, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on relative investment performance of Stock Selector Small Cap as compared to its benchmark index, the Russell 2000 Index, over the same

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 13,360	$ 1,347
Class T	.25%	.25%	7,186	55
Class B	.75%	.25%	1,323	995
Class C	.75%	.25%	21,643	4,824
			$ 43,512	$ 7,221

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,323
Class T	1,031
Class B*	2
Class C*	215
$ 4,571

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 11,793.22
Class T	4,502.31
Class B	396.30
Class C	6,481.30
Stock Selector Small Cap	1,632,191.23
Institutional Class	51,631.20
	$ 1,706,994

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $16,769 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,169,000.35%		$ 546

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,163 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $318,715, including $2,898 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $65,224 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Stock Selector Small Cap expenses during the period in the amount of $1,473.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 13,451	$ -
Stock Selector Small Cap	4,877,354	565,266
Institutional Class	191,336	23,516
Total	$ 5,082,141	$ 588,782
From net realized gain
Class A	$ 925,260	$ 395,776
Class T	240,040	94,672
Class B	22,346	15,675
Class C	342,866	175,368
Stock Selector Small Cap	120,343,245	72,289,831
Institutional Class	4,387,187	2,728,537
Total	$ 126,260,944	$ 75,699,859

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	56,442	151,097	$ 1,436,453	$ 3,885,351
Reinvestment of distributions	38,394	15,063	917,230	376,722
Shares redeemed	(49,721)	(72,929)	(1,228,799)	(1,870,272)
Net increase (decrease)	45,115	93,231	$ 1,124,884	$ 2,391,801
Class T
Shares sold	15,292	50,723	$ 378,597	$ 1,259,372
Reinvestment of distributions	10,219	3,842	240,040	94,672
Shares redeemed	(7,264)	(24,396)	(179,144)	(601,674)
Net increase (decrease)	18,247	30,169	$ 439,493	$ 752,370
Class B
Shares sold	182	209	$ 4,471	$ 5,142
Reinvestment of distributions	938	621	21,475	14,915
Shares redeemed	(2,604)	(2,288)	(62,892)	(56,084)
Net increase (decrease)	(1,484)	(1,458)	$ (36,946)	$ (36,027)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class C
Shares sold	39,498	66,721	$ 933,503	$ 1,636,250
Reinvestment of distributions	14,291	6,798	325,403	162,824
Shares redeemed	(22,853)	(46,119)	(543,166)	(1,123,096)
Net increase (decrease)	30,936	27,400	$ 715,740	$ 675,978
Stock Selector Small Cap
Shares sold	3,196,594	5,956,240	$ 81,209,594	$ 154,421,663
Reinvestment of distributions	5,053,667	2,813,764	122,500,899	71,272,644
Shares redeemed	(7,706,417)	(13,011,585)	(196,344,848)	(336,316,656)
Net increase (decrease)	543,844	(4,241,581)	$ 7,365,645	$ (110,622,349)
Institutional Class
Shares sold	174,707	263,174	$ 4,283,181	$ 6,854,902
Reinvestment of distributions	186,106	87,339	4,520,520	2,216,655
Shares redeemed	(413,716)	(579,641)	(10,358,707)	(15,132,928)
Net increase (decrease)	(52,903)	(229,128)	$ (1,555,006)	$ (6,061,371)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

ASCS-USAN-0615
1.843153.107
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Stock Selector Small Cap
Fund

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	.95%
Actual		$ 1,000.00	$ 1,073.00	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Class T	1.30%
Actual		$ 1,000.00	$ 1,071.50	$ 6.68
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.51
Class B	1.79%
Actual		$ 1,000.00	$ 1,068.90	$ 9.18
HypotheticalA		$ 1,000.00	$ 1,015.92	$ 8.95
Class C	1.78%
Actual		$ 1,000.00	$ 1,068.80	$ 9.13
HypotheticalA		$ 1,000.00	$ 1,015.97	$ 8.90
Stock Selector Small Cap	.71%
Actual		$ 1,000.00	$ 1,074.80	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Institutional Class	.69%
Actual		$ 1,000.00	$ 1,074.50	$ 3.55
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of the Ozarks, Inc.	1.3	1.1
Huntington Bancshares, Inc.	1.2	1.1
Global Payments, Inc.	1.2	1.1
PacWest Bancorp	1.2	1.3
Associated Banc-Corp.	1.2	1.1
Waddell & Reed Financial, Inc. Class A	1.2	1.0
Home Properties, Inc.	1.1	0.9
Qorvo, Inc.	1.0	0.6
Banner Bank	1.0	1.1
Maximus, Inc.	1.0	1.1
	11.4
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.7	23.1
Information Technology	18.4	19.1
Health Care	15.1	13.9
Consumer Discretionary	13.5	12.3
Industrials	13.2	12.5
Asset Allocation (% of fund's net assets)
As of April 30, 2015 *		As of October 31, 2014 **
	Stocks and Equity Futures 98.2%		Stocks and Equity Futures 97.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 2.4%
* Foreign investments	8.2%	** Foreign investments	7.1%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 2.0%
Cooper Tire & Rubber Co.	168,620	$ 7,165
Standard Motor Products, Inc.	119,202	4,506
Tenneco, Inc. (a)	226,184	13,220
Visteon Corp. (a)	46,100	4,675
		29,566
Diversified Consumer Services - 0.7%
Service Corp. International	344,500	9,536
Hotels, Restaurants & Leisure - 2.5%
Bloomin' Brands, Inc.	354,084	8,024
Brinker International, Inc.	132,400	7,331
Buffalo Wild Wings, Inc. (a)	49,000	7,806
Domino's Pizza, Inc.	39,900	4,303
Texas Roadhouse, Inc. Class A	258,957	8,701
		36,165
Household Durables - 1.0%
Ethan Allen Interiors, Inc.	282,679	6,846
Jarden Corp. (a)	161,477	8,264
		15,110
Leisure Products - 0.7%
Brunswick Corp.	208,400	10,428
Media - 1.3%
MDC Partners, Inc. Class A (sub. vtg.)	390,700	8,181
Nexstar Broadcasting Group, Inc. Class A	178,335	10,425
		18,606
Multiline Retail - 0.6%
Dillard's, Inc. Class A	62,756	8,258
Specialty Retail - 2.3%
Chico's FAS, Inc.	339,527	5,724
Genesco, Inc. (a)	104,875	7,089
GNC Holdings, Inc.	189,900	8,175
Murphy U.S.A., Inc. (a)	99,900	6,526
Zumiez, Inc. (a)	200,555	6,360
		33,874
Textiles, Apparel & Luxury Goods - 2.4%
Deckers Outdoor Corp. (a)	96,600	7,148
Fossil Group, Inc. (a)	84,300	7,080
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
G-III Apparel Group Ltd. (a)	99,905	$ 11,107
Steven Madden Ltd. (a)	247,659	9,664
		34,999
TOTAL CONSUMER DISCRETIONARY		196,542
CONSUMER STAPLES - 2.8%
Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	22,780	2,574
Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	91,850	7,548
Food Products - 1.4%
Aryzta AG	57,880	3,906
Greencore Group PLC	1,297,700	7,042
Ingredion, Inc.	46,200	3,668
J&J Snack Foods Corp.	58,750	6,129
		20,745
Personal Products - 0.7%
Coty, Inc. Class A	184,600	4,414
Inter Parfums, Inc.	198,000	5,976
		10,390
TOTAL CONSUMER STAPLES		41,257
ENERGY - 3.9%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc.	114,774	3,831
Bristow Group, Inc.	126,800	7,878
Total Energy Services, Inc.	338,400	4,319
		16,028
Oil, Gas & Consumable Fuels - 2.8%
Boardwalk Pipeline Partners, LP	293,346	5,136
Diamondback Energy, Inc. (a)	121,800	10,057
Newfield Exploration Co. (a)	235,490	9,241
Stone Energy Corp. (a)	427,467	7,297
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TC Pipelines LP	39,215	$ 2,670
Western Refining, Inc.	152,788	6,730
		41,131
TOTAL ENERGY		57,159
FINANCIALS - 22.7%
Banks - 9.3%
Associated Banc-Corp.	897,423	16,881
BancFirst Corp.	123,783	7,145
Bank of the Ozarks, Inc.	510,036	19,774
Banner Bank	327,029	14,788
BBCN Bancorp, Inc.	826,586	11,729
City National Corp.	72,266	6,735
Huntington Bancshares, Inc.	1,661,100	18,040
Investors Bancorp, Inc.	942,700	11,162
MB Financial, Inc.	440,400	13,269
PacWest Bancorp	377,275	17,015
		136,538
Capital Markets - 3.5%
AURELIUS AG	249,242	11,951
OM Asset Management Ltd.	612,389	11,856
Raymond James Financial, Inc.	180,700	10,215
Waddell & Reed Financial, Inc. Class A	334,559	16,500
		50,522
Insurance - 3.0%
Allied World Assurance Co.	337,887	13,901
Aspen Insurance Holdings Ltd.	210,010	9,814
Primerica, Inc.	237,169	10,962
StanCorp Financial Group, Inc.	121,523	8,759
		43,436
Real Estate Investment Trusts - 6.0%
Cousins Properties, Inc.	1,216,180	11,846
Equity Lifestyle Properties, Inc.	214,600	11,335
Home Properties, Inc.	211,275	15,541
Kite Realty Group Trust	375,526	9,839
Mid-America Apartment Communities, Inc.	188,200	14,042
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
National Retail Properties, Inc. (d)	312,959	$ 12,018
Ramco-Gershenson Properties Trust (SBI)	708,650	12,387
		87,008
Thrifts & Mortgage Finance - 0.9%
WSFS Financial Corp.	177,914	12,662
TOTAL FINANCIALS		330,166
HEALTH CARE - 15.1%
Biotechnology - 9.4%
ACADIA Pharmaceuticals, Inc. (a)	209,752	7,167
Agios Pharmaceuticals, Inc. (a)(d)	62,520	5,773
Anacor Pharmaceuticals, Inc. (a)	74,900	3,946
BioCryst Pharmaceuticals, Inc. (a)(d)	463,650	4,307
BioMarin Pharmaceutical, Inc. (a)	39,856	4,466
bluebird bio, Inc. (a)	86,900	11,574
Celldex Therapeutics, Inc. (a)	231,451	5,555
Cellectis SA sponsored ADR	87,078	2,865
Chimerix, Inc. (a)	153,060	5,204
Curis, Inc. (a)	1,348,798	3,466
Dyax Corp. (a)	304,685	7,285
Genocea Biosciences, Inc. (a)(d)	105,508	1,080
Insmed, Inc. (a)	348,772	6,989
Intercept Pharmaceuticals, Inc. (a)	22,803	5,765
Isis Pharmaceuticals, Inc. (a)	179,028	10,154
La Jolla Pharmaceutical Co. (a)(d)	123,700	2,352
Mirati Therapeutics, Inc. (a)(d)	201,406	5,597
Neurocrine Biosciences, Inc. (a)	215,060	7,331
Novavax, Inc. (a)	826,938	6,392
Otonomy, Inc.	127,800	3,353
Puma Biotechnology, Inc. (a)	40,900	7,386
Spark Therapeutics, Inc.	46,600	2,669
Synageva BioPharma Corp. (a)	56,500	5,196
TESARO, Inc. (a)	108,200	5,894
Ultragenyx Pharmaceutical, Inc. (a)	85,500	4,825
		136,591
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc.	71,682	4,588
Integra LifeSciences Holdings Corp. (a)	84,806	4,985
NxStage Medical, Inc. (a)	251,400	4,608
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Sirona Dental Systems, Inc. (a)	58,600	$ 5,435
Steris Corp.	103,803	6,903
Teleflex, Inc.	49,300	6,062
		32,581
Health Care Providers & Services - 1.8%
Omnicare, Inc.	77,700	6,836
Surgical Care Affiliates, Inc. (a)	225,964	8,519
Team Health Holdings, Inc. (a)	145,000	8,638
Wellcare Health Plans, Inc. (a)	27,100	2,098
		26,091
Life Sciences Tools & Services - 0.7%
Bruker Corp. (a)	315,934	5,990
Fluidigm Corp. (a)	125,273	4,693
		10,683
Pharmaceuticals - 1.0%
Prestige Brands Holdings, Inc. (a)	142,046	5,575
Theravance, Inc. (d)	300,451	4,882
ZS Pharma, Inc.	92,900	3,537
		13,994
TOTAL HEALTH CARE		219,940
INDUSTRIALS - 13.2%
Aerospace & Defense - 1.5%
Moog, Inc. Class A (a)	111,705	7,806
Teledyne Technologies, Inc. (a)	128,257	13,463
		21,269
Air Freight & Logistics - 0.8%
Hub Group, Inc. Class A (a)	284,320	11,344
Airlines - 0.9%
JetBlue Airways Corp. (a)(d)	654,200	13,431
Commercial Services & Supplies - 1.1%
Deluxe Corp.	135,500	8,774
West Corp.	260,400	8,059
		16,833
Construction & Engineering - 0.7%
EMCOR Group, Inc.	244,100	10,894
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.5%
OSRAM Licht AG	135,542	$ 7,141
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	91,200	8,801
Machinery - 3.5%
Allison Transmission Holdings, Inc.	279,120	8,563
Kornit Digital Ltd. (a)	368,800	5,495
KUKA AG (d)	110,300	7,836
Navistar International Corp. (a)(d)	185,025	5,543
TriMas Corp. (a)	294,995	8,310
Valmont Industries, Inc.	68,600	8,645
Wabtec Corp.	74,116	6,971
		51,363
Professional Services - 1.8%
Dun & Bradstreet Corp.	74,294	9,485
Huron Consulting Group, Inc. (a)	112,251	6,805
Stantec, Inc.	362,900	9,803
		26,093
Trading Companies & Distributors - 1.8%
Kaman Corp.	186,000	7,758
Titan Machinery, Inc. (a)(d)	469,561	6,879
Watsco, Inc.	91,300	10,982
		25,619
TOTAL INDUSTRIALS		192,788
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 2.2%
F5 Networks, Inc. (a)	69,900	8,529
Finisar Corp. (a)	400,700	8,146
Ixia (a)	698,931	8,373
Radware Ltd. (a)	278,042	6,581
		31,629
Electronic Equipment & Components - 1.3%
CDW Corp.	289,200	11,082
Trimble Navigation Ltd. (a)	303,600	7,721
		18,803
Internet Software & Services - 3.3%
Bankrate, Inc. (a)	687,665	8,527
EarthLink Holdings Corp.	461,486	2,183
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
NIC, Inc.	323,849	$ 5,505
Pandora Media, Inc. (a)	236,500	4,219
Rackspace Hosting, Inc. (a)	164,583	8,871
SciQuest, Inc. (a)	183,105	2,814
Stamps.com, Inc. (a)	94,096	5,824
Web.com Group, Inc. (a)	304,595	5,595
Zillow Group, Inc. (a)(d)	40,700	3,974
		47,512
IT Services - 3.9%
Datalink Corp. (a)	442,760	5,118
ExlService Holdings, Inc. (a)	311,838	10,737
Global Payments, Inc.	171,200	17,168
Maximus, Inc.	222,500	14,242
WEX, Inc. (a)	81,500	9,186
		56,451
Semiconductors & Semiconductor Equipment - 2.5%
Intersil Corp. Class A	430,900	5,753
Monolithic Power Systems, Inc.	159,130	8,248
PMC-Sierra, Inc. (a)	445,000	3,751
Qorvo, Inc. (a)	226,450	14,925
Semtech Corp. (a)	160,800	3,745
		36,422
Software - 3.4%
BroadSoft, Inc. (a)	176,391	5,581
CommVault Systems, Inc. (a)	156,523	7,161
Interactive Intelligence Group, Inc. (a)	104,200	4,583
Parametric Technology Corp. (a)	253,274	9,711
Pegasystems, Inc.	157,000	3,382
Rovi Corp. (a)	216,041	3,999
Synchronoss Technologies, Inc. (a)	246,686	11,318
Tangoe, Inc. (a)	325,600	4,454
		50,189
Technology Hardware, Storage & Peripherals - 1.8%
Electronics for Imaging, Inc. (a)	174,575	7,285
Nimble Storage, Inc. (a)	202,100	4,943
Quantum Corp. (a)	3,067,141	6,165
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Silicon Graphics International Corp. (a)(d)	666,557	$ 5,406
Super Micro Computer, Inc. (a)	103,488	2,977
		26,776
TOTAL INFORMATION TECHNOLOGY		267,782
MATERIALS - 4.7%
Chemicals - 2.8%
Axiall Corp.	214,154	8,737
PolyOne Corp.	272,199	10,629
Sensient Technologies Corp.	123,100	8,046
Tronox Ltd. Class A	643,464	13,481
		40,893
Containers & Packaging - 1.1%
Avery Dennison Corp.	80,000	4,447
Berry Plastics Group, Inc. (a)	323,640	11,075
		15,522
Metals & Mining - 0.8%
Coeur d'Alene Mines Corp. (a)(d)	295,100	1,540
Compass Minerals International, Inc.	101,200	8,939
Steel Dynamics, Inc.	94,400	2,089
		12,568
TOTAL MATERIALS		68,983
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
8x8, Inc. (a)	145,601	1,271
Cogent Communications Group, Inc.	94,000	3,289
FairPoint Communications, Inc. (a)	38,300	755
Lumos Networks Corp.	37,100	525
Towerstream Corp. (a)(d)	2,829,372	5,659
		11,499
Wireless Telecommunication Services - 0.1%
RingCentral, Inc. (a)	95,800	1,651
TOTAL TELECOMMUNICATION SERVICES		13,150
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.8%
Electric Utilities - 1.4%
El Paso Electric Co.	129,520	$ 4,819
Great Plains Energy, Inc.	159,520	4,176
IDACORP, Inc.	94,000	5,671
Portland General Electric Co. (d)	182,668	6,423
		21,089
Gas Utilities - 0.8%
Atmos Energy Corp.	105,038	5,672
Laclede Group, Inc.	122,600	6,367
		12,039
Independent Power and Renewable Electricity Producers - 0.6%
Dynegy, Inc. (a)	169,200	5,629
NextEra Energy Partners LP	59,700	2,529
		8,158
TOTAL UTILITIES		41,286
TOTAL COMMON STOCKS (Cost $1,184,791)		1,429,053
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 6/18/15 to 7/23/15 (e) (Cost $140)	$ 140	140
Money Market Funds - 4.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.15% (b)	29,177,477	$ 29,177
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	40,331,020	40,331
TOTAL MONEY MARKET FUNDS (Cost $69,508)		69,508
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $1,254,439)		1,498,701
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(40,036)
NET ASSETS - 100%		$ 1,458,665
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
26 ICE Russell 2000 Index Contracts (United States)	June 2015	$ 3,163	$ (92)

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $140,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 22
Fidelity Securities Lending Cash Central Fund	319
Total	$ 341
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 196,542	$ 196,542	$ -	$ -
Consumer Staples	41,257	30,309	10,948	-
Energy	57,159	57,159	-	-
Financials	330,166	318,215	11,951	-
Health Care	219,940	219,940	-	-
Industrials	192,788	177,811	14,977	-
Information Technology	267,782	267,782	-	-
Materials	68,983	68,983	-	-
Telecommunication Services	13,150	13,150	-	-
Utilities	41,286	41,286	-	-
U.S. Government and Government Agency Obligations	140	-	140	-
Money Market Funds	69,508	69,508	-	-
Total Investments in Securities:	$ 1,498,701	$ 1,460,685	$ 38,016	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (92)	$ (92)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 20,324
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amount in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (92)
Total Value of Derivatives	$ -	$ (92)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,177) - See accompanying schedule: Unaffiliated issuers (cost $1,184,931)	$ 1,429,193
Fidelity Central Funds (cost $69,508)	69,508
Total Investments (cost $1,254,439)		$ 1,498,701
Receivable for investments sold		1,608
Receivable for fund shares sold		730
Dividends receivable		389
Distributions receivable from Fidelity Central Funds		39
Prepaid expenses		1
Other receivables		519
Total assets		1,501,987

Liabilities
Payable to custodian bank	$ 421
Payable for investments purchased	862
Payable for fund shares redeemed	696
Accrued management fee	573
Distribution and service plan fees payable	8
Payable for daily variation margin for derivative instruments	63
Other affiliated payables	331
Other payables and accrued expenses	37
Collateral on securities loaned, at value	40,331
Total liabilities		43,322

Net Assets		$ 1,458,665
Net Assets consist of:
Paid in capital		$ 1,150,746
Undistributed net investment income		2,153
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		61,595
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		244,171
Net Assets		$ 1,458,665

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,339.6 ÷ 449.729 shares)	$ 25.21

Maximum offering price per share (100/94.25 of $25.21)	$ 26.75
Class T: Net Asset Value and redemption price per share ($3,061.5 ÷ 123.679 shares)	$ 24.75

Maximum offering price per share (100/96.50 of $24.75)	$ 25.65
Class B: Net Asset Value and offering price per share ($232.0 ÷ 9.639)A	$ 24.07

Class C: Net Asset Value and offering price per share ($4,599.6 ÷ 192.082 shares)A	$ 23.95

Stock Selector Small Cap: Net Asset Value, offering price and redemption price per share ($1,390,857.9 ÷ 54,315.203 shares)	$ 25.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,574.6 ÷ $1,892.665 shares)	$ 25.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 8,935
Income from Fidelity Central Funds		341
Total income		9,276

Expenses
Management fee Basic fee	$ 4,453
Performance adjustment	(1,237)
Transfer agent fees	1,707
Distribution and service plan fees	44
Accounting and security lending fees	239
Custodian fees and expenses	31
Independent trustees' compensation	3
Registration fees	74
Audit	28
Legal	3
Interest	1
Miscellaneous	4
Total expenses before reductions	5,350
Expense reductions	(67)	5,283
Net investment income (loss)		3,993
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	63,225
Foreign currency transactions	3
Futures contracts	1,860
Total net realized gain (loss)		65,088
Change in net unrealized appreciation (depreciation) on: Investment securities	39,335
Assets and liabilities in foreign currencies	4
Futures contracts	(929)
Total change in net unrealized appreciation (depreciation)		38,410
Net gain (loss)		103,498
Net increase (decrease) in net assets resulting from operations		$ 107,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,993	$ 4,913
Net realized gain (loss)	65,088	141,263
Change in net unrealized appreciation (depreciation)	38,410	(39,201)
Net increase (decrease) in net assets resulting from operations	107,491	106,975
Distributions to shareholders from net investment income	(5,082)	(589)
Distributions to shareholders from net realized gain	(126,261)	(75,700)
Total distributions	(131,343)	(76,289)
Share transactions - net increase (decrease)	8,054	(112,902)
Redemption fees	51	99
Total increase (decrease) in net assets	(15,747)	(82,117)

Net Assets
Beginning of period	1,474,412	1,556,529
End of period (including undistributed net investment income of $2,153 and undistributed net investment income of $3,242, respectively)	$ 1,458,665	$ 1,474,412

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.76	$ 25.32	$ 19.40	$ 17.87	$ 16.20	$ 12.53
Income from Investment Operations
Net investment income (loss) E	.04	.01	(.02)	(.02)	-I,L	(.01) J
Net realized and unrealized gain (loss)	1.71	1.68	5.98	1.55	1.73	3.68
Total from investment operations	1.75	1.69	5.96	1.53	1.73	3.67
Distributions from net investment income	(.03)	-L	(.04)	-	(.07)	-L
Distributions from net realized gain	(2.27)	(1.25)	(.01)	-	-	-
Total distributions	(2.30)	(1.25)	(.04)M	-	(.07)	-L
Redemption fees added to paid in capitalE	-L	-L	-L	-L	.01	-L
Net asset value, end of period	$ 25.21	$ 25.76	$ 25.32	$ 19.40	$ 17.87	$ 16.20
Total ReturnB, C, D	7.30%	6.83%	30.81%	8.56%	10.71%	29.32%
Ratios to Average Net Assets F, K
Expenses before reductions	.95%A	.99%	1.22%	1.37%	1.15%	1.00%
Expenses net of fee waivers, if any	.95%A	.99%	1.22%	1.37%	1.15%	1.00%
Expenses net of all reductions	.95%A	.99%	1.20%	1.36%	1.14%	.99%
Net investment income (loss)	.30%A	.06%	(.09)%	(.10)%	-% H,I	(.07)%J
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 10	$ 8	$ 4	$ 4	$ 3
Portfolio turnover rateG	46% A	73%	79%	61%	73%	138%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .01%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MTotal distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.30	$ 24.97	$ 19.15	$ 17.68	$ 16.07	$ 12.45
Income from Investment Operations
Net investment income (loss) E	-K	(.07)	(.08)	(.07)	(.05) H	(.05) I
Net realized and unrealized gain (loss)	1.69	1.65	5.90	1.54	1.70	3.67
Total from investment operations	1.69	1.58	5.82	1.47	1.65	3.62
Distributions from net investment income	-	-	-	-	(.05)	-
Distributions from net realized gain	(2.24)	(1.25)	-	-	-	-
Total distributions	(2.24)	(1.25)	-	-	(.05)	-
Redemption fees added to paid in capitalE	-K	-K	-K	-K	.01	-K
Net asset value, end of period	$ 24.75	$ 25.30	$ 24.97	$ 19.15	$ 17.68	$ 16.07
Total ReturnB, C, D	7.15%	6.46%	30.39%	8.31%	10.34%	29.08%
Ratios to Average Net Assets F, J
Expenses before reductions	1.30%A	1.32%	1.51%	1.64%	1.42%	1.27%
Expenses net of fee waivers, if any	1.30%A	1.32%	1.51%	1.64%	1.42%	1.27%
Expenses net of all reductions	1.29%A	1.31%	1.49%	1.63%	1.41%	1.26%
Net investment income (loss)	(.04)%A	(.27)%	(.38)%	(.37)%	(.27)%H	(.33)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,062	$ 2,668	$ 1,880	$ 1,073	$ 1,539	$ 723
Portfolio turnover rateG	46% A	73%	79%	61%	73%	138%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.48)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.55	$ 24.38	$ 18.79	$ 17.43	$ 15.87	$ 12.36
Income from Investment Operations
Net investment income (loss) E	(.06)	(.19)	(.19)	(.16)	(.14) H	(.12) I
Net realized and unrealized gain (loss)	1.65	1.61	5.78	1.52	1.69	3.63
Total from investment operations	1.59	1.42	5.59	1.36	1.55	3.51
Distributions from net realized gain	(2.07)	(1.25)	-	-	-	-
Redemption fees added to paid in capitalE	-K	-K	-K	-K	.01	-K
Net asset value, end of period	$ 24.07	$ 24.55	$ 24.38	$ 18.79	$ 17.43	$ 15.87
Total ReturnB, C, D	6.89%	5.94%	29.75%	7.80%	9.83%	28.40%
Ratios to Average Net Assets F, J
Expenses before reductions	1.79%A	1.81%	1.99%	2.12%	1.90%	1.76%
Expenses net of fee waivers, if any	1.79%A	1.81%	1.99%	2.12%	1.90%	1.76%
Expenses net of all reductions	1.78%A	1.80%	1.97%	2.11%	1.90%	1.75%
Net investment income (loss)	(.53)%A	(.76)%	(.86)%	(.85)%	(.76)%H	(.82)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 232	$ 273	$ 307	$ 225	$ 246	$ 220
Portfolio turnover rateG	46% A	73%	79%	61%	73%	138%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.49	$ 24.32	$ 18.73	$ 17.38	$ 15.82	$ 12.33
Income from Investment Operations
Net investment income (loss) E	(.06)	(.18)	(.19)	(.16)	(.14) H	(.12) I
Net realized and unrealized gain (loss)	1.64	1.60	5.78	1.51	1.69	3.61
Total from investment operations	1.58	1.42	5.59	1.35	1.55	3.49
Distributions from net realized gain	(2.12)	(1.25)	-	-	-	-
Redemption fees added to paid in capitalE	-K	-K	-K	-K	.01	-K
Net asset value, end of period	$ 23.95	$ 24.49	$ 24.32	$ 18.73	$ 17.38	$ 15.82
Total ReturnB, C, D	6.88%	5.95%	29.85%	7.77%	9.86%	28.30%
Ratios to Average Net Assets F, J
Expenses before reductions	1.78%A	1.79%	1.98%	2.12%	1.90%	1.75%
Expenses net of fee waivers, if any	1.78%A	1.79%	1.98%	2.12%	1.90%	1.75%
Expenses net of all reductions	1.77%A	1.79%	1.96%	2.11%	1.89%	1.74%
Net investment income (loss)	(.53)%A	(.74)%	(.85)%	(.85)%	(.76)%H	(.81)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,600	$ 3,946	$ 3,252	$ 1,504	$ 1,370	$ 820
Portfolio turnover rateG	46% A	73%	79%	61%	73%	138%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Small Cap

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.15	$ 25.64	$ 19.65	$ 18.05	$ 16.35	$ 12.61
Income from Investment Operations
Net investment income (loss) D	.07	.08	.04	.04	.05G	.03H
Net realized and unrealized gain (loss)	1.75	1.70	6.06	1.56	1.74	3.72
Total from investment operations	1.82	1.78	6.10	1.60	1.79	3.75
Distributions from net investment income	(.09)	(.01) I	(.10)	-	(.10)	(.01)
Distributions from net realized gain	(2.27)	(1.26) I	(.01)	-	-	-
Total distributions	(2.36)	(1.27)	(.11)	-	(.10)	(.01)
Redemption fees added to paid in capitalD	-K	-K	-K	-K	.01	-K
Net asset value, end of period	$ 25.61	$ 26.15	$ 25.64	$ 19.65	$ 18.05	$ 16.35
Total ReturnB, C	7.48%	7.08%	31.20%	8.86%	11.03%	29.75%
Ratios to Average Net Assets E, J
Expenses before reductions	.71%A	.73%	.94%	1.07%	.85%	.73%
Expenses net of fee waivers, if any	.71%A	.73%	.93%	1.07%	.85%	.73%
Expenses net of all reductions	.71%A	.72%	.91%	1.06%	.85%	.72%
Net investment income (loss)	.54%A	.32%	.20%	.20%	.29%G	.21%H
Supplemental Data
Net assets, end of period (in millions)	$ 1,390	$ 1,406	$ 1,487	$ 1,311	$ 1,698	$ 1,406
Portfolio turnover rateF	46% A	73%	79%	61%	73%	138%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%. IThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.21	$ 25.69	$ 19.72	$ 18.07	$ 16.39	$ 12.63
Income from Investment Operations
Net investment income (loss) D	.07	.09	.05	.04	.05G	.05H
Net realized and unrealized gain (loss)	1.75	1.70	6.06	1.61	1.74	3.72
Total from investment operations	1.82	1.79	6.11	1.65	1.79	3.77
Distributions from net investment income	(.10)	(.01) I	(.14)	-	(.12)	(.01)
Distributions from net realized gain	(2.27)	(1.26) I	(.01)	-	-	-
Total distributions	(2.37)	(1.27)	(.14)L	-	(.12)	(.01)
Redemption fees added to paid in capitalD	-K	-K	-K	-K	.01	-K
Net asset value, end of period	$ 25.66	$ 26.21	$ 25.69	$ 19.72	$ 18.07	$ 16.39
Total ReturnB, C	7.45%	7.11%	31.22%	9.13%	10.99%	29.89%
Ratios to Average Net Assets E, J
Expenses before reductions	.69%A	.70%	.91%	1.06%	.86%	.63%
Expenses net of fee waivers, if any	.69%A	.70%	.91%	1.06%	.86%	.63%
Expenses net of all reductions	.68%A	.70%	.89%	1.05%	.85%	.62%
Net investment income (loss)	.57%A	.35%	.22%	.21%	.29%G	.31%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,575	$ 50,998	$ 55,860	$ 39,592	$ 10,038	$ 680
Portfolio turnover rateF	46% A	73%	79%	61%	73%	138%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%. IThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LTotal distributions of $.14 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, futures transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 299,383,984
Gross unrealized depreciation	(57,145,009)
Net unrealized appreciation (depreciation) on securities	$ 242,238,975

Tax cost	$ 1,256,461,977

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,859,615 and a change in net unrealized appreciation (depreciation) of $(928,441) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $330,421,260 and $434,272,810, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on relative investment performance of Stock Selector Small Cap as compared to its benchmark index, the Russell 2000 Index, over the same

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 13,360	$ 1,347
Class T	.25%	.25%	7,186	55
Class B	.75%	.25%	1,323	995
Class C	.75%	.25%	21,643	4,824
			$ 43,512	$ 7,221

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,323
Class T	1,031
Class B*	2
Class C*	215
$ 4,571

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 11,793.22
Class T	4,502.31
Class B	396.30
Class C	6,481.30
Stock Selector Small Cap	1,632,191.23
Institutional Class	51,631.20
	$ 1,706,994

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $16,769 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,169,000.35%		$ 546

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,163 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $318,715, including $2,898 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $65,224 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Stock Selector Small Cap expenses during the period in the amount of $1,473.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 13,451	$ -
Stock Selector Small Cap	4,877,354	565,266
Institutional Class	191,336	23,516
Total	$ 5,082,141	$ 588,782
From net realized gain
Class A	$ 925,260	$ 395,776
Class T	240,040	94,672
Class B	22,346	15,675
Class C	342,866	175,368
Stock Selector Small Cap	120,343,245	72,289,831
Institutional Class	4,387,187	2,728,537
Total	$ 126,260,944	$ 75,699,859

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	56,442	151,097	$ 1,436,453	$ 3,885,351
Reinvestment of distributions	38,394	15,063	917,230	376,722
Shares redeemed	(49,721)	(72,929)	(1,228,799)	(1,870,272)
Net increase (decrease)	45,115	93,231	$ 1,124,884	$ 2,391,801
Class T
Shares sold	15,292	50,723	$ 378,597	$ 1,259,372
Reinvestment of distributions	10,219	3,842	240,040	94,672
Shares redeemed	(7,264)	(24,396)	(179,144)	(601,674)
Net increase (decrease)	18,247	30,169	$ 439,493	$ 752,370
Class B
Shares sold	182	209	$ 4,471	$ 5,142
Reinvestment of distributions	938	621	21,475	14,915
Shares redeemed	(2,604)	(2,288)	(62,892)	(56,084)
Net increase (decrease)	(1,484)	(1,458)	$ (36,946)	$ (36,027)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class C
Shares sold	39,498	66,721	$ 933,503	$ 1,636,250
Reinvestment of distributions	14,291	6,798	325,403	162,824
Shares redeemed	(22,853)	(46,119)	(543,166)	(1,123,096)
Net increase (decrease)	30,936	27,400	$ 715,740	$ 675,978
Stock Selector Small Cap
Shares sold	3,196,594	5,956,240	$ 81,209,594	$ 154,421,663
Reinvestment of distributions	5,053,667	2,813,764	122,500,899	71,272,644
Shares redeemed	(7,706,417)	(13,011,585)	(196,344,848)	(336,316,656)
Net increase (decrease)	543,844	(4,241,581)	$ 7,365,645	$ (110,622,349)
Institutional Class
Shares sold	174,707	263,174	$ 4,283,181	$ 6,854,902
Reinvestment of distributions	186,106	87,339	4,520,520	2,216,655
Shares redeemed	(413,716)	(579,641)	(10,358,707)	(15,132,928)
Net increase (decrease)	(52,903)	(229,128)	$ (1,555,006)	$ (6,061,371)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SCS-USAN-0615
1.784915.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Value

Fund -
Class K

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Value	.77%
Actual		$ 1,000.00	$ 1,059.70	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class K	.66%
Actual		$ 1,000.00	$ 1,060.30	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	1.5	1.7
Edison International	1.4	1.5
NiSource, Inc.	1.4	1.3
PPL Corp.	1.3	1.3
Broadcom Corp. Class A	1.2	1.2
AECOM Technology Corp.	1.2	1.4
Capital One Financial Corp.	1.1	0.8
Jazz Pharmaceuticals PLC	1.0	0.9
Rock-Tenn Co. Class A	1.0	0.7
QUALCOMM, Inc.	1.0	0.3
	12.1
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.6	28.9
Consumer Discretionary	12.1	12.0
Information Technology	12.1	12.7
Industrials	11.6	10.0
Utilities	9.5	9.8
Asset Allocation (% of fund's net assets)
As of April 30, 2015*		As of October 31, 2014**
	Stocks 97.9%		Stocks and Equity Futures 97.9%
	Bonds 0.1%		Bonds 0.1%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.9%
* Foreign investments	18.5%	** Foreign investments	19.1%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 2.1%
Delphi Automotive PLC	347,200	$ 28,818
Tenneco, Inc. (a)	435,500	25,455
The Goodyear Tire & Rubber Co.	2,373,800	67,333
Visteon Corp. (a)	831,610	84,325
		205,931
Automobiles - 0.3%
Harley-Davidson, Inc.	577,800	32,478
Diversified Consumer Services - 1.4%
H&R Block, Inc.	1,015,659	30,714
Houghton Mifflin Harcourt Co. (a)	3,920,006	89,611
Service Corp. International	650,727	18,012
		138,337
Hotels, Restaurants & Leisure - 0.3%
DineEquity, Inc.	259,000	24,975
Wyndham Worldwide Corp.	48,100	4,108
		29,083
Household Durables - 2.1%
Helen of Troy Ltd. (a)	319,697	28,009
Jarden Corp. (a)	1,157,450	59,238
KB Home (e)	2,283,072	33,082
Qingdao Haier Co. Ltd.	3,510,372	15,342
Whirlpool Corp.	361,800	63,532
		199,203
Leisure Products - 1.0%
Mattel, Inc.	1,542,900	43,448
Vista Outdoor, Inc. (a)	1,230,600	53,851
		97,299
Media - 1.9%
Liberty Broadband Corp. Class C (a)	543,171	29,472
Live Nation Entertainment, Inc. (a)	3,383,582	84,793
Omnicom Group, Inc.	450,400	34,122
Sinclair Broadcast Group, Inc. Class A (e)	815,856	24,998
Starz Series A (a)	288,787	11,358
		184,743
Multiline Retail - 0.6%
Kohl's Corp.	788,517	56,497
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	205,120	29,332
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoZone, Inc. (a)	53,300	$ 35,853
Chico's FAS, Inc.	2,131,557	35,938
GameStop Corp. Class A	740,600	28,543
The Men's Wearhouse, Inc.	570,219	32,269
		161,935
Textiles, Apparel & Luxury Goods - 0.7%
Fossil Group, Inc. (a)	316,200	26,554
Gildan Activewear, Inc.	861,800	27,315
Japan Tobacco, Inc.	506,400	17,684
		71,553
TOTAL CONSUMER DISCRETIONARY		1,177,059
CONSUMER STAPLES - 3.0%
Beverages - 0.8%
C&C Group PLC	5,323,879	21,573
Coca-Cola Enterprises, Inc.	176,200	7,825
Cott Corp.	3,675,411	32,013
Molson Coors Brewing Co. Class B	297,286	21,853
		83,264
Food Products - 1.6%
Bunge Ltd.	416,709	35,991
ConAgra Foods, Inc.	486,800	17,598
Darling International, Inc. (a)	1,756,800	23,998
Dean Foods Co.	957,658	15,562
Greencore Group PLC	4,254,312	23,086
The J.M. Smucker Co.	306,631	35,545
		151,780
Household Products - 0.2%
Svenska Cellulosa AB (SCA) (B Shares)	650,900	16,464
Personal Products - 0.4%
Coty, Inc. Class A	642,373	15,359
Nu Skin Enterprises, Inc. Class A	487,700	27,579
		42,938
TOTAL CONSUMER STAPLES		294,446
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 5.3%
Energy Equipment & Services - 1.2%
BW Offshore Ltd.	10,687,423	$ 7,962
Dril-Quip, Inc. (a)	438,700	34,973
FMC Technologies, Inc. (a)	302,200	13,327
Halliburton Co.	383,700	18,782
Odfjell Drilling A/S	2,881,782	2,565
Rowan Companies PLC	624,275	13,228
SBM Offshore NV (a)(e)	2,004,500	25,886
		116,723
Oil, Gas & Consumable Fuels - 4.1%
Boardwalk Pipeline Partners, LP	1,371,700	24,018
Cobalt International Energy, Inc. (a)	2,715,100	29,052
Energen Corp.	323,370	23,014
Energy XXI (Bermuda) Ltd. (e)	1,843,900	8,058
EQT Corp.	157,800	14,193
Golar LNG Ltd.	668,000	24,045
Imperial Oil Ltd.	408,200	17,993
Kinder Morgan, Inc.	515,600	22,145
Marathon Petroleum Corp.	175,223	17,272
Markwest Energy Partners LP	344,600	23,247
Newfield Exploration Co. (a)	937,810	36,800
Northern Oil & Gas, Inc. (a)	1,243,391	10,992
Scorpio Tankers, Inc.	1,487,545	13,894
Stone Energy Corp. (a)	2,048,900	34,975
Tesoro Corp.	540,500	46,391
Whiting Petroleum Corp. (a)	1,415,003	53,643
		399,732
TOTAL ENERGY		516,455
FINANCIALS - 29.3%
Banks - 6.1%
Bank of Ireland (a)	22,747,694	8,704
Barclays PLC sponsored ADR (e)	1,529,211	24,070
BOK Financial Corp. (e)	34,600	2,256
CIT Group, Inc.	1,219,576	54,918
Citigroup, Inc.	555,116	29,599
EFG Eurobank Ergasias SA (a)	79,196,000	12,056
First Citizen Bancshares, Inc. (a)	293,893	70,634
First Niagara Financial Group, Inc.	3,910,200	35,563
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Hilltop Holdings, Inc. (a)	1,188,214	$ 23,895
Investors Bancorp, Inc.	2,208,400	26,147
JPMorgan Chase & Co.	1,067,617	67,537
M&T Bank Corp.	296,981	35,540
PNC Financial Services Group, Inc.	375,544	34,449
Prosperity Bancshares, Inc.	451,000	24,056
Regions Financial Corp.	346,400	3,405
TSB Banking Group PLC	2,555,300	13,109
U.S. Bancorp	1,805,015	77,381
Wells Fargo & Co.	727,928	40,109
Zions Bancorporation	435,400	12,337
		595,765
Capital Markets - 4.9%
American Capital Ltd. (a)	792,300	11,956
Ameriprise Financial, Inc.	236,580	29,639
Apollo Global Management LLC Class A	1,066,532	24,381
Ares Capital Corp.	2,126,774	36,198
Artisan Partners Asset Management, Inc.	491,700	22,023
E*TRADE Financial Corp. (a)	1,711,346	49,270
Fortress Investment Group LLC	2,931,228	23,802
Franklin Resources, Inc.	385,900	19,897
Invesco Ltd.	1,983,921	82,174
Julius Baer Group Ltd.	265,240	13,883
KKR & Co. LP	1,722,768	38,780
NorthStar Asset Management Group, Inc.	1,105,559	23,250
The Blackstone Group LP	1,302,704	53,359
UBS Group AG	1,340,720	26,784
Virtus Investment Partners, Inc.	167,400	22,368
		477,764
Consumer Finance - 2.6%
Capital One Financial Corp.	1,290,991	104,377
Discover Financial Services	630,100	36,527
Navient Corp.	3,664,068	71,596
Springleaf Holdings, Inc. (a)(e)	802,138	40,107
		252,607
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	640,089	90,387
Cerved Information Solutions SpA	1,576,497	11,438
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Element Financial Corp. (a)	1,123,500	$ 16,110
The NASDAQ OMX Group, Inc.	496,070	24,124
		142,059
Insurance - 5.9%
ACE Ltd.	440,000	47,076
AFLAC, Inc.	532,446	33,565
Allied World Assurance Co.	514,679	21,174
Allstate Corp.	542,785	37,810
AMBAC Financial Group, Inc. (a)(e)	2,040,459	46,951
Brown & Brown, Inc.	1,236,800	39,516
Greenlight Capital Re, Ltd. (a)	628,543	19,101
Intact Financial Corp.	332,400	25,603
Old Republic International Corp.	1,932,605	29,550
Principal Financial Group, Inc.	795,200	40,651
ProAssurance Corp.	510,507	22,947
Progressive Corp.	525,100	13,999
Prudential PLC	1,078,268	26,846
Reinsurance Group of America, Inc.	590,193	54,073
StanCorp Financial Group, Inc.	376,128	27,111
The Chubb Corp.	44,500	4,377
Third Point Reinsurance Ltd. (a)	419,592	5,656
Torchmark Corp.	703,951	39,499
Validus Holdings Ltd.	790,282	33,057
		568,562
Real Estate Investment Trusts - 6.4%
Alexandria Real Estate Equities, Inc.	480,030	44,345
American Capital Agency Corp.	2,047,622	42,253
American Realty Capital Properties, Inc.	3,872,600	34,970
American Tower Corp.	542,304	51,264
Annaly Capital Management, Inc.	742,100	7,473
Brandywine Realty Trust (SBI)	183,200	2,671
Douglas Emmett, Inc.	435,400	12,409
Equity Commonwealth (a)	178,200	4,492
Equity Lifestyle Properties, Inc.	1,282,169	67,724
Eurobank Properties Real Estate Investment Co. (f)	5,280,702	41,970
Extra Space Storage, Inc.	815,700	53,779
iStar Financial, Inc. (a)	2,261,865	30,626
Lamar Advertising Co. Class A	893,900	51,810
MFA Financial, Inc.	2,425,390	18,845
NorthStar Realty Finance Corp. (e)	2,145,359	40,247
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sun Communities, Inc.	988,549	$ 61,349
WP Glimcher, Inc.	3,986,400	59,796
		626,023
Real Estate Management & Development - 1.6%
Brookfield Asset Management, Inc. Class A	264,300	14,233
Forest City Enterprises, Inc. Class A (a)	2,761,782	65,620
Kennedy Wilson Europe Real Estate PLC	1,279,606	21,850
Kennedy-Wilson Holdings, Inc. (a)	1,131,414	28,036
Realogy Holdings Corp. (a)	585,600	27,763
		157,502
Thrifts & Mortgage Finance - 0.3%
TFS Financial Corp.	1,711,100	25,016
TOTAL FINANCIALS		2,845,298
HEALTH CARE - 7.1%
Biotechnology - 0.3%
AMAG Pharmaceuticals, Inc. (a)	335,100	17,080
United Therapeutics Corp. (a)	74,800	11,945
		29,025
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	2,450,400	43,666
DENTSPLY International, Inc.	222,100	11,327
St. Jude Medical, Inc.	199,800	13,996
The Cooper Companies, Inc.	56,900	10,132
Zimmer Holdings, Inc.	253,300	27,822
		106,943
Health Care Providers & Services - 2.6%
Accretive Health, Inc. (a)	1,305,454	7,337
Cardinal Health, Inc.	500,323	42,197
Cigna Corp.	359,900	44,858
Community Health Systems, Inc. (a)	502,317	26,964
Express Scripts Holding Co. (a)	247,000	21,341
HCA Holdings, Inc. (a)	511,016	37,820
Humana, Inc.	213,100	35,289
Laboratory Corp. of America Holdings (a)	116,500	13,929
Omnicare, Inc.	107,900	9,493
Universal Health Services, Inc. Class B	139,900	16,361
		255,589
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.3%
CompuGroup Medical AG	1,090,604	$ 31,174
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	483,073	19,985
Pharmaceuticals - 2.6%
Actavis PLC (a)	42,000	11,880
Cardiome Pharma Corp. (a)	611,621	5,095
Jazz Pharmaceuticals PLC (a)	563,767	100,745
Mallinckrodt PLC (a)	111,994	12,675
Perrigo Co. PLC	148,800	27,272
Teva Pharmaceutical Industries Ltd. sponsored ADR	696,117	42,059
The Medicines Company (a)	1,038,841	26,605
Theravance, Inc.	1,434,246	23,306
		249,637
TOTAL HEALTH CARE		692,353
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.3%
Aerojet Rocketdyne Holdings, Inc. (a)(e)	2,129,705	41,870
Curtiss-Wright Corp.	899,985	65,753
L-3 Communications Holdings, Inc.	304,390	34,977
Meggitt PLC	2,851,200	23,042
Orbital ATK, Inc.	460,883	33,718
Textron, Inc.	658,300	28,952
		228,312
Air Freight & Logistics - 0.7%
FedEx Corp.	212,660	36,061
Hub Group, Inc. Class A (a)	614,098	24,503
UTi Worldwide, Inc. (a)	1,073,700	9,696
		70,260
Airlines - 0.3%
American Airlines Group, Inc.	510,700	24,659
Building Products - 0.6%
Allegion PlC	964,791	58,997
Commercial Services & Supplies - 0.7%
ADT Corp. (e)	1,012,869	38,084
Regus PLC	7,064,900	26,983
West Corp.	27,700	857
		65,924
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.8%
AECOM Technology Corp. (a)	3,677,606	$ 116,065
Astaldi SpA (e)	2,549,641	22,165
Jacobs Engineering Group, Inc. (a)	784,500	33,624
		171,854
Electrical Equipment - 1.3%
Babcock & Wilcox Co.	1,392,152	44,994
EnerSys	330,800	22,461
OSRAM Licht AG	430,506	22,681
Regal Beloit Corp.	514,300	40,218
		130,354
Machinery - 1.9%
AGCO Corp. (e)	775,300	39,936
Deere & Co.	310,426	28,100
Manitowoc Co., Inc. (e)	1,317,507	25,994
Melrose PLC	5,028,681	20,406
Sulzer AG (Reg.) (e)	198,050	22,100
TriMas Corp. (a)	494,500	13,930
Valmet Corp.	269,183	3,120
Valmont Industries, Inc. (e)	215,300	27,132
		180,718
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	3,914,472	4,854
Road & Rail - 0.6%
CSX Corp.	618,100	22,307
Daqin Railway Co. Ltd. (A Shares)	9,965,224	22,444
TransForce, Inc.	564,200	12,743
		57,494
Trading Companies & Distributors - 1.4%
AerCap Holdings NV (a)	1,329,899	62,080
MRC Global, Inc. (a)	2,167,900	31,651
Noble Group Ltd.	20,937,800	13,687
WESCO International, Inc. (a)	351,170	25,333
		132,751
TOTAL INDUSTRIALS		1,126,177
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 1.5%
Harris Corp.	261,029	$ 20,945
Plantronics, Inc.	601,765	32,056
QUALCOMM, Inc.	1,340,354	91,144
		144,145
Electronic Equipment & Components - 1.7%
Ingram Micro, Inc. Class A (a)	2,720,741	68,454
Jabil Circuit, Inc.	1,280,903	28,846
SYNNEX Corp.	34,061	2,606
TE Connectivity Ltd.	510,166	33,952
TTM Technologies, Inc. (a)	3,876,143	36,242
		170,100
Internet Software & Services - 0.3%
Google, Inc. Class C (a)	45,524	24,462
IT Services - 1.5%
CGI Group, Inc. Class A (sub. vtg.) (a)	281,700	11,856
EVERTEC, Inc.	1,012,440	20,988
Global Payments, Inc.	257,500	25,822
Leidos Holdings, Inc.	543,200	22,619
Total System Services, Inc.	873,860	34,570
Unisys Corp. (a)	1,412,403	30,748
		146,603
Semiconductors & Semiconductor Equipment - 2.3%
Broadcom Corp. Class A	2,649,154	117,106
MagnaChip Semiconductor Corp. (a)	808,100	4,428
Marvell Technology Group Ltd.	3,232,063	45,281
Maxim Integrated Products, Inc.	563,400	18,496
PMC-Sierra, Inc. (a)	2,304,110	19,424
Teradyne, Inc.	1,272,700	23,227
		227,962
Software - 3.1%
Activision Blizzard, Inc.	1,442,896	32,920
Cadence Design Systems, Inc. (a)	1,796,600	33,507
Comverse, Inc. (a)	438,962	10,755
Constellation Software, Inc.	32,400	12,702
Constellation Software, Inc. rights 9/15/15 (a)	3,240	1
Interactive Intelligence Group, Inc. (a)(e)	573,800	25,236
Oracle Corp.	1,248,407	54,456
Parametric Technology Corp. (a)	952,700	36,527
Progress Software Corp. (a)	177,589	4,688
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp.	2,055,678	$ 51,238
Synopsys, Inc. (a)	798,900	37,452
		299,482
Technology Hardware, Storage & Peripherals - 1.7%
EMC Corp.	765,562	20,601
NCR Corp. (a)	2,327,300	63,861
Samsung Electronics Co. Ltd.	45,274	59,266
Western Digital Corp.	207,800	20,310
		164,038
TOTAL INFORMATION TECHNOLOGY		1,176,792
MATERIALS - 7.4%
Chemicals - 4.6%
Agrium, Inc.	686,000	71,073
Airgas, Inc.	209,600	21,228
Ashland, Inc.	242,900	30,693
Axalta Coating Systems	740,000	22,703
Axiall Corp.	420,794	17,168
Cabot Corp.	313,081	13,381
CF Industries Holdings, Inc.	214,100	61,547
Cytec Industries, Inc.	485,600	26,849
Eastman Chemical Co.	678,103	51,685
LyondellBasell Industries NV Class A	181,480	18,787
Methanex Corp.	1,223,766	73,649
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	670,700	14,648
Tronox Ltd. Class A	883,038	18,500
		441,911
Containers & Packaging - 1.5%
Avery Dennison Corp.	462,600	25,716
Rock-Tenn Co. Class A	1,469,900	92,574
Sonoco Products Co.	701,478	31,349
		149,639
Metals & Mining - 1.3%
Compass Minerals International, Inc.	737,400	65,135
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.	1,237,700	$ 27,390
SunCoke Energy, Inc.	1,812,184	31,768
		124,293
TOTAL MATERIALS		715,843
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	63,591	2,287
Frontier Communications Corp. (e)	1,354,904	9,295
		11,582
Wireless Telecommunication Services - 0.3%
RingCentral, Inc. (a)(e)	1,156,800	19,932
T-Mobile U.S., Inc. (a)	68,800	2,342
		22,274
TOTAL TELECOMMUNICATION SERVICES		33,856
UTILITIES - 9.5%
Electric Utilities - 5.2%
Edison International	2,228,093	135,780
Exelon Corp.	1,182,400	40,225
ITC Holdings Corp.	2,367,966	85,247
NextEra Energy, Inc.	510,118	51,486
OGE Energy Corp.	1,922,100	62,814
PPL Corp.	3,747,400	127,524
		503,076
Gas Utilities - 0.8%
National Fuel Gas Co.	1,204,100	77,604
Independent Power and Renewable Electricity Producers - 0.4%
Dynegy, Inc. (a)	1,162,100	38,663
Multi-Utilities - 3.1%
CMS Energy Corp.	594,900	20,185
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource, Inc.	3,054,818	$ 132,640
Sempra Energy	1,404,597	149,125
		301,950
TOTAL UTILITIES		921,293
TOTAL COMMON STOCKS (Cost $8,410,870)		9,499,572
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA sponsored ADR (Cost $16,977)	947,181	12,143
Nonconvertible Bonds - 0.1%
		Principal Amount (000s) (d)
FINANCIALS - 0.1%
Banks - 0.1%
Bank of Ireland 10% 7/30/16 (Cost $13,490)	EUR	10,286	12,416
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 5/21/15 to 6/25/15 (Cost $3,900)		3,900	3,900
Preferred Securities - 0.1%
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $10,148)	EUR	6,870	$ 8,253
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	217,475,847	217,476
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	199,056,737	199,057
TOTAL MONEY MARKET FUNDS (Cost $416,533)		416,533
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $8,871,918)		9,952,817
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(238,013)
NET ASSETS - 100%		$ 9,714,804
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,253,000 or 0.1% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 192
Fidelity Securities Lending Cash Central Fund	936
Total	$ 1,128
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BPZ Energy, Inc.	$ 8,916	$ -	$ 1,472	$ -	$ -
Cardiome Pharma Corp.	9,170	547	6,347	-	-
Eurobank Properties Real Estate Investment Co.	57,043	-	-	1,775	41,970
TTM Technologies, Inc.	23,713	5,241	2,705	-	-
Total	$ 98,842	$ 5,788	$ 10,524	$ 1,775	$ 41,970
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,177,059	$ 1,159,375	$ 17,684	$ -
Consumer Staples	294,446	233,323	61,123	-
Energy	516,455	480,042	36,413	-
Financials	2,857,441	2,680,801	176,640	-
Health Care	692,353	661,179	31,174	-
Industrials	1,126,177	985,680	140,497	-
Information Technology	1,176,792	1,176,792	-	-
Materials	715,843	715,843	-	-
Telecommunication Services	33,856	33,856	-	-
Utilities	921,293	921,293	-	-
Corporate Bonds	12,416	-	12,416	-
U.S. Government and Government Agency Obligations	3,900	-	3,900	-
Preferred Securities	8,253	-	8,253	-
Money Market Funds	416,533	416,533	-	-
Total Investments in Securities:	$ 9,952,817	$ 9,464,717	$ 488,100	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 237,932
Level 2 to Level 1	$ 17,826
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	81.5%
Canada	3.4%
Bermuda	3.4%
Ireland	2.8%
Switzerland	1.6%
United Kingdom	1.2%
Netherlands	1.1%
Others (Individually Less Than 1%)	5.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $191,757) - See accompanying schedule: Unaffiliated issuers (cost $8,420,325)	$ 9,494,314
Fidelity Central Funds (cost $416,533)	416,533
Other affiliated issuers (cost $35,060)	41,970
Total Investments (cost $8,871,918)		$ 9,952,817
Receivable for investments sold		71,622
Receivable for fund shares sold		3,114
Dividends receivable		7,637
Interest receivable		668
Distributions receivable from Fidelity Central Funds		285
Prepaid expenses		7
Other receivables		2,007
Total assets		10,038,157

Liabilities
Payable to custodian bank	$ 924
Payable for investments purchased	110,972
Payable for fund shares redeemed	5,462
Accrued management fee	5,108
Other affiliated payables	1,255
Other payables and accrued expenses	575
Collateral on securities loaned, at value	199,057
Total liabilities		323,353

Net Assets		$ 9,714,804
Net Assets consist of:
Paid in capital		$ 8,305,865
Undistributed net investment income		25,589
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		302,467
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,080,883
Net Assets		$ 9,714,804

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Value: Net Asset Value, offering price and redemption price per share ($8,116,906 ÷ 69,255 shares)	$ 117.20

Class K: Net Asset Value, offering price and redemption price per share ($1,597,898 ÷ 13,620 shares)	$ 117.32

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends (including $1,775 earned from other affiliated issuers)		$ 85,551
Interest		638
Income from Fidelity Central Funds		1,128
Total income		87,317

Expenses
Management fee Basic fee	$ 26,462
Performance adjustment	2,158
Transfer agent fees	6,763
Accounting and security lending fees	654
Custodian fees and expenses	140
Independent trustees' compensation	20
Registration fees	80
Audit	51
Legal	17
Miscellaneous	33
Total expenses before reductions	36,378
Expense reductions	(96)	36,282
Net investment income (loss)		51,035
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	341,136
Other affiliated issuers	(15,426)
Foreign currency transactions	(228)
Futures contracts	8,660
Total net realized gain (loss)		334,142
Change in net unrealized appreciation (depreciation) on: Investment securities	176,109
Assets and liabilities in foreign currencies	35
Futures contracts	(1,832)
Total change in net unrealized appreciation (depreciation)		174,312
Net gain (loss)		508,454
Net increase (decrease) in net assets resulting from operations		$ 559,489

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,035	$ 88,411
Net realized gain (loss)	334,142	1,263,440
Change in net unrealized appreciation (depreciation)	174,312	(130,972)
Net increase (decrease) in net assets resulting from operations	559,489	1,220,879
Distributions to shareholders from net investment income	(77,668)	(73,736)
Distributions to shareholders from net realized gain	(128,936)	(13,709)
Total distributions	(206,604)	(87,445)
Share transactions - net increase (decrease)	(161,303)	(24,445)
Total increase (decrease) in net assets	191,582	1,108,989

Net Assets
Beginning of period	9,523,222	8,414,233
End of period (including undistributed net investment income of $25,589 and undistributed net investment income of $52,222, respectively)	$ 9,714,804	$ 9,523,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 113.00	$ 99.54	$ 74.14	$ 64.53	$ 64.09	$ 51.82
Income from Investment Operations
Net investment income (loss) D	.60	1.02	1.13	.74	.59	.66G
Net realized and unrealized gain (loss)	6.05	13.47	25.28	9.48	.75	12.09
Total from investment operations	6.65	14.49	26.41	10.22	1.34	12.75
Distributions from net investment income	(.91)	(.86)	(1.01)	(.58)	(.88)	(.48)
Distributions from net realized gain	(1.54)	(.16)	-	(.03)	(.02)	-
Total distributions	(2.45)	(1.03) I	(1.01)	(.61)	(.90)	(.48)
Net asset value, end of period	$ 117.20	$ 113.00	$ 99.54	$ 74.14	$ 64.53	$ 64.09
Total ReturnB, C	5.97%	14.68%	36.07%	15.99%	2.05%	24.74%
Ratios to Average Net Assets E, H
Expenses before reductions	.77%A	.73%	.67%	.68%	.60%	.64%
Expenses net of fee waivers, if any	.77%A	.73%	.67%	.68%	.60%	.64%
Expenses net of all reductions	.77%A	.73%	.65%	.68%	.59%	.63%
Net investment income (loss)	1.04%A	.95%	1.30%	1.07%	.87%	1.12%G
Supplemental Data
Net assets, end of period (in millions)	$ 8,117	$ 8,024	$ 7,153	$ 5,571	$ 6,006	$ 7,276
Portfolio turnover rateF	64%A	81%	99%	77%	95%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .73%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $1.03 per share is comprised of distributions from net investment income of $.864 and distributions from net realized gain of $.164 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 113.17	$ 99.70	$ 74.27	$ 64.66	$ 64.24	$ 51.96
Income from Investment Operations
Net investment income (loss) D	.66	1.15	1.25	.85	.70	.76 G
Net realized and unrealized gain (loss)	6.06	13.47	25.30	9.47	.74	12.12
Total from investment operations	6.72	14.62	26.55	10.32	1.44	12.88
Distributions from net investment income	(1.03)	(.98)	(1.12)	(.68)	(1.00)	(.60)
Distributions from net realized gain	(1.54)	(.16)	-	(.03)	(.02)	-
Total distributions	(2.57)	(1.15) I	(1.12)	(.71)	(1.02)	(.60)
Net asset value, end of period	$ 117.32	$ 113.17	$ 99.70	$ 74.27	$ 64.66	$ 64.24
Total ReturnB, C	6.03%	14.81%	36.26%	16.16%	2.20%	24.96%
Ratios to Average Net Assets E, H
Expenses before reductions	.66%A	.62%	.54%	.54%	.44%	.47%
Expenses net of fee waivers, if any	.66%A	.62%	.54%	.54%	.44%	.47%
Expenses net of all reductions	.66%A	.61%	.52%	.53%	.44%	.46%
Net investment income (loss)	1.15%A	1.07%	1.42%	1.22%	1.02%	1.29% G
Supplemental Data
Net assets, end of period (in millions)	$ 1,598	$ 1,499	$ 1,261	$ 765	$ 639	$ 872
Portfolio turnover rate F	64%A	81%	99%	77%	95%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $1.15 per share is comprised of distributions from net investment income of $.983 and distributions from net realized gain of $.164 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,400,746
Gross unrealized depreciation	(358,352)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,042,394

Tax cost	$ 8,910,423

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

During the period the Fund recognized net realized gain (loss) of $8,660 and a change in net unrealized appreciation (depreciation) of $(1,832) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities , other than short-term securities, aggregated $2,998,525 and $3,249,599, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .59% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Value	$ 6,396.16
Class K	367.05
	$ 6,763

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $68 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $936, including $21 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $92 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Value expenses during the period in the amount of $4.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Value	$ 63,932	$ 61,240
Class K	13,736	12,496
Total	$ 77,668	$ 73,736
From net realized gain
Value	$ 108,489	$ 11,624
Class K	20,447	2,085
Total	$ 128,936	$ 13,709

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Value
Shares sold	2,922	9,711	$ 334,025	$ 1,038,871
Reinvestment of distributions	1,454	693	164,069	69,558
Shares redeemed	(6,132)	(11,257)	(700,341)	(1,196,902)
Net increase (decrease)	(1,756)	(853)	$ (202,247)	$ (88,473)
Class K
Shares sold	1,777	3,811	$ 202,730	$ 411,317
Reinvestment of distributions	303	145	34,183	14,580
Shares redeemed	(1,706)	(3,357)	(195,969)	(361,869)
Net increase (decrease)	374	599	$ 40,944	$ 64,028

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

VAL-K-USAN-0615
1.863250.106
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Value

Fund

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Value	.77%
Actual		$ 1,000.00	$ 1,059.70	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class K	.66%
Actual		$ 1,000.00	$ 1,060.30	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	1.5	1.7
Edison International	1.4	1.5
NiSource, Inc.	1.4	1.3
PPL Corp.	1.3	1.3
Broadcom Corp. Class A	1.2	1.2
AECOM Technology Corp.	1.2	1.4
Capital One Financial Corp.	1.1	0.8
Jazz Pharmaceuticals PLC	1.0	0.9
Rock-Tenn Co. Class A	1.0	0.7
QUALCOMM, Inc.	1.0	0.3
	12.1
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.6	28.9
Consumer Discretionary	12.1	12.0
Information Technology	12.1	12.7
Industrials	11.6	10.0
Utilities	9.5	9.8
Asset Allocation (% of fund's net assets)
As of April 30, 2015*		As of October 31, 2014**
	Stocks 97.9%		Stocks and Equity Futures 97.9%
	Bonds 0.1%		Bonds 0.1%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.9%
* Foreign investments	18.5%	** Foreign investments	19.1%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 2.1%
Delphi Automotive PLC	347,200	$ 28,818
Tenneco, Inc. (a)	435,500	25,455
The Goodyear Tire & Rubber Co.	2,373,800	67,333
Visteon Corp. (a)	831,610	84,325
		205,931
Automobiles - 0.3%
Harley-Davidson, Inc.	577,800	32,478
Diversified Consumer Services - 1.4%
H&R Block, Inc.	1,015,659	30,714
Houghton Mifflin Harcourt Co. (a)	3,920,006	89,611
Service Corp. International	650,727	18,012
		138,337
Hotels, Restaurants & Leisure - 0.3%
DineEquity, Inc.	259,000	24,975
Wyndham Worldwide Corp.	48,100	4,108
		29,083
Household Durables - 2.1%
Helen of Troy Ltd. (a)	319,697	28,009
Jarden Corp. (a)	1,157,450	59,238
KB Home (e)	2,283,072	33,082
Qingdao Haier Co. Ltd.	3,510,372	15,342
Whirlpool Corp.	361,800	63,532
		199,203
Leisure Products - 1.0%
Mattel, Inc.	1,542,900	43,448
Vista Outdoor, Inc. (a)	1,230,600	53,851
		97,299
Media - 1.9%
Liberty Broadband Corp. Class C (a)	543,171	29,472
Live Nation Entertainment, Inc. (a)	3,383,582	84,793
Omnicom Group, Inc.	450,400	34,122
Sinclair Broadcast Group, Inc. Class A (e)	815,856	24,998
Starz Series A (a)	288,787	11,358
		184,743
Multiline Retail - 0.6%
Kohl's Corp.	788,517	56,497
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	205,120	29,332
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoZone, Inc. (a)	53,300	$ 35,853
Chico's FAS, Inc.	2,131,557	35,938
GameStop Corp. Class A	740,600	28,543
The Men's Wearhouse, Inc.	570,219	32,269
		161,935
Textiles, Apparel & Luxury Goods - 0.7%
Fossil Group, Inc. (a)	316,200	26,554
Gildan Activewear, Inc.	861,800	27,315
Japan Tobacco, Inc.	506,400	17,684
		71,553
TOTAL CONSUMER DISCRETIONARY		1,177,059
CONSUMER STAPLES - 3.0%
Beverages - 0.8%
C&C Group PLC	5,323,879	21,573
Coca-Cola Enterprises, Inc.	176,200	7,825
Cott Corp.	3,675,411	32,013
Molson Coors Brewing Co. Class B	297,286	21,853
		83,264
Food Products - 1.6%
Bunge Ltd.	416,709	35,991
ConAgra Foods, Inc.	486,800	17,598
Darling International, Inc. (a)	1,756,800	23,998
Dean Foods Co.	957,658	15,562
Greencore Group PLC	4,254,312	23,086
The J.M. Smucker Co.	306,631	35,545
		151,780
Household Products - 0.2%
Svenska Cellulosa AB (SCA) (B Shares)	650,900	16,464
Personal Products - 0.4%
Coty, Inc. Class A	642,373	15,359
Nu Skin Enterprises, Inc. Class A	487,700	27,579
		42,938
TOTAL CONSUMER STAPLES		294,446
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 5.3%
Energy Equipment & Services - 1.2%
BW Offshore Ltd.	10,687,423	$ 7,962
Dril-Quip, Inc. (a)	438,700	34,973
FMC Technologies, Inc. (a)	302,200	13,327
Halliburton Co.	383,700	18,782
Odfjell Drilling A/S	2,881,782	2,565
Rowan Companies PLC	624,275	13,228
SBM Offshore NV (a)(e)	2,004,500	25,886
		116,723
Oil, Gas & Consumable Fuels - 4.1%
Boardwalk Pipeline Partners, LP	1,371,700	24,018
Cobalt International Energy, Inc. (a)	2,715,100	29,052
Energen Corp.	323,370	23,014
Energy XXI (Bermuda) Ltd. (e)	1,843,900	8,058
EQT Corp.	157,800	14,193
Golar LNG Ltd.	668,000	24,045
Imperial Oil Ltd.	408,200	17,993
Kinder Morgan, Inc.	515,600	22,145
Marathon Petroleum Corp.	175,223	17,272
Markwest Energy Partners LP	344,600	23,247
Newfield Exploration Co. (a)	937,810	36,800
Northern Oil & Gas, Inc. (a)	1,243,391	10,992
Scorpio Tankers, Inc.	1,487,545	13,894
Stone Energy Corp. (a)	2,048,900	34,975
Tesoro Corp.	540,500	46,391
Whiting Petroleum Corp. (a)	1,415,003	53,643
		399,732
TOTAL ENERGY		516,455
FINANCIALS - 29.3%
Banks - 6.1%
Bank of Ireland (a)	22,747,694	8,704
Barclays PLC sponsored ADR (e)	1,529,211	24,070
BOK Financial Corp. (e)	34,600	2,256
CIT Group, Inc.	1,219,576	54,918
Citigroup, Inc.	555,116	29,599
EFG Eurobank Ergasias SA (a)	79,196,000	12,056
First Citizen Bancshares, Inc. (a)	293,893	70,634
First Niagara Financial Group, Inc.	3,910,200	35,563
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Hilltop Holdings, Inc. (a)	1,188,214	$ 23,895
Investors Bancorp, Inc.	2,208,400	26,147
JPMorgan Chase & Co.	1,067,617	67,537
M&T Bank Corp.	296,981	35,540
PNC Financial Services Group, Inc.	375,544	34,449
Prosperity Bancshares, Inc.	451,000	24,056
Regions Financial Corp.	346,400	3,405
TSB Banking Group PLC	2,555,300	13,109
U.S. Bancorp	1,805,015	77,381
Wells Fargo & Co.	727,928	40,109
Zions Bancorporation	435,400	12,337
		595,765
Capital Markets - 4.9%
American Capital Ltd. (a)	792,300	11,956
Ameriprise Financial, Inc.	236,580	29,639
Apollo Global Management LLC Class A	1,066,532	24,381
Ares Capital Corp.	2,126,774	36,198
Artisan Partners Asset Management, Inc.	491,700	22,023
E*TRADE Financial Corp. (a)	1,711,346	49,270
Fortress Investment Group LLC	2,931,228	23,802
Franklin Resources, Inc.	385,900	19,897
Invesco Ltd.	1,983,921	82,174
Julius Baer Group Ltd.	265,240	13,883
KKR & Co. LP	1,722,768	38,780
NorthStar Asset Management Group, Inc.	1,105,559	23,250
The Blackstone Group LP	1,302,704	53,359
UBS Group AG	1,340,720	26,784
Virtus Investment Partners, Inc.	167,400	22,368
		477,764
Consumer Finance - 2.6%
Capital One Financial Corp.	1,290,991	104,377
Discover Financial Services	630,100	36,527
Navient Corp.	3,664,068	71,596
Springleaf Holdings, Inc. (a)(e)	802,138	40,107
		252,607
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	640,089	90,387
Cerved Information Solutions SpA	1,576,497	11,438
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Element Financial Corp. (a)	1,123,500	$ 16,110
The NASDAQ OMX Group, Inc.	496,070	24,124
		142,059
Insurance - 5.9%
ACE Ltd.	440,000	47,076
AFLAC, Inc.	532,446	33,565
Allied World Assurance Co.	514,679	21,174
Allstate Corp.	542,785	37,810
AMBAC Financial Group, Inc. (a)(e)	2,040,459	46,951
Brown & Brown, Inc.	1,236,800	39,516
Greenlight Capital Re, Ltd. (a)	628,543	19,101
Intact Financial Corp.	332,400	25,603
Old Republic International Corp.	1,932,605	29,550
Principal Financial Group, Inc.	795,200	40,651
ProAssurance Corp.	510,507	22,947
Progressive Corp.	525,100	13,999
Prudential PLC	1,078,268	26,846
Reinsurance Group of America, Inc.	590,193	54,073
StanCorp Financial Group, Inc.	376,128	27,111
The Chubb Corp.	44,500	4,377
Third Point Reinsurance Ltd. (a)	419,592	5,656
Torchmark Corp.	703,951	39,499
Validus Holdings Ltd.	790,282	33,057
		568,562
Real Estate Investment Trusts - 6.4%
Alexandria Real Estate Equities, Inc.	480,030	44,345
American Capital Agency Corp.	2,047,622	42,253
American Realty Capital Properties, Inc.	3,872,600	34,970
American Tower Corp.	542,304	51,264
Annaly Capital Management, Inc.	742,100	7,473
Brandywine Realty Trust (SBI)	183,200	2,671
Douglas Emmett, Inc.	435,400	12,409
Equity Commonwealth (a)	178,200	4,492
Equity Lifestyle Properties, Inc.	1,282,169	67,724
Eurobank Properties Real Estate Investment Co. (f)	5,280,702	41,970
Extra Space Storage, Inc.	815,700	53,779
iStar Financial, Inc. (a)	2,261,865	30,626
Lamar Advertising Co. Class A	893,900	51,810
MFA Financial, Inc.	2,425,390	18,845
NorthStar Realty Finance Corp. (e)	2,145,359	40,247
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sun Communities, Inc.	988,549	$ 61,349
WP Glimcher, Inc.	3,986,400	59,796
		626,023
Real Estate Management & Development - 1.6%
Brookfield Asset Management, Inc. Class A	264,300	14,233
Forest City Enterprises, Inc. Class A (a)	2,761,782	65,620
Kennedy Wilson Europe Real Estate PLC	1,279,606	21,850
Kennedy-Wilson Holdings, Inc. (a)	1,131,414	28,036
Realogy Holdings Corp. (a)	585,600	27,763
		157,502
Thrifts & Mortgage Finance - 0.3%
TFS Financial Corp.	1,711,100	25,016
TOTAL FINANCIALS		2,845,298
HEALTH CARE - 7.1%
Biotechnology - 0.3%
AMAG Pharmaceuticals, Inc. (a)	335,100	17,080
United Therapeutics Corp. (a)	74,800	11,945
		29,025
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	2,450,400	43,666
DENTSPLY International, Inc.	222,100	11,327
St. Jude Medical, Inc.	199,800	13,996
The Cooper Companies, Inc.	56,900	10,132
Zimmer Holdings, Inc.	253,300	27,822
		106,943
Health Care Providers & Services - 2.6%
Accretive Health, Inc. (a)	1,305,454	7,337
Cardinal Health, Inc.	500,323	42,197
Cigna Corp.	359,900	44,858
Community Health Systems, Inc. (a)	502,317	26,964
Express Scripts Holding Co. (a)	247,000	21,341
HCA Holdings, Inc. (a)	511,016	37,820
Humana, Inc.	213,100	35,289
Laboratory Corp. of America Holdings (a)	116,500	13,929
Omnicare, Inc.	107,900	9,493
Universal Health Services, Inc. Class B	139,900	16,361
		255,589
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.3%
CompuGroup Medical AG	1,090,604	$ 31,174
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	483,073	19,985
Pharmaceuticals - 2.6%
Actavis PLC (a)	42,000	11,880
Cardiome Pharma Corp. (a)	611,621	5,095
Jazz Pharmaceuticals PLC (a)	563,767	100,745
Mallinckrodt PLC (a)	111,994	12,675
Perrigo Co. PLC	148,800	27,272
Teva Pharmaceutical Industries Ltd. sponsored ADR	696,117	42,059
The Medicines Company (a)	1,038,841	26,605
Theravance, Inc.	1,434,246	23,306
		249,637
TOTAL HEALTH CARE		692,353
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.3%
Aerojet Rocketdyne Holdings, Inc. (a)(e)	2,129,705	41,870
Curtiss-Wright Corp.	899,985	65,753
L-3 Communications Holdings, Inc.	304,390	34,977
Meggitt PLC	2,851,200	23,042
Orbital ATK, Inc.	460,883	33,718
Textron, Inc.	658,300	28,952
		228,312
Air Freight & Logistics - 0.7%
FedEx Corp.	212,660	36,061
Hub Group, Inc. Class A (a)	614,098	24,503
UTi Worldwide, Inc. (a)	1,073,700	9,696
		70,260
Airlines - 0.3%
American Airlines Group, Inc.	510,700	24,659
Building Products - 0.6%
Allegion PlC	964,791	58,997
Commercial Services & Supplies - 0.7%
ADT Corp. (e)	1,012,869	38,084
Regus PLC	7,064,900	26,983
West Corp.	27,700	857
		65,924
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.8%
AECOM Technology Corp. (a)	3,677,606	$ 116,065
Astaldi SpA (e)	2,549,641	22,165
Jacobs Engineering Group, Inc. (a)	784,500	33,624
		171,854
Electrical Equipment - 1.3%
Babcock & Wilcox Co.	1,392,152	44,994
EnerSys	330,800	22,461
OSRAM Licht AG	430,506	22,681
Regal Beloit Corp.	514,300	40,218
		130,354
Machinery - 1.9%
AGCO Corp. (e)	775,300	39,936
Deere & Co.	310,426	28,100
Manitowoc Co., Inc. (e)	1,317,507	25,994
Melrose PLC	5,028,681	20,406
Sulzer AG (Reg.) (e)	198,050	22,100
TriMas Corp. (a)	494,500	13,930
Valmet Corp.	269,183	3,120
Valmont Industries, Inc. (e)	215,300	27,132
		180,718
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	3,914,472	4,854
Road & Rail - 0.6%
CSX Corp.	618,100	22,307
Daqin Railway Co. Ltd. (A Shares)	9,965,224	22,444
TransForce, Inc.	564,200	12,743
		57,494
Trading Companies & Distributors - 1.4%
AerCap Holdings NV (a)	1,329,899	62,080
MRC Global, Inc. (a)	2,167,900	31,651
Noble Group Ltd.	20,937,800	13,687
WESCO International, Inc. (a)	351,170	25,333
		132,751
TOTAL INDUSTRIALS		1,126,177
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 1.5%
Harris Corp.	261,029	$ 20,945
Plantronics, Inc.	601,765	32,056
QUALCOMM, Inc.	1,340,354	91,144
		144,145
Electronic Equipment & Components - 1.7%
Ingram Micro, Inc. Class A (a)	2,720,741	68,454
Jabil Circuit, Inc.	1,280,903	28,846
SYNNEX Corp.	34,061	2,606
TE Connectivity Ltd.	510,166	33,952
TTM Technologies, Inc. (a)	3,876,143	36,242
		170,100
Internet Software & Services - 0.3%
Google, Inc. Class C (a)	45,524	24,462
IT Services - 1.5%
CGI Group, Inc. Class A (sub. vtg.) (a)	281,700	11,856
EVERTEC, Inc.	1,012,440	20,988
Global Payments, Inc.	257,500	25,822
Leidos Holdings, Inc.	543,200	22,619
Total System Services, Inc.	873,860	34,570
Unisys Corp. (a)	1,412,403	30,748
		146,603
Semiconductors & Semiconductor Equipment - 2.3%
Broadcom Corp. Class A	2,649,154	117,106
MagnaChip Semiconductor Corp. (a)	808,100	4,428
Marvell Technology Group Ltd.	3,232,063	45,281
Maxim Integrated Products, Inc.	563,400	18,496
PMC-Sierra, Inc. (a)	2,304,110	19,424
Teradyne, Inc.	1,272,700	23,227
		227,962
Software - 3.1%
Activision Blizzard, Inc.	1,442,896	32,920
Cadence Design Systems, Inc. (a)	1,796,600	33,507
Comverse, Inc. (a)	438,962	10,755
Constellation Software, Inc.	32,400	12,702
Constellation Software, Inc. rights 9/15/15 (a)	3,240	1
Interactive Intelligence Group, Inc. (a)(e)	573,800	25,236
Oracle Corp.	1,248,407	54,456
Parametric Technology Corp. (a)	952,700	36,527
Progress Software Corp. (a)	177,589	4,688
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp.	2,055,678	$ 51,238
Synopsys, Inc. (a)	798,900	37,452
		299,482
Technology Hardware, Storage & Peripherals - 1.7%
EMC Corp.	765,562	20,601
NCR Corp. (a)	2,327,300	63,861
Samsung Electronics Co. Ltd.	45,274	59,266
Western Digital Corp.	207,800	20,310
		164,038
TOTAL INFORMATION TECHNOLOGY		1,176,792
MATERIALS - 7.4%
Chemicals - 4.6%
Agrium, Inc.	686,000	71,073
Airgas, Inc.	209,600	21,228
Ashland, Inc.	242,900	30,693
Axalta Coating Systems	740,000	22,703
Axiall Corp.	420,794	17,168
Cabot Corp.	313,081	13,381
CF Industries Holdings, Inc.	214,100	61,547
Cytec Industries, Inc.	485,600	26,849
Eastman Chemical Co.	678,103	51,685
LyondellBasell Industries NV Class A	181,480	18,787
Methanex Corp.	1,223,766	73,649
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	670,700	14,648
Tronox Ltd. Class A	883,038	18,500
		441,911
Containers & Packaging - 1.5%
Avery Dennison Corp.	462,600	25,716
Rock-Tenn Co. Class A	1,469,900	92,574
Sonoco Products Co.	701,478	31,349
		149,639
Metals & Mining - 1.3%
Compass Minerals International, Inc.	737,400	65,135
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.	1,237,700	$ 27,390
SunCoke Energy, Inc.	1,812,184	31,768
		124,293
TOTAL MATERIALS		715,843
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	63,591	2,287
Frontier Communications Corp. (e)	1,354,904	9,295
		11,582
Wireless Telecommunication Services - 0.3%
RingCentral, Inc. (a)(e)	1,156,800	19,932
T-Mobile U.S., Inc. (a)	68,800	2,342
		22,274
TOTAL TELECOMMUNICATION SERVICES		33,856
UTILITIES - 9.5%
Electric Utilities - 5.2%
Edison International	2,228,093	135,780
Exelon Corp.	1,182,400	40,225
ITC Holdings Corp.	2,367,966	85,247
NextEra Energy, Inc.	510,118	51,486
OGE Energy Corp.	1,922,100	62,814
PPL Corp.	3,747,400	127,524
		503,076
Gas Utilities - 0.8%
National Fuel Gas Co.	1,204,100	77,604
Independent Power and Renewable Electricity Producers - 0.4%
Dynegy, Inc. (a)	1,162,100	38,663
Multi-Utilities - 3.1%
CMS Energy Corp.	594,900	20,185
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource, Inc.	3,054,818	$ 132,640
Sempra Energy	1,404,597	149,125
		301,950
TOTAL UTILITIES		921,293
TOTAL COMMON STOCKS (Cost $8,410,870)		9,499,572
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA sponsored ADR (Cost $16,977)	947,181	12,143
Nonconvertible Bonds - 0.1%
		Principal Amount (000s) (d)
FINANCIALS - 0.1%
Banks - 0.1%
Bank of Ireland 10% 7/30/16 (Cost $13,490)	EUR	10,286	12,416
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 5/21/15 to 6/25/15 (Cost $3,900)		3,900	3,900
Preferred Securities - 0.1%
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $10,148)	EUR	6,870	$ 8,253
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	217,475,847	217,476
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	199,056,737	199,057
TOTAL MONEY MARKET FUNDS (Cost $416,533)		416,533
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $8,871,918)		9,952,817
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(238,013)
NET ASSETS - 100%		$ 9,714,804
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,253,000 or 0.1% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 192
Fidelity Securities Lending Cash Central Fund	936
Total	$ 1,128
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BPZ Energy, Inc.	$ 8,916	$ -	$ 1,472	$ -	$ -
Cardiome Pharma Corp.	9,170	547	6,347	-	-
Eurobank Properties Real Estate Investment Co.	57,043	-	-	1,775	41,970
TTM Technologies, Inc.	23,713	5,241	2,705	-	-
Total	$ 98,842	$ 5,788	$ 10,524	$ 1,775	$ 41,970
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,177,059	$ 1,159,375	$ 17,684	$ -
Consumer Staples	294,446	233,323	61,123	-
Energy	516,455	480,042	36,413	-
Financials	2,857,441	2,680,801	176,640	-
Health Care	692,353	661,179	31,174	-
Industrials	1,126,177	985,680	140,497	-
Information Technology	1,176,792	1,176,792	-	-
Materials	715,843	715,843	-	-
Telecommunication Services	33,856	33,856	-	-
Utilities	921,293	921,293	-	-
Corporate Bonds	12,416	-	12,416	-
U.S. Government and Government Agency Obligations	3,900	-	3,900	-
Preferred Securities	8,253	-	8,253	-
Money Market Funds	416,533	416,533	-	-
Total Investments in Securities:	$ 9,952,817	$ 9,464,717	$ 488,100	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 237,932
Level 2 to Level 1	$ 17,826
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	81.5%
Canada	3.4%
Bermuda	3.4%
Ireland	2.8%
Switzerland	1.6%
United Kingdom	1.2%
Netherlands	1.1%
Others (Individually Less Than 1%)	5.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $191,757) - See accompanying schedule: Unaffiliated issuers (cost $8,420,325)	$ 9,494,314
Fidelity Central Funds (cost $416,533)	416,533
Other affiliated issuers (cost $35,060)	41,970
Total Investments (cost $8,871,918)		$ 9,952,817
Receivable for investments sold		71,622
Receivable for fund shares sold		3,114
Dividends receivable		7,637
Interest receivable		668
Distributions receivable from Fidelity Central Funds		285
Prepaid expenses		7
Other receivables		2,007
Total assets		10,038,157

Liabilities
Payable to custodian bank	$ 924
Payable for investments purchased	110,972
Payable for fund shares redeemed	5,462
Accrued management fee	5,108
Other affiliated payables	1,255
Other payables and accrued expenses	575
Collateral on securities loaned, at value	199,057
Total liabilities		323,353

Net Assets		$ 9,714,804
Net Assets consist of:
Paid in capital		$ 8,305,865
Undistributed net investment income		25,589
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		302,467
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,080,883
Net Assets		$ 9,714,804

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Value: Net Asset Value, offering price and redemption price per share ($8,116,906 ÷ 69,255 shares)	$ 117.20

Class K: Net Asset Value, offering price and redemption price per share ($1,597,898 ÷ 13,620 shares)	$ 117.32

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends (including $1,775 earned from other affiliated issuers)		$ 85,551
Interest		638
Income from Fidelity Central Funds		1,128
Total income		87,317

Expenses
Management fee Basic fee	$ 26,462
Performance adjustment	2,158
Transfer agent fees	6,763
Accounting and security lending fees	654
Custodian fees and expenses	140
Independent trustees' compensation	20
Registration fees	80
Audit	51
Legal	17
Miscellaneous	33
Total expenses before reductions	36,378
Expense reductions	(96)	36,282
Net investment income (loss)		51,035
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	341,136
Other affiliated issuers	(15,426)
Foreign currency transactions	(228)
Futures contracts	8,660
Total net realized gain (loss)		334,142
Change in net unrealized appreciation (depreciation) on: Investment securities	176,109
Assets and liabilities in foreign currencies	35
Futures contracts	(1,832)
Total change in net unrealized appreciation (depreciation)		174,312
Net gain (loss)		508,454
Net increase (decrease) in net assets resulting from operations		$ 559,489

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,035	$ 88,411
Net realized gain (loss)	334,142	1,263,440
Change in net unrealized appreciation (depreciation)	174,312	(130,972)
Net increase (decrease) in net assets resulting from operations	559,489	1,220,879
Distributions to shareholders from net investment income	(77,668)	(73,736)
Distributions to shareholders from net realized gain	(128,936)	(13,709)
Total distributions	(206,604)	(87,445)
Share transactions - net increase (decrease)	(161,303)	(24,445)
Total increase (decrease) in net assets	191,582	1,108,989

Net Assets
Beginning of period	9,523,222	8,414,233
End of period (including undistributed net investment income of $25,589 and undistributed net investment income of $52,222, respectively)	$ 9,714,804	$ 9,523,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 113.00	$ 99.54	$ 74.14	$ 64.53	$ 64.09	$ 51.82
Income from Investment Operations
Net investment income (loss) D	.60	1.02	1.13	.74	.59	.66G
Net realized and unrealized gain (loss)	6.05	13.47	25.28	9.48	.75	12.09
Total from investment operations	6.65	14.49	26.41	10.22	1.34	12.75
Distributions from net investment income	(.91)	(.86)	(1.01)	(.58)	(.88)	(.48)
Distributions from net realized gain	(1.54)	(.16)	-	(.03)	(.02)	-
Total distributions	(2.45)	(1.03) I	(1.01)	(.61)	(.90)	(.48)
Net asset value, end of period	$ 117.20	$ 113.00	$ 99.54	$ 74.14	$ 64.53	$ 64.09
Total ReturnB, C	5.97%	14.68%	36.07%	15.99%	2.05%	24.74%
Ratios to Average Net Assets E, H
Expenses before reductions	.77%A	.73%	.67%	.68%	.60%	.64%
Expenses net of fee waivers, if any	.77%A	.73%	.67%	.68%	.60%	.64%
Expenses net of all reductions	.77%A	.73%	.65%	.68%	.59%	.63%
Net investment income (loss)	1.04%A	.95%	1.30%	1.07%	.87%	1.12%G
Supplemental Data
Net assets, end of period (in millions)	$ 8,117	$ 8,024	$ 7,153	$ 5,571	$ 6,006	$ 7,276
Portfolio turnover rateF	64%A	81%	99%	77%	95%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .73%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $1.03 per share is comprised of distributions from net investment income of $.864 and distributions from net realized gain of $.164 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 113.17	$ 99.70	$ 74.27	$ 64.66	$ 64.24	$ 51.96
Income from Investment Operations
Net investment income (loss) D	.66	1.15	1.25	.85	.70	.76 G
Net realized and unrealized gain (loss)	6.06	13.47	25.30	9.47	.74	12.12
Total from investment operations	6.72	14.62	26.55	10.32	1.44	12.88
Distributions from net investment income	(1.03)	(.98)	(1.12)	(.68)	(1.00)	(.60)
Distributions from net realized gain	(1.54)	(.16)	-	(.03)	(.02)	-
Total distributions	(2.57)	(1.15) I	(1.12)	(.71)	(1.02)	(.60)
Net asset value, end of period	$ 117.32	$ 113.17	$ 99.70	$ 74.27	$ 64.66	$ 64.24
Total ReturnB, C	6.03%	14.81%	36.26%	16.16%	2.20%	24.96%
Ratios to Average Net Assets E, H
Expenses before reductions	.66%A	.62%	.54%	.54%	.44%	.47%
Expenses net of fee waivers, if any	.66%A	.62%	.54%	.54%	.44%	.47%
Expenses net of all reductions	.66%A	.61%	.52%	.53%	.44%	.46%
Net investment income (loss)	1.15%A	1.07%	1.42%	1.22%	1.02%	1.29% G
Supplemental Data
Net assets, end of period (in millions)	$ 1,598	$ 1,499	$ 1,261	$ 765	$ 639	$ 872
Portfolio turnover rate F	64%A	81%	99%	77%	95%	148%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $1.15 per share is comprised of distributions from net investment income of $.983 and distributions from net realized gain of $.164 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,400,746
Gross unrealized depreciation	(358,352)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,042,394

Tax cost	$ 8,910,423

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

During the period the Fund recognized net realized gain (loss) of $8,660 and a change in net unrealized appreciation (depreciation) of $(1,832) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities , other than short-term securities, aggregated $2,998,525 and $3,249,599, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .59% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Value	$ 6,396.16
Class K	367.05
	$ 6,763

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $68 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $936, including $21 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $92 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Value expenses during the period in the amount of $4.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Value	$ 63,932	$ 61,240
Class K	13,736	12,496
Total	$ 77,668	$ 73,736
From net realized gain
Value	$ 108,489	$ 11,624
Class K	20,447	2,085
Total	$ 128,936	$ 13,709

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Value
Shares sold	2,922	9,711	$ 334,025	$ 1,038,871
Reinvestment of distributions	1,454	693	164,069	69,558
Shares redeemed	(6,132)	(11,257)	(700,341)	(1,196,902)
Net increase (decrease)	(1,756)	(853)	$ (202,247)	$ (88,473)
Class K
Shares sold	1,777	3,811	$ 202,730	$ 411,317
Reinvestment of distributions	303	145	34,183	14,580
Shares redeemed	(1,706)	(3,357)	(195,969)	(361,869)
Net increase (decrease)	374	599	$ 40,944	$ 64,028

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

VAL-USAN-0615
1.784919.112

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 26, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 26, 2015